UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 02/28/2017

Item 1 – Report to Stockholders

FEBRUARY 28, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Defined Opportunity Credit Trust (BHL)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Risk assets, such as stocks and high yield bonds, enjoyed strong performance in the 12 months ended February 28, 2017. It was a different story for higher-quality assets such as U.S. Treasuries, which generated muted returns after struggling in the latter part of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth and investors braced for higher interest rates.

Markets showed great resilience during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making selectivity increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.01%	24.98%
U.S. small cap equities (Russell 2000® Index)	12.61	36.11
International equities (MSCI Europe, Australasia, Far East Index)	4.90	15.75
Emerging market equities (MSCI Emerging Markets Index)	5.51	29.46
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.22	0.39
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(6.17)	(4.09)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.19)	1.42
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.51)	0.76
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.43	21.83
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	3

Fund Summary as of February 28, 2017	BlackRock Defined Opportunity Credit Trust

Fund Overview

BlackRock Defined Opportunity Credit Trust’s (BHL) (the “Fund”) primary investment objective is to provide high current income, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing substantially all of its assets in loan and debt instruments and loan-related and debt-related instruments (collectively “credit securities”). The Fund invests, under normal market conditions, at least 80% of its managed assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans; (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (iii) credit securities that are rated below investment grade by a nationally recognized credit rating organization or unrated credit securities that are deemed to be of comparable quality by the investment adviser; and (iv) investment grade corporate bonds. The Fund may invest directly in such securities or synthetically through the use of derivatives.

BHL is scheduled to terminate no later than December 31, 2017.

No assurance can be given that the Fund’s investment objectives will be achieved.

Performance and Portfolio Management Commentary

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BHL[1,2]	6.26%	4.02%
Lipper Loan Participation Funds[3]	13.07%	6.22%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

•

Floating rate loan interests (bank loans) benefited from the strong appetite for credit during the six-month period. From a sector perspective, the largest absolute contributors to performance included technology, healthcare, and consumer cyclical services. On a credit rating basis, B-rated, BB-rated and CCC-rated positions were the largest contributors over the semi-annual period. Finally, from an asset allocation standpoint, the Fund’s tactical positions in high yield bonds and collateralized loan obligations benefited performance.

•

From a sector perspective, exposure to retailers was the sole absolute detractor from Fund performance for the six-month period. From a credit rating perspective, D-rated names posted slightly negative results while all other credit-rating segments posted positive returns.

Describe recent portfolio activity.

•

During the period, the Fund maintained its overall focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. The Fund has concentrated its investments in strong companies with stable cash flows and high quality collateral, with the ability to meet interest obligations and ultimately return principal. From a sector standpoint, the Fund reduced exposure to consumer cyclical services overall and in particular to retailers, on the view that the outlook for the space continues to deteriorate on the back of weaker revenues. By contrast, the Fund increased its allocation to the health care and pharmaceutical sectors. With the bank loan universe trading over par, the Fund selectively added to its fixed rate high yield bond allocation in order to add price appreciation potential, as well as to garner higher quality energy exposure relative to that available within bank loans.

Describe portfolio positioning at period end.

•

The Fund held a majority of its portfolio in floating rate bank loans, with a modest position in relatively conservative high yield corporate bonds. The Fund maintained its highest concentration in higher coupon B-rated loans of select issuers while limiting exposure to low coupon BB-rated loans. Additionally, the Fund held a minimal position in loans rated CCC and below, while also avoiding the more volatile segments of that universe, such as oilfield services and retailers. Leading individual positions included Level 3 Communications, Inc. (wirelines), Altice NV (cable & satellite), and First Data Corp. (technology).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Defined Opportunity Credit Trust

Fund Information
Symbol on New York Stock Exchange (“NYSE”)	BHL
Initial Offering Date	January 31, 2008
Current Distribution Rate on Closing Market Price as of February 28, 2017 ($13.88)[1]	4.41%
Current Monthly Distribution per Common Share[2]	$0.051
Current Annualized Distribution per Common Share[2]	$0.612
Economic Leverage as of February 28, 2017[3]	18%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$13.88	$13.42	3.43%	$13.95	$13.24
Net Asset Value	$13.87	$13.70	1.24%	$13.91	$13.68

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/28/17		8/31/16
Floating Rate Loan Interests	94%		95%
Corporate Bonds	5		4
Asset-Backed Securities	1		1
Short-Term Securities[4]	—		—
Other	—	[5]	—	[6]

[4]	Representing less than 1% of the Fund’s total investments.

[5]	Includes less than 1% holding in each of the following investments types: Common Stocks, Rights and Warrants.

[6]	Includes less than 1% holding in each of the following investments types: Common Stocks, Investment Companies, Non-Agency Mortgage-Backed Securities and Warrants.

Credit Quality Allocation[7,8]	2/28/17	8/31/16
A4	—	—
BBB/Baa	6%	11%
BB/Ba	46	45
B	43	39
CCC/Caa	2	2
N/R	3	3

[7]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used.

Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[8]	Excludes Short-Term Securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	5

Fund Summary as of February 28, 2017	BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Overview

BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its managed assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade at the time of investment or, if unrated, are considered by the investment adviser to be of comparable quality. The Fund may invest directly in floating rate debt securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance and Portfolio Management Commentary

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
FRA[1,2]	11.02%	5.13%
Lipper Loan Participation Funds[3]	13.07%	6.22%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

•

Floating rate loan interests (bank loans) benefited from the strong appetite for credit during the six-month period. On a sector basis, the largest contributors included holdings within technology, health care and chemicals. From a credit-rating perspective, B-rated, BB-rated and CCC-rated names were the largest contributors, as the lower credit-quality portions of the bank loan market drove the overall rally across the asset class. The Fund’s tactical allocation to high yield bonds also contributed to performance, as the asset class benefited to a greater degree than bank loans from the rally in the energy and metals & mining sectors. Finally, an out-of-benchmark allocation to collateralized loan obligations added to returns.

•	The sole negative contributor to the Fund’s absolute performance over the six months came from exposure to retailers, as the space continued to display fundamental weakness. All other sectors within the bank loan market provided positive returns, as did all credit rating segments within the asset class.

Describe recent portfolio activity.

•

During the period, the Fund maintained its overall focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. The Fund has concentrated its investments in strong companies with stable cash flows and high quality collateral, with the ability to meet interest obligations and ultimately return principal. From a sector standpoint, the Fund reduced exposure to consumer cyclical services overall and in particular to retailers, on the view that the outlook for the space continues to deteriorate on the back of weaker revenues. By contrast, the Fund increased its allocation to the health care and pharmaceutical sectors. With the bank loan universe trading over par, the Fund selectively added to its fixed rate high yield bond allocation in order to add price appreciation potential, as well as to garner higher quality energy exposure relative to that available within bank loans.

Describe portfolio positioning at period end.

•

The Fund held a majority of its portfolio in floating rate bank loans, with a moderate position in relatively conservative high yield corporate bonds. The Fund maintained its highest concentration in higher coupon B-rated loans of select issuers, while limiting exposure to both higher quality loans with less compelling risk/reward profiles and lower-rated loans with more equity-like profiles and greater downside risk should credit sentiment weaken. At period-end, top issuer overweights included Ligado Networks LLC (wireless), Altice NV (cable & satellite), and Level 3 Communications, Inc. (wirelines).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Information

Symbol on NYSE	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of February 28, 2017 ($14.74)[1]	4.97%
Current Monthly Distribution per Common Share[2]	$0.061
Current Annualized Distribution per Common Share[2]	$0.732
Economic Leverage as of February 28, 2017[3]	28%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.74	$13.70	7.59%	$14.82	$13.36
Net Asset Value	$15.06	$14.78	1.89%	$15.08	$14.76

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/28/17		8/31/16
Floating Rate Loan Interests	92%		93%
Corporate Bonds	6		4
Asset-Backed Securities	2		3
Common Stocks[4]	—		—
Short-Term Securities	—		—	[4]
Other	—	[5]	—	[6]

[4]	Representing less than 1% of the Fund’s total investments.

[5]	Includes a less than 1% holding in each of the following investment types: Options Purchased, Other Interests, Preferred Securities, Rights and Warrants.

[6]

Includes a less than 1% holding in each of the following investment types: Investment Companies, Non-Agency Mortgage-Backed Securities, Options Purchased, Other Interests, Preferred Securities and Warrants.

Credit Quality Allocation[7,8]	2/28/17	8/31/16
A4	—	—
BBB/Baa	9%	11%
BB/Ba	45	44
B	40	39
CCC/Caa	3	3
N/R	3	3

[7]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[8]	Excludes Short-Term Securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	7

Fund Summary as of February 28, 2017	BlackRock Limited Duration Income Trust

Fund Overview

BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:

•	intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;

•	senior, secured floating rate loans made to corporate and other business entities; and

•

U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade at the time of investment or unrated and deemed by the investment adviser to be of comparable quality and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade or unrated and deemed by the investment adviser to be of comparable quality.

The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance and Portfolio Management Commentary

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BLW[1,2]	6.64%	5.61%
Lipper High Yield Funds (Leveraged) [3]	7.08%	7.59%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

What factors influenced performance?

•	The largest contributors to the Fund’s absolute performance over the period were its exposures to high yield corporate bonds, floating rate loans and asset-backed securities (“ABS”).

•

The largest detractors from the Fund’s absolute performance over the period were its allocation to sovereign plus names, as well as its duration (sensitivity to interest rate movements) and yield curve positioning.

•

The Fund held derivatives during the period, including Treasury futures, currency forwards, options and credit default swaps. The derivatives were primarily used to adjust duration (sensitivity to interest rate movements) and yield curve exposure, and to manage credit risk. The Fund’s derivative exposures had a positive impact on performance.

Describe recent portfolio activity.

•

Over the six-month period, the Fund kept its level of spread duration (sensitivity to changes in credit spreads) essentially unchanged, while rotating sector allocations to reflect the view that the economy is entering a reflationary period. The Fund’s allocations to ABS and investment grade credit were reduced and rotated into emerging market debt, high yield corporates and commercial mortgage-backed securities (“CMBS”). In addition, agency collateralized mortgage obligations were added to the portfolio.

Describe portfolio positioning at period end.

•

At period end, the Fund maintained a diversified exposure to non-government spread sectors, including high yield corporates, senior loans, investment grade corporate credit, CMBS, and ABS, as well as agency and non-agency residential mortgage-backed securities. The Fund ended the period with a shorter duration stance and a yield curve flattening bias based on the view that the Fed would raise interest rates imminently.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Limited Duration Income Trust

Fund Information

Symbol on NYSE	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of February 28, 2017 ($15.98)[1]	6.53%
Current Monthly Distribution per Common Share[2]	$0.087
Current Annualized Distribution per Common Share[2]	$1.044
Economic Leverage as of February 28, 2017[3]	29%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change.

[3]

Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$15.98	$15.74	1.52%	$15.98	$14.75
Net Asset Value	$16.93	$16.84	0.53%	$16.98	$16.54

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/28/17		8/31/16
Corporate Bonds	46%		42%
Floating Rate Loan Interests	26		26
Asset-Backed Securities	9		10
Non-Agency Mortgage-Backed Securities	7		8
Preferred Securities	7		8
Foreign Agency Obligations	3		4
U.S. Government Sponsored Agency Securities	1		1
U.S. Treasury Obligations	1		1
Other	—	[4]	—	[5]

[4]	Includes a less than 1% holding in each of the following investment types: Common Stocks, Options Purchased, Options Written, Other Interests, Rights, Short-Term Securities and Warrants.

[5]	Includes a less than 1% holding in each of the following investment types: Common Stocks, Investment Companies, Options Purchased, Options Written, Other Interests, Short-Term Securities and Warrants.

Credit Quality Allocation[6,7]	2/28/17	8/31/16
AAA/Aaa[8]	4%	4%
AA/Aa	1	1
A	6	7
BBB/Baa	18	19
BB/Ba	34	32
B	28	25
CCC/Caa	5	4
N/R	4	8

[6]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[7]	Excludes Options Purchased, Options Written and Short-Term Securities.

[8]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	9

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the [Fund’s/Funds’] portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Funds’ intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

Each Fund may utilize leverage through a credit facility, or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds are permitted to issue debt up to 33  1/3% of their total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having values not less than the value of a Fund’s obligations under the reverse repurchase agreement (including accrued interest), then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Specialty Retail — 0.0%
Things Remembered, Inc. (a)		215,057	—
Total Common Stocks — 0.0%			—

Asset-Backed Securities (b)(c)	Par (000)
Asset-Backed Securities — 1.2%
ALM XIV Ltd., Series 2014-14A, Class C, 4.49%, 7/28/26	USD	463	$460,553
ALM XVII Ltd., Series 2015-17A, Class C1, 5.17%, 1/15/28		250	250,849
Atrium CDO Corp., Series 9A, Class D, 4.55%, 2/28/24		250	250,624
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.69%, 11/14/26		250	249,502
Webster Park CLO Ltd., Series 2015-1A, Class B1, 4.13%, 1/20/27		250	251,643
Total Asset-Backed Securities — 1.2%			1,463,171

Corporate Bonds
Airlines — 0.5%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		590	603,275
Communications Equipment — 0.2%
Avaya, Inc., 7.00%, 4/01/19 (a)(b)(d)		301	240,047
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/01/31		50	61,500
Containers & Packaging — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)(c):
3.96%, 12/15/19		62	63,314
4.29%, 5/15/21		249	255,536
Reynolds Group Issuer, Inc., 4.52%, 7/15/21 (b)(c)		1,160	1,190,450

			1,509,300
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc.:
4.76%, 1/15/18 (c)		228	228,570
6.13%, 1/15/21		127	131,604
SBA Communications Corp., 4.88%, 9/01/24 (b)		75	74,617

			434,791
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20 (b)(a)(d)		240	—
Energy Equipment & Services — 0.2%
Transocean, Inc., 9.00%, 7/15/23 (b)		156	168,090
Weatherford International Ltd., 9.88%, 2/15/24 (b)		75	86,625

			254,715

Corporate Bonds	Par (000)		Value
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21 (b)	USD	115	$120,175
Health Care Providers & Services — 0.1%
HCA, Inc., 5.25%, 6/15/26		50	52,813
HealthSouth Corp., 5.75%, 11/01/24		75	76,500
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		15	16,125

			145,438
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		340	345,950
Internet Software & Services — 0.0%
Equinix, Inc., 5.75%, 1/01/25		50	53,000
Media — 1.1%
Altice Financing SA, 6.63%, 2/15/23 (b)		200	210,500
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		50	50,375
CSC Holdings LLC, 10.88%, 10/15/25 (b)		200	241,000
SFR Group SA (b):
6.00%, 5/15/22		200	207,438
6.25%, 5/15/24		240	243,597
7.38%, 5/01/26		255	264,244
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (b)		200	202,250

			1,419,404
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		306	304,470
3.10%, 3/15/20		250	245,000
Teck Resources Ltd.:
4.50%, 1/15/21		188	194,932
3.75%, 2/01/23		130	126,724

			871,126
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (b)		155	173,600
CONSOL Energy, Inc., 5.88%, 4/15/22		376	366,600
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (b)		35	37,275
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (b)		225	237,375
NGPL PipeCo LLC, 7.12%, 12/15/17 (b)		85	88,081
Noble Holding International Ltd., 7.75%, 1/15/24		210	204,225
Rowan Cos., Inc., 7.38%, 6/15/25		80	83,000
Sanchez Energy Corp., 6.13%, 1/15/23		57	54,720

			1,244,876
Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.80%, 12/01/17 (c)		68	68,000
Software — 0.0%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		50	52,500
Wireless Telecommunication Services — 0.0%
Sprint Communications, Inc., 7.00%, 8/15/20		50	53,938
Total Corporate Bonds — 6.0%			7,478,035

Portfolio Abbreviations

ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	NZD	New Zealand Dollar
AUD	Australian Dollar	EUR	Euro	OTC	Over-the-Counter
BRL	Brazilian Real	GBP	British Pound	PIK	Payment-In-Kind
CAD	Canadian Dollar	JPY	Japanese Yen	S&P	Standard and Poor’s
CHF	Swiss Franc	LOC	Letter of Credit	SEK	Swedish Krona
CLO	Collateralized Loan Obligation	NOK	Norwegian Krone	USD	U.S. Dollar
DIP	Debtor-In-Possession

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (c)	Par (000)		Value
Aerospace & Defense — 2.1%
BE Aerospace, Inc., 2014 Term Loan B, 3.94%, 12/16/21	USD	507	$508,639
Engility Corp.:
Term Loan B1, 5.03%, 8/12/20		78	78,561
Term Loan B2, 4.53%, 8/12/23		143	144,561
TransDigm, Inc.:
2015 Term Loan E, 3.78%, 5/14/22		216	217,139
2016 Extended Term Loan F, 3.78%, 6/09/23		1,403	1,409,439
Term Loan D, 4.00%, 6/04/21		257	258,225

			2,616,564
Air Freight & Logistics — 0.8%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		133	115,626
CEVA Intercompany BV, Dutch Term Loan, 6.54%, 3/19/21		136	118,646
CEVA Logistics Canada ULC, Canadian Term Loan, 6.54%, 3/19/21		23	19,572
CEVA Logistics US Holdings, Inc., Term Loan, 6.54%, 3/19/21		185	160,496
XPO Logistics, Inc., Term Loan B2, 4.30%, 11/01/21		583	587,828

			1,002,168
Airlines — 0.1%
Northwest Airlines, Inc.:
3.08%, 3/10/17		30	29,767
2.46%, 9/10/18		109	107,529

			137,296
Auto Components — 0.6%
Anchor Glass Container Corp., 2016 1st Lien Term Loan, 4.25%, 12/07/23		120	121,401
Gates Global LLC, Term Loan B, 4.25%, 7/06/21		483	483,397
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.78%, 4/30/19		133	133,333

			738,131
Automobiles — 0.1%
FCA US LLC, 2018 Term Loan B, 3.28%, 12/31/18		109	109,463
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		183	182,355
Building Materials — 1.0%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.54%, 7/28/23		145	146,994
2015 Term Loan, 4.79%, 7/28/22		179	178,911
2016 Incremental Delayed Draw Term Loan, 5.50%, 7/28/22		97	97,687
2016 Incremental Term Loan, 5.50%, 7/28/22		799	804,141

			1,227,733
Building Products — 2.8%
Continental Building Products LLC, 2017 Term Loan B, 3.28%, 8/18/23		258	259,930
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,166	1,173,003
GYP Holdings III Corp., 1st Lien Term Loan, 4.54%, 4/01/21		345	346,872
Jeld-Wen, Inc., Term Loan B2, 4.75%, 7/01/22		403	405,231
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		207	207,957
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.02%, 11/15/23		495	500,722

Floating Rate Loan Interests (c)	Par (000)		Value
Building Products (continued)
Wilsonart LLC, 2016 Term Loan, 4.50%, 12/19/23	USD	595	$598,386

			3,492,101
Capital Markets — 0.4%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		145	144,224
RPI Finance Trust, Term Loan B5, 3.50%, 10/14/22		308	311,877

			456,101
Chemicals — 4.2%
Allnex (Luxembourg) & Cy SCA, 2016 Term Loan B2, 5.29%, 9/13/23		97	97,559
Allnex USA, Inc., Term Loan B3, 5.29%, 9/13/23		73	73,500
Axalta Coating Systems US Holdings, Inc., Term Loan B1, 3.50%, 2/01/23		367	371,805
CeramTec Acquisition Corp., Term Loan B2, 4.30%, 8/30/20		26	26,214
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		249	249,180
Chemours Co., Term Loan B, 3.79%, 5/12/22		268	269,632
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		68	60,137
Huntsman International LLC, Term Loan B2, 3.78%, 4/01/23		500	505,219
Klockner-Pentaplast of America, Inc.:
1st Lien Term Loan, 4.25%, 4/28/20		266	268,474
German Borrower, 4.25%, 4/28/20		114	114,732
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23		391	395,077
Term Loan B5, 4.50%, 6/07/20		424	428,664
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		716	707,537
PQ Corp., 2016 Term Loan, 5.29%, 11/04/22		312	316,818
Royal Holdings, Inc.:
2015 2nd Lien Term Loan, 8.50%, 6/19/23		61	60,766
2017 Term Loan B, 4.25%, 6/30/22		256	257,621
Solenis International LP:
1st Lien Term Loan, 4.30%, 7/31/21		343	344,224
2nd Lien Term Loan, 7.80%, 7/31/22		390	384,961
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		105	105,329
Versum Materials, Inc., Term Loan, 3.50%, 9/29/23		214	217,010

			5,254,459
Commercial Services & Supplies — 7.2%
ADMI Corp., 2015 Term Loan B, 5.29%, 4/30/22		260	261,457
Advanced Disposal Services, Inc., Term Loan B3, 3.50%, 11/10/23		758	765,147
Asurion LLC:
2016 Term Loan B2, 4.03%, 7/08/20		128	129,230
Term Loan B4, 4.25%, 8/04/22		441	446,645
Term Loan B5, 4.75%, 11/03/23		549	555,680
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.79%, 11/26/20		633	633,346
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		833	842,108
Catalent Pharma Solutions, Inc., Term Loan B, 3.75%, 5/20/21		821	830,790
Dealer Tire LLC, 2016 Term Loan B, 4.75%, 12/22/21		211	214,600
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20		84	78,470
GCA Services Group, Inc., 2016 Term Loan, 5.99%, 3/01/23		423	427,376

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (c)	Par (000)		Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc.:
Term Loan B2, 4.19%, 3/11/21	USD	300	$302,215
Term Loan B3, 4.50%, 3/09/23		402	406,738
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		299	295,162
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.25%, 5/02/22		315	317,597
PSSI Holdings LLC, Term Loan B, 4.75%, 12/02/21		368	373,029
Spin Holdco, Inc., Term Loan B, 4.28%, 11/14/19		802	798,586
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		229	231,711
US Ecology, Inc., Term Loan, 3.78%, 6/17/21		153	154,414
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		479	483,935
Waste Industries USA, Inc., 2016 Term Loan, 3.53%, 2/27/20		500	502,552

			9,050,788
Communications Equipment — 0.8%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		210	211,482
2nd Lien Term Loan, 7.50%, 1/24/22		84	84,702
Avaya, Inc., Term Loan B7, 6.28%, 5/29/20 (a)(d)		56	44,753
CommScope, Inc., Term Loan B5, 3.28%, 12/29/22		207	209,254
Riverbed Technology, Inc., 2016 Term Loan, 4.25%, 4/24/22		441	444,358

			994,549
Construction & Engineering — 1.0%
CNT Holdings III Corp., 2017 Term Loan, 4.25%, 1/22/23		283	284,455
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23		768	777,676
USIC Holdings, Inc., 2016 1st Lien Term Loan, 4.75%, 12/08/23		190	191,070

			1,253,201
Construction Materials — 0.8%
Filtration Group Corp., 1st Lien Term Loan, 4.30%, 11/21/20		791	797,345
Headwaters, Inc., 2016 Term Loan B, 4.00%, 3/24/22		159	159,383
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		79	79,417

			1,036,145
Containers & Packaging — 2.1%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.01%, 12/17/21		500	501,209
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		70	70,384
Berry Plastics Group, Inc., Term Loan I, 3.28%, 10/03/22		1,181	1,188,790
BWAY Holding Co., 2016 Term Loan B, 4.75%, 8/14/23		849	848,802

			2,609,185
Distributors — 0.8%
American Builders & Contractors Supply Co., Inc., Term Loan B, 3.53%, 10/31/23		771	777,279
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		214	212,559

			989,838

Floating Rate Loan Interests (c)	Par (000)		Value
Diversified Consumer Services — 1.8%
Bright Horizons Family Solutions, Inc., 2016 Term Loan B, 3.52%, 11/07/23	USD	699	$706,533
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		270	255,349
J.D. Power and Associates, 1st Lien Term Loan, 5.25%, 9/07/23		284	287,130
Serta Simmons Holdings LLC, 2nd Lien Term Loan, 9.04%, 11/08/24		240	244,500
ServiceMaster Co., 2016 Term Loan B, 3.28%, 11/08/23		440	444,400
Weight Watchers International, Inc., Term Loan B2, 4.25%, 4/02/20		338	296,628

			2,234,540
Diversified Financial Services — 0.8%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		430	433,564
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		221	221,327
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		382	384,733

			1,039,624
Diversified Telecommunication Services — 2.4%
Consolidated Communications, Inc.:
2016 Term Loan B, 4.00%, 10/04/23		155	155,495
Term Loan B2, 4.00%, 10/05/23		105	105,600
Hawaiian Telcom Communications, Inc., Term Loan B, 5.29%, 6/06/19		508	507,643
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.29%, 8/14/20		502	501,868
2nd Lien Term Loan, 9.75%, 2/12/21		168	167,511
Telenet International Finance Sarl, Term Loan AF, 3.77%, 1/31/25		905	912,919
Virgin Media Investment Holdings Ltd., Term Loan I, 3.52%, 1/31/25		590	592,295

			2,943,331
Electric Utilities — 1.9%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.30%, 6/30/17		1,425	1,428,681
TEX Operations Co. LLC:
Exit Term Loan B, 3.53%, 8/04/23		614	617,171
Exit Term Loan C, 3.53%, 8/04/23		140	140,690
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 5.03%, 11/10/17 (a)(d)		380	—
Vistra Operations Co. LLC, 2016 Term Loan B2, 4.02%, 12/14/23		170	170,983

			2,357,525
Electronic Equipment, Instruments & Components — 0.1%
CPI Acquisition, Inc., Term Loan B, 5.83%, 8/17/22		146	130,590
Food & Staples Retailing — 3.2%
Albertsons LLC:
2016 Term Loan B4, 3.78%, 8/22/21		1,009	1,020,742
2016 Term Loan B5, 4.25%, 12/22/22		82	82,749
Hostess Brands LLC, 2016 1st Lien Term Loan, 4.00%, 8/03/22		620	627,335
Rite Aid Corp., 2nd Lien Term Loan:
5.75%, 8/21/20		278	279,174
4.88%, 6/21/21		562	563,392
US Foods, Inc., 2016 Term Loan B, 3.53%, 6/27/23		1,478	1,495,675

			4,069,067

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (c)	Par (000)		Value
Food Products — 2.0%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21	USD	230	$227,776
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23		355	359,217
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		243	240,100
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		601	602,830
Reynolds Group Holdings Inc., 2017 Term Loan, 3.78%, 2/05/23		1,049	1,056,458

			2,486,381
Health Care Equipment & Supplies — 3.8%
Alere, Inc.:
2015 Term Loan A, 3.78%, 6/18/20		103	103,230
2015 Term Loan B, 4.25%, 6/18/22		430	430,329
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		552	556,436
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		854	856,005
Cotiviti Corp., Term Loan B, 3.75%, 9/28/23		589	593,370
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		516	506,482
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		510	503,376
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		690	689,751
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		508	502,851

			4,741,830
Health Care Providers & Services — 9.0%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.78%, 2/11/22		110	110,537
Term Loan B2, 3.78%, 2/16/23		485	488,889
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		764	773,778
Community Health Systems, Inc.:
Term Loan F, 4.19%, 12/31/18		273	272,676
Term Loan G, 3.75%, 12/31/19		420	415,832
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/21		1,362	1,378,351
Envision Healthcare Corp., 2016 Term Loan B, 4.00%, 12/01/23		1,710	1,730,657
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		325	313,157
HCA, Inc., Term Loan B6, 4.03%, 3/17/23		1,173	1,181,585
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		926	931,179
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		571	579,530
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		104	104,337
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		116	116,958
2016 Term Loan, 5.50%, 8/14/21		161	161,492
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22		374	378,349
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		711	710,559
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		433	435,241
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		564	564,860
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		305	280,879
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		409	414,504

			11,343,350

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Technology — 1.2%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 11/02/18	USD	55	$54,720
IMS Health, Inc., 2016 Term Loan B, 3.50%, 3/17/21		938	941,887
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.25%, 10/21/23		410	410,513
2nd Lien Term Loan, 8.25%, 10/21/24		115	116,725

			1,523,845
Hotels, Restaurants & Leisure — 5.1%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		572	572,583
2nd Lien Term Loan, 8.00%, 8/01/22		227	227,199
AMF Bowling Centers, Inc., 2016 Term Loan, 6.00%, 8/17/23		262	263,216
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		81	81,170
Term Loan B2, 3.71%, 9/15/23		478	482,634
Burger King Capital Holdings LLC, 2017 Term Loan B, 3.25%, 2/14/24		567	567,058
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,724	1,738,406
CCM Merger, Inc., Term Loan B, 4.03%, 8/08/21		305	307,687
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		479	484,105
ESH Hospitality, Inc., 2016 Term Loan B, 3.78%, 8/30/23		728	733,090
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.00%, 11/30/23		55	55,746
La Quinta Intermediate Holdings LLC, Term Loan B, 3.77%, 4/14/21		188	188,633
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		288	290,053
Sabre GLBL, Inc., Term Loan B, 3.53%, 2/08/24		93	93,469
Scientific Games International, Inc., 2017 Term Loan B3, 4.77%, 10/01/21		349	354,528

			6,439,577
Household Products — 0.9%
Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.54%, 11/08/23		1,065	1,069,462
Independent Power and Renewable Electricity Producers — 2.5%
Aria Energy Operating LLC, Term Loan, 5.55%, 5/27/22		271	270,434
Calpine Construction Finance Co., LP, Term Loan B1, 3.03%, 5/03/20		236	236,263
Calpine Corp.:
Term Loan B5, 3.75%, 1/15/24		253	253,790
Term Loan B6, 3.75%, 1/15/23		480	482,325
Term Loan B7, 3.75%, 5/31/23		172	173,512
Dynegy, Inc., 2017 Term Loan C, 4.25%, 6/27/23		717	724,287
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		746	753,095
Term Loan C, 5.00%, 12/19/21		33	33,813
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		250	230,366

			3,157,885
Industrial Conglomerates — 0.6%
Cortes NP Acquisition Corp., Term Loan B, 6.04%, 11/30/23		663	667,549
Sequa Corp., Term Loan B, 5.25%, 6/19/17		111	106,513

			774,062
Insurance — 1.6%
AssuredPartners, Inc., 2016 Term Loan B, 5.25%, 10/21/22		494	499,140

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (c)	Par (000)		Value
Insurance (continued)
Hub International Ltd., Term Loan B, 4.03%, 10/02/20	USD	206	$208,001
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.00%, 8/31/21 (e)		260	271,050
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		447	448,357
2016 1st Lien Term Loan, 4.25%, 3/01/21		204	205,378
2nd Lien Term Loan, 6.75%, 2/28/22		410	411,197

			2,043,123
Internet & Direct Marketing Retail — 0.6%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 3.78%, 8/19/23		688	688,582
Internet Software & Services — 0.3%
GTT Communications, Inc., 2016 Term Loan B, 5.00%, 1/09/24		86	87,182
WaveDivision Holdings LLC, Term Loan B, 3.79%, 10/15/19		333	333,927

			421,109
IT Services — 4.3%
Cision US, Inc., Term Loan B, 7.00%, 6/16/23		279	280,224
First Data Corp., 2016 Term Loan, 3.78%, 3/24/21		2,803	2,827,369
Global Payments, Inc., Reprice Term Loan B, 3.28%, 4/22/23		371	374,944
VF Holding Corp., Reprice Term Loan, 4.25%, 6/30/23		1,082	1,091,087
WEX, Inc., Term Loan B, 4.28%, 7/01/23		851	863,486

			5,437,110
Machinery — 2.2%
Faenza Acquisition GmbH:
Term Loan B1, 4.30%, 8/30/20		224	224,655
Term Loan B3, 4.30%, 8/30/20		68	68,575
Gardner Denver, Inc., Term Loan, 4.57%, 7/30/20		254	253,648
Infiltrator Systems, Inc., 2016 Term Loan B, 4.50%, 5/27/22		335	336,275
Mueller Water Products, Inc., 2017 Term Loan B, 3.28%, 11/26/21		176	178,055
Navistar International Corp., 2017 Term Loan B, 5.00%, 8/07/20		215	216,122
Rexnord LLC, 2016 Term Loan B, 3.75%, 8/21/23		471	473,200
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		830	791,068
Wabash National Corp., 2017 Term Loan B, 3.53%, 3/18/22		199	200,360

			2,741,958
Media — 10.7%
Altice US Finance I Corp., 2016 Term Loan B, 3.78%, 1/15/25		1,116	1,128,126
AMC Entertainment, Inc., Term Loan B, 3.53%, 12/15/23		165	166,733
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		217	219,260
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.03%, 1/15/24		1,872	1,883,270
CSC Holdings LLC, 2016 Term Loan, 3.77%, 10/11/24		788	795,574
Entercom Radio LLC, 2016 Term Loan, 4.50%, 11/01/23		119	119,718
Hemisphere Media Holdings LLC, 2017 Term Loan B, 4.27%, 2/08/24		365	364,073
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		497	461,544
iHeartCommunications, Inc.:
Extended Term Loan E, 8.28%, 7/30/19		110	95,150
Term Loan D, 7.53%, 1/30/19		1,321	1,146,276

Floating Rate Loan Interests (c)	Par (000)		Value
Media (continued)
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19	USD	874	$867,970
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 11/17/23		409	413,349
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.52%, 1/07/22		275	274,313
Live Nation Entertainment, Inc., Term Loan B2, 3.31%, 10/31/23		111	112,570
MCC Iowa LLC, Term Loan J, 3.50%, 6/30/21		122	122,675
Mediacom Illinois LLC, Term Loan K, 3.00%, 2/15/24		248	248,917
Mission Broadcasting, Inc., 2016 Term Loan B2, 3.77%, 1/17/24		93	94,649
Nexstar Broadcasting, Inc., 2017 Term Loan B, 3.77%, 1/17/24		982	996,671
Nielsen Finance LLC, Term Loan B3, 3.27%, 10/04/23		433	438,165
Numericable U.S. LLC:
Term Loan B10, 4.29%, 1/14/25		479	482,190
Term Loan B7, 5.29%, 1/15/24		143	144,125
SBA Senior Finance II LLC, Term Loan B1, 3.04%, 3/24/21		517	519,423
Sinclair Television Group, Inc., Term Loan B2, 3.04%, 1/03/24		224	223,995
Trader Corp., Term Loan, 5.00%, 9/28/23		350	351,022
Tribune Media Co., Term Loan C, 3.78%, 1/27/24		884	891,358
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		790	792,778

			13,353,894
Metals & Mining — 0.0%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		100	9,667
Multiline Retail — 0.4%
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		497	487,528
Oil, Gas & Consumable Fuels — 4.1%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		745	839,369
Term Loan A, 3.78%, 10/01/19		568	546,483
Chesapeake Energy Corp., Term Loan, 8.55%, 8/23/21		739	797,730
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		236	240,193
Energy Transfer Equity LP, 2017 Term Loan B, 3.53%, 2/02/24		272	272,346
EWT Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		131	131,441
MEG Energy Corp., 2017 Term Loan B, 4.75%, 12/31/23		901	906,300
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		79	77,248
PowerTeam Services LLC:
1st Lien Term Loan, 4.25%, 5/06/20		113	113,259
2nd Lien Term Loan, 8.25%, 11/06/20		105	104,475
Seventy Seven Operating LLC, Term Loan B, 3.78%, 6/25/20		60	59,139
TPF II Power LLC, Term Loan B, 5.00%, 10/02/21		468	472,131
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		617	623,281

			5,183,395
Personal Products — 0.5%
Revlon Consumer Products Corp., 2016 Term Loan B, 4.28%, 9/07/23		678	681,949

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	15

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Floating Rate Loan Interests (c)	Par (000)		Value
Pharmaceuticals — 4.8%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21	USD	563	$570,595
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		206	206,313
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,492	1,498,078
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.81%, 9/26/22		512	514,314
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		1,557	1,564,813
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.54%, 10/20/18		91	90,784
Series C2 Term Loan B, 5.28%, 12/11/19		878	882,263
Series D2 Term Loan B, 5.03%, 2/13/19		348	349,838
Series E Term Loan B, 5.27%, 8/05/20		208	208,980
Series F1 Term Loan B, 5.53%, 4/01/22		180	181,489

			6,067,467
Professional Services — 2.6%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21		255	253,272
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		812	813,092
Information Resources, Inc., 1st Lien Term Loan, 5.25%, 1/18/24		175	177,079
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		365	363,635
TransUnion LLC, Term Loan B2, 3.28%, 4/09/23		1,659	1,675,862

			3,282,940
Real Estate Investment Trusts (REITs) — 1.4%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.00%, 10/24/22		536	538,446
MGM Growth Properties LLC, 2016 Term Loan B, 3.28%, 4/25/23		1,242	1,251,711

			1,790,157
Real Estate Management & Development — 1.0%
CityCenter Holdings LLC, Term Loan B, 3.53%, 10/16/20		489	495,061
Realogy Corp., 2017 Term Loan B, 3.03%, 7/20/22		711	716,052

			1,211,113
Semiconductors & Semiconductor Equipment — 0.4%
Cavium, Inc., Term Loan B, 3.78%, 8/16/22		184	185,254
Microsemi Corp., 2015 Term Loan B, 3.03%, 1/15/23		89	89,379
ON Semiconductor Corp., Incremental Term Loan, 4.03%, 3/31/23		219	221,331

			495,964
Software — 6.9%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		624	626,861
DTI Holdco, Inc., 2016 Term Loan B, 6.09%, 9/21/23		349	348,106
Infor (US), Inc., Term Loan B6, 3.75%, 2/01/22		633	633,646
Informatica Corp., Term Loan, 4.50%, 8/05/22		918	912,716
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		168	162,878
Kronos, Inc.:
1st Lien Term Loan, 5.00%, 11/01/23		1,040	1,051,804
2nd Lien Term Loan, 9.28%, 11/01/24		385	397,786
Mitchell International, Inc.:
1st Lien Term Loan, 4.54%, 10/13/20		488	490,948
2nd Lien Term Loan, 8.50%, 10/11/21		350	349,345
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		501	504,813

Floating Rate Loan Interests (c)	Par (000)		Value
Software (continued)
SolarWinds, Inc., 2017 Term Loan, 4.50%, 2/05/23	USD	726	$727,352
Solera LLC, Term Loan B, 5.75%, 3/03/23		238	239,491
Sophia LP, 2017 Term Loan B, 4.25%, 9/30/22		557	558,382
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.03%, 7/08/22		1,078	1,083,467
2015 Term Loan B2, 4.03%, 7/08/22		103	103,547
Tibco Software Inc., 2017 Term Loan B, 5.50%, 12/04/20		426	431,061

			8,622,203
Specialty Retail — 2.7%
Academy Ltd., 2015 Term Loan B, 5.04%, 7/01/22		253	199,776
Bass Pro Group LLC:
2015 Term Loan, 4.02%, 6/05/20		81	77,673
Asset Sale Term Loan, 5.72%, 6/09/18		150	150,000
Term Loan B, 5.97%, 12/16/23		185	177,472
Coinstar LLC, 1st Lien Term Loan, 5.25%, 9/27/23		185	186,095
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.75%, 8/16/23		274	275,177
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/30/23		1,036	1,032,866
Party City Holdings, Inc., 2016 Term Loan, 3.79%, 8/19/22		648	643,120
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.29%, 1/26/23		549	528,846
Things Remembered, Inc., 2016 Term Loan, 6.00%, 2/29/20		227	56,826

			3,327,851
Technology Hardware, Storage & Peripherals — 0.3%
Dell, Inc., 2016 Term Loan B, 4.04%, 9/07/23		274	275,986
Oberthur Technologies SA, 2016 Term Loan B1, 4.70%, 12/15/23		53	53,922

			329,908
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		549	552,880
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		616	619,736
Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc., Term Loan B, 3.71%, 10/01/22		315	316,762
HD Supply, Inc.:
Incremental Term Loan B1, 3.75%, 8/13/21		636	640,198
Incremental Term Loan B2, 3.75%, 10/17/23		234	236,171
Nexeo Solutions LLC, 2016 Term Loan, 5.29%, 6/09/23		60	60,013

			1,253,144
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		287	281,358
Wireless Telecommunication Services — 2.5%
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20 (e)		1,761	1,722,465
LTS Buyer LLC, 1st Lien Term Loan, 4.25%, 4/13/20		1,221	1,229,974
Radiate Holdco LLC, 1st Lien Term Loan, 3.78%, 2/01/24		235	236,730

			3,189,169
Total Floating Rate Loan Interests — 109.6%			137,533,351

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Rights — 0.0%	Shares	Value
Electric Utilities — 0.0%
Tex Energy LLC (b)	10,446	$14,102

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	691	180
Total Long-Term Investments (Cost — $145,324,936) — 116.8%		146,488,839

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (f)(g)	337,646	$337,646
Total Short-Term Securities (Cost — $337,646) — 0.3%		337,646
Total Investments (Cost — $145,662,582) — 117.1%		146,826,485
Liabilities in Excess of Other Assets — (17.1)%		(21,406,961)

Net Assets — 100.0%		$125,419,524

Notes to Schedule of investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	During the six months ended February 28, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased		Shares Sold	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	337,646	[2]	—	337,646	$337,646	$971	$2	—
BlackRock Liquidity Funds, TempFund, Institutional Class	220,100	—		$(220,100)[3]	—	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,864	—		(5,864)	—	—	6,701	1,068	$(6,079)
Total						$337,646	$7,672	$1,070	$(6,079)

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(4)	10-Year U.S. Treasury Note	June 2017	$498,313	$1,182

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	817,081	GBP	654,000	Barclays Bank PLC	3/06/17	$5,517

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	17

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation
1.92%[1]	3-Month LIBOR	N/A	12/14/21	USD	260	$616
1.92%[1]	3-Month LIBOR	N/A	12/14/21	USD	390	888
1.91%[1]	3-Month LIBOR	N/A	12/16/21	USD	400	1,137
Total						$2,641

[1] Fund pays a fixed rate and receives the floating rate.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$1,182	—	$1,182
Forward foreign currency exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$5,517	—	—	5,517
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	2,641	—	2,641

Total		—	—	—	$5,517	$3,823	—	$9,340

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$19,012	—	$19,012
Forward foreign currency exchange contracts	—	—	—	$(7,059)	—	—	(7,059)
Swaps	—	$61,842	—	—	3,922	—	65,764

Total	—	$61,842	—	$(7,059)	$22,934	—	$77,717

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$1,522	—	$1,522
Forward foreign currency exchange contracts	—	—	—	$4,430	—	—	4,430
Swaps	—	—	—	—	(4,073)	—	(4,073)

Total	—	—	—	$4,430	$(2,551)	—	$1,879

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$498,188
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,193,679
Credit default swaps:
Average notional value — sell protection	$592,000
Interest rate swaps:
Average notional value — pays fixed rate	$525,000
Total return swaps:
Average notional value	$62,500
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$62	—
Forward foreign currency exchange contracts	5,517	—
Swaps — Centrally cleared	11	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$5,590	—

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(73)	—

Total derivative assets and liabilities subject to an MNA	$5,517	—

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1,2]
Barclays Bank PLC	$5,517	—	—	—	$5,517
[1] Net amount represents the net amount receivable from the counterparty in the event of default.
[2] Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,463,171	—	$1,463,171
Corporate Bonds	—	7,478,035	—	7,478,035
Floating Rate Loan Interests	—	130,268,982	$7,264,369	137,533,351
Rights	—	—	14,102	14,102
Warrants	—	—	180	180
Unfunded Floating Rate Loan Interests[1]	—	1,245	—	1,245
Short-Term Securities	$337,646	—	—	337,646

Total	$337,646	$139,211,433	$7,278,651	$146,827,730

Derivative Financial Instruments [2]
Assets:
Foreign currency exchange contracts	—	$5,517	—	$5,517
Interest rate contracts	$1,182	2,641	—	3,823

Total	$1,182	$8,158	—	$9,340

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[2]    Derivative financial instruments are forward foreign currency exchange contracts, futures contracts, and swaps. Forward foreign currency exchange contracts, futures contracts, and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end bank borrowings payable of $28,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the six months ended February 28, 2017, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	19

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Rights	Warrants	Total
Assets:
Opening balance, as of August 31, 2016	$489,393	$7,792,714	—	$1,408	$8,283,515
Transfers into Level 3[1]	—	3,379,601	—	—	3,379,601
Transfers out of Level 3[2]	(489,393)	(4,024,602)	—	—	(4,513,995)
Accrued discounts/premiums	—	15,621	—	—	15,621
Net realized gain (loss)	—	14,258	—	—	14,258
Net change in unrealized appreciation (depreciation)[3,4]	—	58,156	$14,102	(1,228)	71,030
Purchases	—	1,629,076	—	—	1,629,076
Sales	—	(1,600,455)	—	—	(1,600,455)

Closing Balance, as of February 28, 2017	—	$7,264,369	$14,102	$180	$7,278,651

Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017[4]	—	$42,015	$14,102	$(1,228)	$54,889

[1]    As of August 31, 2016, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		167,777	$33,555
Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.		309,827,230	666,129
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		14,906	15,845
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	16,294
Specialty Retail — 0.0%
Things Remembered, Inc.		932,803	—
Total Common Stocks — 0.1%			731,823

Asset-Backed Securities (b)(c)		Par (000)
Asset-Backed Securities — 2.5%
ALM Loan Funding, Series 2012-5A, Class BR, 4.02%, 10/18/27	USD	250	250,487
ALM VII R Ltd., Series 2013-7RA, Class BR, 3.72%, 10/15/28		250	251,084
ALM XIV Ltd., Series 2014-14A, Class C, 4.49%, 7/28/26		463	460,553
ALM XVII Ltd., Series 2015-17A, Class C1, 5.17%, 1/15/28		500	501,698
AMMC CLO Ltd., Series 2014-15A, Class D, 5.15%, 12/09/26		250	251,403
Ares CLO Ltd., Series 2016-40A, Class C, 4.55%, 10/15/27		250	250,872
Ares XXXII CLO, Ltd., Series 2014-32A, Class CR, 4.49%, 11/15/25		1,000	1,000,000
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, 2.91%, 12/05/25		450	449,019
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, 4.63%, 10/15/26		750	750,408
Atrium CDO Corp., Series 9A, Class D, 4.55%, 2/28/24		1,350	1,353,370
Atrium X, Series 10A, Class D, 4.52%, 7/16/25		250	250,203
Atrium XII, Series 12A, Class D, 4.94%, 10/22/26		250	249,374
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A2R, 3.05%, 1/20/29		500	498,544
Benefit Street Partners CLO VIII Ltd., Series 2015-8A:
Class B, 4.03%, 1/20/28		500	501,405
Class C, 4.93%, 1/20/28		500	501,730
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 5.04%, 2/14/25		250	250,696
CIFC Funding Ltd.:
Series 2013-1A, Class A2, 2.92%, 4/16/25		475	475,548
Series 2013-4A, Class DR, 4.29%, 11/27/24		250	250,000
Series 2014-2A, Class A3LR, 3.28%, 5/24/26		280	280,000
Series 2014-3A, Class C1, 3.84%, 7/22/26		250	251,658
Dryden 36 Senior Loan Fund, Series 2014-36A, Class CR, 3.94%, 1/15/28		250	250,125

Asset-Backed Securities (b)(c)		Par (000)	Value
Asset-Backed Securities (continued)
Grippen Park CLO Ltd., Series 2017-1A, Class C, 3.35%, 1/20/30 (d)	USD	280	$280,000
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27		1,000	686,227
Seneca Park CLO Ltd., Series 2014-1A, Class C, 3.92%, 7/17/26		250	251,656
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.92%, 7/15/25		250	249,481
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 3.32%, 12/21/29		300	302,351
Treman Park CLO LLC, Series 2015-1A, Class D, 4.89%, 4/20/27		1,400	1,403,997
Venture XIX CLO Ltd., Series 2014-19A, Class BR, 3.02%, 1/15/27		250	250,625
Voya CLO Ltd., Series 2014-4A, Class C, 5.02%, 10/14/26		1,000	1,001,683
Webster Park CLO Ltd., Series 2015-1A, Class C, 5.08%, 1/20/27		500	501,858
Total Asset-Backed Securities — 2.5%			14,206,055

Corporate Bonds
Airlines — 0.5%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,663,611
Banks — 0.0%
CIT Group, Inc., 5.00%, 8/01/23		135	142,763
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/19/19 (c)		1,059	1,070,806
Chemicals — 0.5%
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18 (c)		1,714	2,402,004
Momentive Performance Materials, Inc., 3.88%, 10/24/21		635	622,300

			3,024,304
Communications Equipment — 0.2%
Avaya, Inc., 7.00%, 4/01/19 (a)(c)(e)		1,347	1,074,233
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/01/31		300	369,000
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (c):
3.96%, 12/15/19(b)		340	347,007
4.29%, 5/15/21(b)		608	623,960
4.25%, 9/15/22(d)		780	791,700
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.25%, 5/15/24 (c)		300	327,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 4.52%, 7/15/21 (b)(c)		5,360	5,500,700

			7,590,367
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		300	328,125
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20 (a)(c)		1,061	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services — 0.4%
Transocean, Inc., 9.00%, 7/15/23 (c)	USD	1,593	$1,716,457
Weatherford International Ltd., 9.88%, 2/15/24 (c)		325	375,375

			2,091,832
Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21 (c)		540	564,300
Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., 5.13%, 8/01/21		1,540	1,513,050
HCA, Inc., 5.25%, 6/15/26		325	343,281
HealthSouth Corp., 5.75%, 11/01/24		325	331,500
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		70	75,250

			2,263,081
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		1,505	1,531,337
Internet Software & Services — 0.1%
Equinix, Inc., 5.75%, 1/01/25		325	344,500
Symantec Corp., 5.00%, 4/15/25 (c)		280	287,404

			631,904
IT Services — 0.0%
Millennium Corp., 12/31/49		3,115	—
Media — 1.2%
Altice Financing SA (c):
6.63%, 2/15/23		550	578,875
7.50%, 5/15/26		875	939,531
Altice US Finance I Corp., 5.50%, 5/15/26 (c)		350	361,812
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 3/15/20		325	327,438
CSC Holdings LLC, 10.88%, 10/15/25 (c)		275	331,375
SFR Group SA (c):
6.00%, 5/15/22		842	873,314
6.25%, 5/15/24		1,040	1,055,590
7.38%, 5/01/26		1,857	1,924,316
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (c)		350	353,938

			6,746,189
Metals & Mining — 0.9%
Constellium NV, 6.63%, 3/01/25 (c)		300	298,313
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		771	767,145
3.10%, 3/15/20		1,150	1,127,000
3.88%, 3/15/23		625	575,000
Novelis Corp., 6.25%, 8/15/24 (c)		600	636,000
Teck Resources Ltd.:
4.50%, 1/15/21		839	869,938
3.75%, 2/01/23		595	580,006

			4,853,402
Oil, Gas & Consumable Fuels — 1.5%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		670	750,400
CONSOL Energy, Inc., 5.88%, 4/15/22		2,262	2,205,450
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		140	149,100
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		995	1,049,725
Halcon Resources Corp., 6.75%, 2/15/25 (c)		1,695	1,678,050
MEG Energy Corp., 6.50%, 1/15/25 (c)		661	646,128
NGPL PipeCo LLC, 7.12%, 12/15/17 (c)		381	394,811

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Noble Holding International Ltd., 7.75%, 1/15/24	USD	280	$272,300
Rowan Cos., Inc., 7.38%, 6/15/25		340	352,750
Sanchez Energy Corp., 6.13%, 1/15/23		820	787,200
Whiting Petroleum Corp., 5.75%, 3/15/21		290	288,550

			8,574,464
Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 5/01/24 (c)		800	846,000
Road & Rail — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.80%, 12/01/17 (b)		295	295,000
Software — 0.1%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24		325	341,250
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)		300	342,000

			683,250
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 8/15/20		325	350,594
Total Corporate Bonds — 8.2%			45,694,562

Floating Rate Loan Interests (b)
Aerospace & Defense — 2.1%
BE Aerospace, Inc., 2014 Term Loan B, 3.94%, 12/16/21		2,217	2,225,946
Engility Corp.:
Term Loan B1, 5.03%, 8/12/20		346	348,613
Term Loan B2, 4.53%, 8/12/23		635	641,489
TransDigm, Inc.:
2015 Term Loan E, 3.78%, 5/14/22		865	868,555
2016 Extended Term Loan F, 3.78%, 6/09/23		6,351	6,381,904
Term Loan D, 4.00%, 6/04/21		1,137	1,140,739

			11,607,246
Air Freight & Logistics — 2.0%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 3.50%, 1/13/22		6,299	6,407,635
CEVA Group PLC, Term Loan Synthetic LOC, 6.50%, 3/19/21		733	637,251
CEVA Intercompany BV, Dutch Term Loan, 6.54%, 3/19/21		753	654,726
CEVA Logistics Canada ULC, Canadian Term Loan, 6.54%, 3/19/21		130	112,886
CEVA Logistics US Holdings, Inc., Term Loan, 6.54%, 3/19/21		1,002	872,029
XPO Logistics, Inc., Term Loan B2, 4.30%, 11/01/21		2,593	2,614,272

			11,298,799
Airlines — 0.1%
Northwest Airlines, Inc. Term Loan:
3.08%, 3/10/17		130	130,399
2.46%, 9/10/18		478	472,205

			602,604

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components — 1.2%
Anchor Glass Container Corp.:
2016 1st Lien Term Loan, 4.25%, 12/07/23	USD	530	$536,185
2016 2nd Lien Term Loan, 8.75%, 12/07/24		395	402,406
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,015	953,351
Gates Global LLC, Term Loan B, 4.25%, 7/06/21		4,093	4,093,411
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.78%, 4/30/19		582	581,667
GPX International Tire Corp., Term Loan (a)(e):
12.25%, 12/31/49		1,097	—
PIK, 13.00%, 12/31/49 (f)		18	—

			6,567,020
Automobiles — 0.4%
CH Hold Corp.:
1st Lien Term Loan, 4.03%, 2/01/24		1,175	1,186,608
2nd Lien Term Loan, 8.28%, 2/01/25		245	249,287
Delayed Draw Term Loan B, 0.00%, 1/18/24		120	121,346
FCA US LLC, 2018 Term Loan B, 3.28%, 12/31/18		475	475,299

			2,032,540
Biotechnology — 0.1%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		792	790,207
Building Materials — 1.0%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.54%, 7/28/23		645	653,869
2015 Term Loan, 4.79%, 7/28/22		838	839,243
2016 Incremental Delayed Draw Term Loan, 5.50%, 7/28/22		441	443,211
2016 Incremental Term Loan, 5.50%, 7/28/22		3,627	3,648,420

			5,584,743
Building Products — 2.8%
Continental Building Products LLC, 2017 Term Loan B, 3.53%, 8/18/23		1,123	1,131,832
CPG International, Inc., Term Loan, 4.75%, 9/30/20		5,113	5,141,898
GYP Holdings III Corp., 1st Lien Term Loan, 4.54%, 4/01/21		1,552	1,561,069
Jeld-Wen, Inc., Term Loan B2, 4.75%, 7/01/22		1,773	1,783,581
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		924	928,283
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.02%, 11/15/23		2,215	2,240,605
Wilsonart LLC, 2016 Term Loan, 4.50%, 12/19/23		2,748	2,763,698

			15,550,966
Capital Markets — 0.4%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		639	636,674
RPI Finance Trust, Term Loan B5, 3.50%, 10/14/22		1,385	1,400,736

			2,037,410
Chemicals — 4.2%
Allnex (Luxembourg) & Cy SCA, 2016 Term Loan B2, 5.29%, 9/13/23		421	424,668

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (continued)
Allnex USA, Inc., Term Loan B3, 5.29%, 9/13/23	USD	317	$319,941
Atotech BV, 2017 Term Loan B1, 4.00%, 1/31/24		1,025	1,035,250
Axalta Coating Systems US Holdings, Inc., Term Loan B1, 3.50%, 2/01/23		1,618	1,637,347
CeramTec Acquisition Corp., Term Loan B2, 4.30%, 8/30/20		114	114,050
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		934	936,731
Chemours Co., Term Loan B, 3.79%, 5/12/22		1,189	1,196,860
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		302	267,520
Huntsman International LLC, Term Loan B2, 3.78%, 4/01/23		2,151	2,173,196
Klockner-Pentaplast of America, Inc.:
1st Lien Term Loan, 4.25%, 4/28/20		1,138	1,146,901
German Borrower, 4.25%, 4/28/20		486	490,128
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23		1,709	1,727,146
Term Loan B5, 4.50%, 6/07/20		1,916	1,939,435
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		3,025	2,987,634
PQ Corp., 2016 Term Loan, 5.29%, 11/04/22		1,385	1,404,495
Royal Holdings, Inc.:
2015 2nd Lien Term Loan, 8.50%, 6/19/23		257	256,872
2017 Term Loan B, 4.25%, 6/30/22		1,118	1,124,616
Solenis International LP:
1st Lien Term Loan, 4.30%, 7/31/21		1,493	1,498,103
2nd Lien Term Loan, 7.80%, 7/31/22		1,725	1,702,713
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		460	460,328
Versum Materials, Inc., Term Loan, 3.50%, 9/29/23		953	963,930

			23,807,864
Commercial Services & Supplies — 8.0%
ADMI Corp., 2015 Term Loan B, 5.29%, 4/30/22		1,157	1,161,718
Advanced Disposal Services, Inc., Term Loan B3, 3.50%, 11/10/23		3,350	3,383,229
Aramark Services, Inc.:
Term Loan E, 3.28%, 9/07/19		1,776	1,793,161
Term Loan F, 3.50%, 2/24/21		845	853,294
Asurion LLC:
2016 Term Loan B2, 4.03%, 7/08/20		572	577,874
Term Loan B4, 4.25%, 8/04/22		2,041	2,065,232
Term Loan B5, 4.75%, 11/03/23		2,130	2,157,050
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.79%, 11/26/20		2,818	2,818,123
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		2,135	2,158,217
Casella Waste Systems, Inc., Term Loan B, 4.00%, 10/17/23		940	944,700
Catalent Pharma Solutions, Inc., Term Loan B, 3.75%, 5/20/21		3,634	3,676,538
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, 4.50%, 2/15/24		2,090	2,109,604
Dealer Tire LLC, 2016 Term Loan B, 4.75%, 12/22/21		1,000	1,015,065
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20		374	348,063

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (continued)
GCA Services Group, Inc., 2016 Term Loan, 5.99%, 3/01/23	USD	1,870	$1,888,405
Harland Clarke Holdings Corp., Term Loan B6, 7.00%, 2/02/22		95	95,594
KAR Auction Services, Inc.:
Term Loan B2, 4.19%, 3/11/21		1,315	1,325,845
Term Loan B3, 4.50%, 3/09/23		1,757	1,777,595
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		1,312	1,294,906
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.25%, 5/02/22		2,332	2,353,408
PSSI Holdings LLC, Term Loan B, 4.75%, 12/02/21		1,617	1,641,328
Spin Holdco, Inc., Term Loan B, 4.28%, 11/14/19		3,608	3,593,019
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		1,010	1,022,549
US Ecology, Inc., Term Loan, 3.78%, 6/17/21		648	651,971
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		2,121	2,144,840
Waste Industries USA, Inc., 2016 Term Loan, 3.53%, 2/27/20		2,094	2,104,437

			44,955,765
Communications Equipment — 0.8%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		910	915,726
2nd Lien Term Loan, 7.50%, 1/24/22		376	378,668
Avaya, Inc.:
DIP Term Loan, 8.50%, 1/24/18		60	61,908
Term Loan B7, 6.28%, 5/29/20 (a)(e)		249	198,422
CommScope, Inc., Term Loan B5, 3.28%, 12/29/22		904	911,749
Riverbed Technology, Inc., 2016 Term Loan, 4.25%, 4/24/22		1,963	1,977,783

			4,444,256
Construction & Engineering — 1.0%
CNT Holdings III Corp., 2017 Term Loan, 4.25%, 1/22/23		1,325	1,332,447
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23		3,387	3,428,844
USIC Holdings, Inc., 2016 1st Lien Term Loan, 4.75%, 12/08/23		850	854,786

			5,616,077
Construction Materials — 0.8%
Filtration Group Corp., 1st Lien Term Loan, 4.30%, 11/21/20		3,542	3,569,337
Headwaters, Inc., 2016 Term Loan B, 4.00%, 3/24/22		712	713,758
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		350	352,079

			4,635,174
Containers & Packaging — 2.4%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.01%, 12/17/21		1,809	1,813,331
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		588	592,678
Berry Plastics Group, Inc., Term Loan I, 3.28%, 10/03/22		5,801	5,840,016
BWAY Holding Co., 2016 Term Loan B, 4.75%, 8/14/23		3,771	3,771,851
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.25%, 12/29/23		1,185	1,192,999

Floating Rate Loan Interests (b)	Par (000)		Value
Containers & Packaging (continued)
Prolampac Intermediate Inc., 2016 1st Lien Term Loan, 5.06%, 11/18/23	USD	380	$385,890

			13,596,765
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., Term Loan B, 3.53%, 10/31/23		2,681	2,703,078
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		935	930,417

			3,633,495
Diversified Consumer Services — 3.4%
Bright Horizons Family Solutions, Inc., 2016 Term Loan B, 3.52%, 11/07/23		2,955	2,984,943
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		1,184	1,118,968
J.D. Power and Associates, 1st Lien Term Loan, 5.25%, 9/07/23		1,257	1,269,419
Serta Simmons Bedding LLC, 1st Lien Term Loan, 9.54%, 11/08/23		4,750	4,769,902
Serta Simmons Holdings LLC, 2nd Lien Term Loan, 9.04%, 11/08/24		1,065	1,084,969
ServiceMaster Co., 2016 Term Loan B, 3.28%, 11/08/23		4,190	4,231,900
Wand Intermediate I LP, 1st Lien Term Loan, 4.75%, 9/17/21		1,386	1,397,948
Weight Watchers International, Inc., Term Loan B2, 4.25%, 4/02/20		2,231	1,956,869

			18,814,918
Diversified Financial Services — 1.3%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		1,896	1,913,662
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		956	959,083
Jefferies Finance LLC, Term Loan, 4.56%, 5/14/20		2,733	2,712,875
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,674	1,687,866

			7,273,486
Diversified Telecommunication Services — 6.6%
Consolidated Communications, Inc.:
2016 Term Loan B, 4.00%, 10/04/23		673	677,157
Term Loan B2, 4.00%, 10/05/23		455	457,598
Hawaiian Telcom Communications, Inc., Term Loan B, 5.29%, 6/06/19		2,648	2,648,362
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.29%, 8/14/20		2,244	2,244,698
2nd Lien Term Loan, 9.75%, 2/12/21		750	749,393
Level 3 Financing Inc., 2017 Term Loan B, 2.50%, 2/14/24		11,590	11,643,777
Sprint Communications, Inc., 1st Lien Term Loan B, 3.31%, 2/02/24		2,905	2,909,154
Telenet International Finance Sarl, Term Loan AF, 3.77%, 1/31/25		4,035	4,070,306
Telesat Canada, 2017 Term Loan B, 3.85%, 11/17/23		1,144	1,155,574
Virgin Media Investment Holdings Ltd.:
Term Loan I, 3.52%, 1/31/25		2,585	2,595,056
Term Loan J, 3.72%, 1/31/26	GBP	2,830	3,543,479
Zayo Group LLC:
3.53%, 1/19/24	USD	4,125	4,163,610

			36,858,164

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (b)	Par (000)		Value
Electric Utilities — 2.3%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.30%, 6/30/17	USD	6,096	$6,111,701
Lightstone Generation LLC:
Term Loan B, 6.54%, 11/22/23		1,000	1,013,950
Term Loan C, 6.54%, 11/22/23		95	96,567
PrimeLine Utility Services LLC, Term Loan, 6.50%, 11/12/22		1,370	1,383,318
TEX Operations Co. LLC:
Exit Term Loan B, 3.53%, 8/04/23		2,723	2,735,570
Exit Term Loan C, 3.53%, 8/04/23		621	624,110
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 5.03%, 11/10/17		1,710	—
Vistra Operations Co. LLC, 2016 Term Loan B2, 4.02%, 12/14/23		725	729,190

			12,694,406
Electronic Equipment, Instruments & Components — 0.1%
CPI Acquisition, Inc., Term Loan B, 5.83%, 8/17/22		650	583,662
Energy Equipment & Services — 0.7%
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		857	607,549
Gavilan Resources LLC, 2nd Lien Term Loan, 7.50%, 2/24/24		1,490	1,475,100
Weatherford International Ltd., Term Loan, 3.09%, 7/13/20		1,642	1,604,793

			3,687,442
Food & Staples Retailing — 4.1%
Albertsons LLC:
2016 Term Loan B4, 3.78%, 8/22/21		4,503	4,556,831
2016 Term Loan B5, 4.25%, 12/22/22		370	374,699
BJ’s Wholesale Club, Inc.:
2017 1st Lien Term Loan, 4.75%, 2/03/24		3,795	3,764,185
2017 2nd Lien Term Loan, 8.50%, 2/03/25		1,110	1,108,379
Hostess Brands LLC, 2016 1st Lien Term Loan, 4.00%, 8/03/22		2,768	2,800,625
Rite Aid Corp.:
5.75%, 8/21/20		1,247	1,249,638
4.88%, 6/21/21		2,373	2,381,382
US Foods, Inc., 2016 Term Loan B, 3.53%, 6/27/23		6,542	6,622,266

			22,858,005
Food Products — 2.9%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		1,034	1,022,086
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23		1,565	1,583,592
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,061	1,048,129
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		2,619	2,626,810
JBS USA LLC, 2017 Term Loan B, 3.28%, 10/30/22		2,020	2,030,948
Pinnacle Foods Finance LLC, 2017 Term Loan B, 2.25%, 2/02/24		2,640	2,652,091
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,591	1,567,302
2nd Lien Term Loan, 10.75%, 11/01/19		532	464,835
Reynolds Group Holdings Inc., 2017 Term Loan, 3.78%, 2/05/23		3,238	3,262,053

			16,257,846

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Equipment & Supplies — 4.1%
Alere, Inc.:
2015 Term Loan A, 3.78%, 6/18/20	USD	459	$459,196
2015 Term Loan B, 4.25%, 6/18/22		1,896	1,898,825
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		2,445	2,464,933
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		3,789	3,796,176
Cotiviti Corp., Term Loan B, 3.75%, 9/28/23		2,604	2,622,347
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,905	2,850,303
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		2,272	2,242,327
Mallinckrodt International Finance SA, Term Loan B, 3.75%, 9/24/24		1,210	1,214,538
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		3,421	3,418,923
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,249	2,227,163

			23,194,731
Health Care Providers & Services — 9.9%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.78%, 2/11/22		460	462,874
Term Loan B2, 3.78%, 2/16/23		2,138	2,155,101
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		3,399	3,441,804
Community Health Systems, Inc.:
Term Loan F, 4.19%, 12/31/18		3,203	3,193,951
Term Loan G, 3.75%, 12/31/19		1,443	1,430,148
Term Loan H, 4.00%, 1/27/21		702	689,170
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 6.50%, 2/07/22		647	649,426
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/21		5,557	5,625,239
Envision Healthcare Corp., 2016 Term Loan B, 4.00%, 12/01/23		7,620	7,712,050
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		1,434	1,383,670
HCA, Inc., Term Loan B6, 4.03%, 3/17/23		5,185	5,223,592
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		4,105	4,130,448
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		2,523	2,561,150
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		485	485,470
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		507	509,709
1st Lien Term Loan B2, 4.50%, 8/14/21		90	91,185
2016 Term Loan, 5.50%, 8/14/21		908	908,197
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22		1,642	1,662,272
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		3,071	3,069,221
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		1,834	1,844,774
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		2,511	2,513,948
Team Health, Inc., 1st Lien Term Loan, 3.75%, 2/06/24		3,005	2,995,624
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,315	1,209,494
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		1,817	1,840,752

			55,789,269

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Technology — 2.3%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.75%, 2/08/24	USD	7,685	$7,717,047
IMS Health, Inc., 2016 Term Loan B, 3.50%, 3/17/21		3,277	3,290,637
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.25%, 10/21/23		1,365	1,366,706
2nd Lien Term Loan, 8.25%, 10/21/24		495	502,425

			12,876,815
Hotels, Restaurants & Leisure — 7.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		2,744	2,746,163
2nd Lien Term Loan, 8.00%, 8/01/22		1,036	1,039,350
AMF Bowling Centers, Inc., 2016 Term Loan, 6.00%, 8/17/23		1,164	1,167,959
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		742	745,433
Term Loan B2, 3.71%, 9/15/23		1,746	1,764,630
Bronco Midstream Funding LLC, Term Loan B, 5.06%, 8/15/20		2,348	2,359,584
Burger King Capital Holdings LLC, 2017 Term Loan B, 3.25%, 2/14/24		4,687	4,683,692
Caesars Entertainment Operating Co., Term Loan B7, 6.00%, 3/01/22		2,435	2,924,021
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		7,570	7,633,387
CCM Merger, Inc., Term Loan B, 4.03%, 8/08/21		1,349	1,358,619
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		2,068	2,091,185
ESH Hospitality, Inc., 2016 Term Loan B, 3.78%, 8/30/23		3,237	3,258,737
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.00%, 11/30/23		225	228,053
Gateway Casinos & Entertainment Ltd., Term Loan B1, 5.25%, 2/14/23		305	306,717
Hilton Worldwide Finance LLC:
Term Loan B1, 3.50%, 10/26/20		173	173,781
Term Loan B2, 3.28%, 10/25/23		1,636	1,642,898
La Quinta Intermediate Holdings LLC, Term Loan B, 3.77%, 4/14/21		827	832,207
Penn National Gaming, Inc., 2017 Term Loan B, 3.28%, 1/19/24		385	387,968
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		1,253	1,263,449
Sabre Inc., Term Loan B, 3.53%, 2/08/24		2,585	2,603,904
Scientific Games International, Inc., 2017 Term Loan B3, 4.77%, 10/01/21		1,903	1,932,818
Station Casinos LLC, 2016 Term Loan B, 3.28%, 6/08/23		813	816,444
Yum! Brands, Inc., 1st Lien Term Loan B, 3.53%, 6/16/23		1,448	1,466,126

			43,427,125
Household Products — 0.6%
Spectrum Brands, Inc., 2016 Term Loan, 3.51%, 6/23/22		3,263	3,302,924
Independent Power and Renewable Electricity Producers — 2.6%
Aria Energy Operating LLC, Term Loan, 5.55%, 5/27/22		1,209	1,204,658
Calpine Construction Finance Co., LP, Term Loan B1, 3.03%, 5/03/20		1,049	1,048,619
Calpine Corp.:
Term Loan B5, 3.75%, 1/15/24		1,123	1,128,624
Term Loan B6, 3.75%, 1/15/23		2,128	2,138,142
Term Loan B7, 3.75%, 5/31/23		770	774,709

Floating Rate Loan Interests (b)	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
Dynegy, Inc., 2017 Term Loan C, 4.25%, 6/27/23	USD	3,704	$3,740,947
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		3,303	3,334,742
Term Loan C, 5.00%, 12/19/21		148	149,723
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		1,098	1,012,661

			14,532,825
Industrial Conglomerates — 0.8%
Cortes NP Acquisition Corp., Term Loan B, 6.04%, 11/30/23		2,918	2,938,188
Power Products LLC, Term Loan, 5.44%, 12/20/22		835	841,789
Sequa Corp., Term Loan B, 5.25%, 6/19/17		509	489,549

			4,269,526
Insurance — 2.3%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22		1,672	1,685,959
AmWINS Group, Inc.:
2017 2nd Lien Term Loan, 7.75%, 1/25/25		295	299,794
2017 Term Loan B, 3.75%, 1/25/24		1,880	1,889,400
AssuredPartners, Inc., 2016 Term Loan B, 5.25%, 10/21/22		2,208	2,231,203
Hub International Ltd., Term Loan B, 4.03%, 10/02/20		899	906,289
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.00%, 8/31/21 (f)		1,160	1,209,300
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,974	1,978,617
2016 1st Lien Term Loan, 4.25%, 3/01/21		900	906,670
2nd Lien Term Loan, 6.75%, 2/28/22		1,805	1,810,270

			12,917,502
Internet & Direct Marketing Retail — 0.5%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 3.78%, 8/19/23		3,046	3,048,061
Internet Software & Services — 1.6%
Go Daddy Operating Co, LLC,:
Delayed Draw Term Loan, 2.50%, 2/10/24		2,157	2,162,089
Term Loan B, 2.75%, 2/02/24		1,624	1,627,257
GTT Communications, Inc., 2016 Term Loan B, 5.00%, 1/09/24		365	370,019
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.53%, 11/03/23		3,335	3,370,451
WaveDivision Holdings LLC, Term Loan B, 3.79%, 10/15/19		1,450	1,455,508

			8,985,324
IT Services — 6.0%
Abacus Innovations Corp., Term Loan B, 3.06%, 8/16/23		4,072	4,119,846
Cision US, Inc., Term Loan B, 7.00%, 6/16/23		1,224	1,230,985
First Data Corp.:
2016 Repriced Term Loan, 4.00%, 7/10/22		853	858,883
2016 Term Loan, 3.78%, 3/24/21		12,211	12,315,950
Term Loan A, 2.78%, 6/02/20		652	652,172
Global Payments, Inc., Reprice Term Loan B, 3.28%, 4/22/23		1,646	1,662,948

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (continued)
TKC Holdings, Inc.:
2017 2nd Lien Term Loan, 8.50%, 2/01/24	USD	752	$753,414
2017 Term Loan, 4.75%, 2/01/23		2,020	2,035,150
Vantiv LLC, 2014 Term Loan B, 3.27%, 10/14/23		1,107	1,117,583
VF Holding Corp., Reprice Term Loan, 4.25%, 6/30/23		4,788	4,826,926
WEX, Inc., Term Loan B, 4.28%, 7/01/23		3,761	3,817,517

			33,391,374
Machinery — 2.8%
Columbus McKinnon Corp., Term Loan B, 4.00%, 1/31/24		229	230,457
Faenza Acquisition GmbH:
Term Loan B1, 4.30%, 8/30/20		975	977,393
Term Loan B3, 4.30%, 8/30/20		298	298,347
Gardner Denver, Inc., Term Loan, 4.57%, 7/30/20		1,142	1,138,928
Global Brass & Copper, Inc., 2016 Term Loan B, 5.25%, 7/18/23		1,127	1,144,083
Infiltrator Systems, Inc., 2016 Term Loan B, 4.50%, 5/27/22		1,970	1,980,189
Milacron LLC, Amended Term Loan B, 3.00%, 6/20/23		500	502,190
Mueller Water Products, Inc., 2017 Term Loan B, 3.28%, 11/26/21		784	791,354
Navistar International Corp., 2017 Term Loan B, 5.00%, 8/07/20		951	956,539
Rexnord LLC, 2016 Term Loan B, 3.75%, 8/21/23		2,162	2,174,313
Signode Industrial Group US, Inc., Term Loan B, 4.00%, 5/01/21		923	926,037
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		3,683	3,511,075
Wabash National Corp., 2017 Term Loan B, 7.29%, 3/18/22		1,267	1,273,264

			15,904,169
Media — 11.4%
Altice US Finance I Corp., 2016 Term Loan B, 3.78%, 1/15/25		4,104	4,146,603
AMC Entertainment, Inc., Term Loan B, 3.53%, 12/15/23		720	727,560
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		996	1,004,943
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.03%, 1/15/24		8,297	8,347,352
CSC Holdings LLC, 2016 Term Loan, 3.77%, 10/11/24		3,491	3,524,696
Entercom Radio LLC, 2016 Term Loan, 4.50%, 11/01/23		525	526,760
Gray Television, Inc., 2017 Term Loan B, 3.28%, 2/28/24		655	659,912
Hemisphere Media Holdings LLC, 2017 Term Loan B, 4.27%, 2/08/24		1,586	1,582,430
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		2,416	2,242,004
iHeartCommunications, Inc.:
Extended Term Loan E, 8.28%, 7/30/19		515	445,475
Term Loan D, 7.53%, 1/30/19		5,966	5,176,877
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		5,990	5,948,706
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 11/17/23		1,829	1,849,983

Floating Rate Loan Interests (b)	Par (000)		Value
Media (continued)
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.52%, 1/07/22	USD	1,215	$1,211,962
Live Nation Entertainment, Inc., Term Loan B2, 3.31%, 10/31/23		484	489,433
MCC Iowa LLC, Term Loan J, 3.50%, 6/30/21		512	515,233
Mediacom Illinois LLC, Term Loan K, 3.00%, 2/15/24		1,089	1,093,284
Mission Broadcasting, Inc., 2016 Term Loan B2, 3.77%, 1/17/24		414	420,139
Nexstar Broadcasting, Inc., 2017 Term Loan B, 3.77%, 1/17/24		4,357	4,424,136
Numericable U.S. LLC:
Term Loan B10, 4.29%, 1/14/25		817	822,917
Term Loan B7, 5.29%, 1/15/24		628	633,155
SBA Senior Finance II LLC, Term Loan B1, 3.04%, 3/24/21		4,426	4,444,934
Sinclair Television Group, Inc., Term Loan B2, 3.04%, 1/03/24		196	196,283
Trader Corp., Term Loan, 5.00%, 9/28/23		1,565	1,569,570
Tribune Media Co., Term Loan C, 3.78%, 1/27/24		3,908	3,940,862
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		3,678	3,691,008
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.25%, 5/06/21		245	245,664
Ziggo Secured Finance Partnership, Term Loan E, 2.50%, 4/23/25		4,205	4,217,026

			64,098,907
Metals & Mining — 0.1%
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.50%, 9/30/23		748	753,422
Multiline Retail — 0.4%
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		2,208	2,167,437
Oil, Gas & Consumable Fuels — 5.2%
Arch Coal Inc., 2017 Term Loan B, 5.50%, 2/17/24		450	450,000
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		3,390	3,819,411
Term Loan A, 3.78%, 10/01/19		2,542	2,444,650
Chesapeake Energy Corp., Term Loan, 8.55%, 8/23/21		3,486	3,765,397
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,060	1,077,137
Drillships Financing Holding, Inc., Term Loan B1, 6.06%, 3/31/21		1,018	832,361
Energy Transfer Equity LP, 2017 Term Loan B, 3.53%, 2/02/24		2,452	2,458,605
EWT Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		587	589,051
MEG Energy Corp., 2017 Term Loan B, 4.75%, 12/31/23		3,970	3,991,134
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		350	342,582
Peabody Energy Corp., Exit Term Loan, 5.54%, 1/30/22		580	584,106
PowerTeam Services LLC:
1st Lien Term Loan, 4.25%, 5/06/20		503	502,280
2nd Lien Term Loan, 8.25%, 11/06/20		470	467,650
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,409	1,380,998
Seventy Seven Operating LLC, Term Loan B, 3.78%, 6/25/20		261	258,864

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	27

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (b)	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
TPF II Power LLC, Term Loan B, 5.00%, 10/02/21	USD	1,965	$1,982,576
Ultra Resources, Inc., Revolver, 3.75%, 4/06/17 (a)(e)		1,222	1,247,968
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		2,729	2,756,088

			28,950,858
Personal Products — 0.9%
Prestige Brands, Inc., Term Loan B4, 3.53%, 1/26/24		2,119	2,144,966
Revlon Consumer Products Corp., 2016 Term Loan B, 4.28%, 9/07/23		2,988	3,003,585

			5,148,551
Pharmaceuticals — 5.5%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		2,483	2,517,442
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		893	892,425
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		6,056	6,081,302
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.81%, 9/26/22		1,378	1,383,849
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 2.97%, 1/31/25		5,725	5,743,778
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		6,381	6,412,830
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.54%, 10/20/18		401	401,385
Series C2 Term Loan B, 5.28%, 12/11/19		3,941	3,958,018
Series D2 Term Loan B, 5.03%, 2/13/19		1,091	1,095,609
Series E Term Loan B, 5.27%, 8/05/20		1,397	1,404,668
Series F1 Term Loan B, 5.53%, 4/01/22		771	775,979

			30,667,285
Professional Services — 2.6%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21		1,099	1,093,665
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,162	3,165,855
Information Resources, Inc., 1st Lien Term Loan, 5.25%, 1/18/24		785	794,326
SIRVA Worldwide, Inc., 2016 Term Loan, 7.50%, 11/14/22		821	802,527
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		1,622	1,613,628
TransUnion LLC, Term Loan B2, 3.28%, 4/09/23		7,330	7,405,854

			14,875,855
Real Estate Investment Trusts (REITs) — 1.3%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.00%, 10/24/22		2,370	2,380,416
MGM Growth Properties LLC, 2016 Term Loan B, 3.28%, 4/25/23		4,692	4,728,370

			7,108,786
Real Estate Management & Development — 1.5%
CityCenter Holdings LLC, Term Loan B, 3.53%, 10/16/20		2,154	2,179,896
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.29%, 11/04/21		1,872	1,881,799

Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Management & Development (continued)
Realogy Corp.:
2017 Term Loan B, 3.03%, 7/20/22	USD	3,128	$3,151,204
Term Loan A, 2.77%, 10/23/20		1,087	1,083,697

			8,296,596
Road & Rail — 0.2%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 5.05%, 6/13/23		1,242	1,247,215
Semiconductors & Semiconductor Equipment — 0.4%
Cavium, Inc., Term Loan B, 3.78%, 8/16/22		813	820,413
Microsemi Corp., 2015 Term Loan B, 3.03%, 1/15/23		440	443,009
ON Semiconductor Corp., Incremental Term Loan, 4.03%, 3/31/23		1,047	1,056,351

			2,319,773
Software — 8.6%
Aptean, Inc., 2016 1st Lien Term Loan, 6.00%, 12/20/22		580	587,975
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		3,051	3,066,169
DTI Holdco, Inc., 2016 Term Loan B, 6.09%, 9/21/23		1,556	1,551,556
Hyland Software, Inc., 2017 Term Loan, 4.28%, 7/01/22		395	400,114
Infor (US), Inc., Term Loan B6, 3.75%, 2/01/22		3,705	3,707,610
Informatica Corp., Term Loan, 4.50%, 8/05/22		4,072	4,046,090
IPS Corp., 2016 1st Lien Term Loan, 6.25%, 12/20/23		640	644,800
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		737	713,853
Kronos, Inc.:
1st Lien Term Loan, 5.00%, 11/01/23		4,610	4,662,324
2nd Lien Term Loan, 9.28%, 11/01/24		1,695	1,751,291
LANDesk Group, Inc., 2017 Term Loan B, 5.25%, 1/20/24		400	401,928
Mitchell International, Inc.:
1st Lien Term Loan, 4.54%, 10/13/20		2,111	2,122,576
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,597,008
Optiv Security, Inc.:
1st Lien Term Loan, 4.25%, 2/01/24		2,885	2,902,137
2nd Lien Term Loan, 8.25%, 2/01/25		756	764,977
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		2,216	2,234,722
SolarWinds, Inc., 2017 Term Loan, 4.50%, 2/05/23		3,229	3,233,231
Solera LLC, Term Loan B, 5.75%, 3/03/23		1,378	1,384,966
Sophia LP, 2017 Term Loan B, 4.25%, 9/30/22		2,482	2,489,717
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.03%, 7/08/22		4,750	4,771,630
2015 Term Loan B2, 4.03%, 7/08/22		456	458,454
Synchronoss Technologies, Inc., Term Loan, 3.78%, 1/19/24		1,960	1,964,900
Tibco Software Inc., 2017 Term Loan B, 5.50%, 12/04/20		1,911	1,934,738
Veritas US Inc., Term Loan B1, 6.63%, 1/27/23		712	709,999

			48,102,765
Specialty Retail — 2.8%
Academy Ltd., 2015 Term Loan B, 5.04%, 7/01/22		1,787	1,409,744

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (continued)
Bass Pro Group LLC:
2015 Term Loan, 4.02%, 6/05/20	USD	351	$336,265
Asset Sale Term Loan, 5.72%, 6/09/18		665	665,000
Term Loan B, 5.97%, 12/16/23		820	786,634
Coinstar LLC, 1st Lien Term Loan, 5.25%, 9/27/23		803	809,765
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.75%, 8/16/23		1,562	1,566,883
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/30/23		4,529	4,515,802
Party City Holdings, Inc., 2016 Term Loan, 3.79%, 8/19/22		2,862	2,839,691
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.29%, 1/26/23		2,435	2,344,072
Things Remembered, Inc., 2016 Term Loan, 1.00%, 2/29/20		986	246,483

			15,520,339
Technology Hardware, Storage & Peripherals — 0.6%
Dell, Inc., 2016 Term Loan B, 4.04%, 9/07/23		2,584	2,599,285
Oberthur Technologies SA, 2016 Term Loan B1, 4.70%, 12/15/23		233	234,946
Western Digital Corp., Term Loan A, 2.78%, 4/29/21		397	397,658

			3,231,889
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		2,422	2,438,170
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		2,741	2,758,519
Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc., Term Loan B, 3.71%, 10/01/22		1,384	1,390,426
HD Supply, Inc.:
Incremental Term Loan B1, 3.75%, 8/13/21		2,825	2,844,915
Incremental Term Loan B2, 3.75%, 10/17/23		1,032	1,040,155
Nexeo Solutions LLC, 2016 Term Loan, 5.29%, 6/09/23		249	250,056

			5,525,552
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		1,257	1,232,154
Wireless Telecommunication Services — 2.6%
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20 (f)		7,841	7,668,984

Floating Rate Loan Interests (b)	Par (000)		Value
Wireless Telecommunication Services (continued)
LTS Buyer LLC, 1st Lien Term Loan, 4.25%, 4/13/20	USD	5,408	$5,447,383
Radiate Holdco LLC, 1st Lien Term Loan, 3.78%, 2/01/24		1,375	1,385,120

			14,501,487
Total Floating Rate Loan Interests — 136.7%			766,374,065

Other Interests — 0.0% (g)		Investment Value (000)
United States — 0.0%
Intermet Liquidating Trust, Class A		256	2

Trust Preferred — 0.3%		Shares
Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 6.60%, 2/15/40 (b)		60,894	1,561,577
Total Preferred Securities — 0.3%			1,561,577

Rights — 0.0%
Electric Utilities — 0.0%
Tex Energy LLC (c)		46,682	63,021
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings LP		99	29,700
Total Rights — 0.0%			92,721

Warrants — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		2,406	625
Total Long-Term Investments (Cost — $825,678,108) — 147.8%			828,661,430
Options Purchased (Cost — $43,022) — 0.0%			—
Total Investments (Cost — $825,721,130) — 147.8%			828,661,430
Liabilities in Excess of Other Assets — (47.8)%			(267,823,150)

Net Assets — 100.0%			$560,838,280

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	29

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

During the six months ended February 28, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	1,859,207	—	(1,859,207)[2]	—	—	—	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—	—	—	—	$3,296	$13
iShares iBoxx $ High Yield Corporate Bond ETF	27,839	—	(27,839)	—	—	31,812	2,741	$(26,532)
Total					—	$35,108	$2,754	$(26,532)

[1] Includes net capital gain distributions.
[2] Represents net shares sold.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(16)	10-Year U.S. Treasury Note	June 2017	$1,993,250	$4,086

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,500,000	USD	6,851,834	Northern Trust Co.	3/06/17	$(26,749)
USD	3,476,969	GBP	2,783,000	Barclays Bank PLC	3/06/17	23,476
USD	3,549,672	GBP	2,830,000	HSBC Bank PLC	3/06/17	37,855
USD	3,256,739	GBP	2,621,000	Morgan Stanley & Co. International PLC	4/05/17	1,606
Total						$36,188

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	942.86	44	—

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.92%[1]	3-Month LIBOR	N/A	12/14/21	USD	1,470	$3,483
1.92%[1]	3-Month LIBOR	N/A	12/14/21	USD	2,205	5,022
1.91%[1]	3-Month LIBOR	N/A	12/16/21	USD	2,500	7,108
2.00%[1]	3-Month LIBOR	N/A	2/21/22	USD	2,500	(875)
Total						$14,738

[1] Fund pays a fixed rate and receives the floating rate.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$4,086	—	$4,086
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$62,937	—	—	62,937
Swaps — Centrally Cleared	Net unrealized appreciation[1]	—	—	—	—	15,613	—	15,613

Total		—	—	—	$62,937	$19,699	—	$82,636

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$26,749	—	—	$26,749
Swaps — Centrally Cleared	Net unrealized depreciation[1]	—	—	—	—	$875	—	875

Total		—	—	—	$26,749	$875	—	$27,624

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$81,966	—	$81,966
Forward foreign currency exchange contracts	—	—	—	$(17,354)	—	—	(17,354)
Swaps	—	$231,133	—	—	14,294	—	245,427

Total	—	$231,133	—	$(17,354)	$96,260	—	$310,039

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$5,607	—	$5,607
Forward foreign currency exchange contracts	—	—	—	$27,014	—	—	27,014
Swaps	—	—	—	—	(15,879)	—	(15,879)

Total	—	—	—	$27,014	$(10,272)	—	$16,742

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$1,992,750
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,933,475
Average amounts sold — in USD	$3,784,927
Credit default swaps:
Average notional value — sell protection	$2,634,000
Interest Rate swaps:
Average notional value — pays fixed rate	$4,337,500
Total return swaps:
Average notional value	$285,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Consolidated Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	31

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Futures contracts	$250	—
Forward foreign currency exchange contracts	62,937	$26,749
Swaps — Centrally Cleared	7	—

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$63,194	$26,749

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(257)	—

Total derivative assets and liabilities subject to an MNA	$62,937	$26,749

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1,3]
Barclays Bank PLC	$23,476	—	—	—	$23,476
HSBC Bank PLC	37,855	—	—	—	37,855
Morgan Stanley & Co. International PLC	1,606	—	—	—	1,606

Total	$62,937	—	—	—	$62,937

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2,3]
Northern Trust Co.	$26,749	—	—	—	$26,749

[1] Net amount represents the net amount receivable from the counterparty in the event of default.
[2] Net amount represents the net amount payable to the counterparty in the event of default.
[3] Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$12,175,305	$2,030,750	$14,206,055
Common Stocks	$16,294	15,845	699,684	731,823
Corporate Bonds	—	43,292,558	2,402,004	45,694,562
Floating Rate Loan Interests	—	722,606,101	43,767,964	766,374,065
Other Interests	—	—	2	2
Rights	—	—	92,721	92,721
Trust Preferred	1,561,577	—	—	1,561,577
Warrants	—	—	625	625
Unfunded floating rate loan interests[1]	—	5,425	—	5,425

Total	$1,577,871	$778,095,234	$48,993,750	$828,666,855

Derivative Financial Instruments [2]
Assets:
Foreign currency exchange contracts	—	$62,937	—	$62,937
Interest rate contracts	$4,086	15,613	—	19,699
Liabilities:
Foreign currency exchange contracts	—	(26,749)	—	(26,749)
Interest rate contracts	—	(875)	—	(875)

Total	$4,086	$50,926	—	$55,012

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.

[2]    Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $213,000,000 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended February 28, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Total
Assets:
Opening balance, as of August 31, 2016	$2,218,460	$140,083	$1,527,870	$44,995,306	$1,562,503	—	$4,902	$50,449,124
Transfers into Level 3[1]	—	—	—	14,721,797	—	—	—	14,721,797
Transfers out of Level 3[2]	(1,967,885)	—	—	(21,661,901)	—	—	—	(23,629,786)
Other[3]	—	(29,700)	—	—	—	$29,700	—	—
Accrued discounts/premiums	(14)	—	128	69,296	—	—	—	69,410
Net realized gain (loss)	1,250	—	(119,999)	(346,862)	1,737,609	—	—	1,271,998
Net change in unrealized appreciation (depreciation)[4,5]	(2,046)	589,301	930,158	857,778	(764,982)	63,021	(4,277)	1,668,953
Purchases	2,030,985	—	63,847	13,665,551	—	—	—	15,760,383
Sales	(250,000)	—	—	(8,533,001)	(2,535,128)	—	—	(11,318,129)

Closing Balance, as of February 28, 2017	$2,030,750	$699,684	$2,402,004	$43,767,964	$2	$92,721	$625	$48,993,750

Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017[4]	$(221)	$589,301	$810,287	$394,614	—	$63,021	$(4,277)	$1,852,725

[1]    As of August 31, 2016 the Fund used observable inputs in determining the value of certain investments. As of February 28, 2017, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Certain Level 3 investments were re-classified between Common Stocks and Rights.
[4] Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[5]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	33

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$3,376
Diversified Financial Services — 0.2%
Kcad Holdings I Ltd. (a)		546,753,936	1,175,521
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		8,511	9,047
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)(b)		3,155	—
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/29/15, cost $187,463) (c)		1,013	1,013
Total Common Stocks — 0.2%			1,188,957

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 12.3%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.92%, 7/18/26 (d)(e)	USD	1,000	1,000,171
Allegro CLO II, Ltd., Series 2014-1A, Class CR, 4.77%, 1/21/27 (d)(e)		1,000	1,000,000
ALM VI Ltd., Series 2012-6A, Class B2R, 3.82%, 7/15/26 (d)(e)		1,000	1,002,115
ALM XIV Ltd., Series 2014-14A, Class C, 4.49%, 7/28/26 (d)(e)		3,140	3,126,783
AmeriCredit Automobile Receivables, Series 2014-3, Class C, 2.58%, 9/08/20		4,850	4,901,623
AMMC CLO Ltd. (d)(e):
Series 2016-19A, Class D, 4.63%, 10/15/28		1,000	977,702
Series 2014-15A, Class D, 5.15%, 12/09/26		2,000	2,011,226
Anchorage Capital CLO Ltd., Series 2016-9A, Class D, 4.95%, 1/15/29 (d)(e)		350	350,910
Ares CLO Ltd., Series 2012-2A, Class CR, 3.72%, 10/12/23 (d)(e)		1,000	1,001,013
Ares XXXII CLO Ltd., Series 2014-32A, Class BR, 3.29%, 11/15/25 (d)(e)		1,250	1,250,000
Atrium CDO Corp., Series 9A, Class D, 4.55%, 2/28/24 (d)(e)		1,850	1,854,618
BlueMountain CLO Ltd., Series 2012-2A, Class DR, 5.20%, 11/20/28 (d)(e)		1,000	1,003,029
Carlyle Global Market Strategies CLO Ltd., Class C (d)(e):
Series 2013-1A, 5.04%, 2/14/25		250	250,696
Series 2014-5A, 5.17%, 10/16/25		2,000	2,004,283
Series 2015-1A, 4.18%, 4/20/27		500	502,090
CIFC Funding Ltd., Class D (d)(e):
Series 2014-3A, 4.44%, 7/22/26		420	422,233
Series 2015-1A, 5.04%, 1/22/27		600	600,358
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (e)		1,186	1,098,446
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (e)		3,121	3,114,633
Litigation Fee Residual Funding, 4.00%, 10/30/27		1,702	1,668,354
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, 3.24%, 1/27/26 (d)(e)		1,500	1,500,042
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, 4.39%, 12/16/24 (d)(e)(f)		1,000	1,000,000

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (e)	USD	4,000	$3,988,922
OZLM IX Ltd. (d)(e):
Series 2014-9A, Class C, 4.63%, 1/20/27		1,000	1,000,170
Series 2014-9A, Class CR, 4.63%, 1/20/27 (f)		1,000	1,000,000
OZLM VII Ltd., Series 2014-7A, Class C, 4.62%, 7/17/26 (d)(e)		780	783,558
OZLM VIII Ltd., Series 2014-8A (d)(e):
Class B, 4.02%, 10/17/26		2,500	2,491,249
Class C, 4.52%, 10/17/26		500	499,948
OZLM XII Ltd., Series 2015-12A, Class C, 4.74%, 4/30/27 (d)(e)		1,000	1,000,414
OZLM XV Ltd., Series 2016-15A, Class C, 4.92%, 1/20/29 (d)(e)		1,000	1,003,772
Regatta V Funding Ltd., Series 2014-1A, Class B, 4.04%, 10/25/26 (d)(e)		2,000	2,009,468
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 8/17/20		4,015	4,053,809
Series 2014-4, Class C, 2.60%, 11/16/20		4,500	4,530,012
Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,557,956
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.54%, 1/21/26 (d)(e)		800	800,700
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.64%, 1/23/27 (d)(e)		2,000	2,010,991
Symphony CLO XV Ltd., Series 2014-15A (d)(e):
Class C, 4.22%, 10/17/26		4,000	4,000,608
Class CR, 3.33%, 10/17/26 (f)		1,250	1,250,000
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 4.95%, 1/23/28 (d)(e)		1,000	993,311
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.62%, 7/15/27 (d)(e)		400	386,745
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.29%, 1/20/29 (d)(e)		1,000	1,000,000
Vibrant CLO IV Ltd., Series 2016-4A, Class D, 5.53%, 7/20/28 (d)(e)		1,000	1,005,009
Voya CLO Ltd., Class C (d)(e):
Series 2014-4A, 5.02%, 10/14/26		2,500	2,504,207
Series 2016-3A, 4.67%, 10/18/27		270	271,005
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,062,457
York CLO-4 Ltd., Series 2016-2A, Class E, 7.90%, 1/20/30 (d)(e)		1,000	986,000

			76,830,636
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (e)		4,485	301,322
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (e)		6,454	449,679

			751,001
Total Asset-Backed Securities — 12.4%			77,581,637

Corporate Bonds
Aerospace & Defense — 1.0%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (e)		560	491,400

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Aerospace & Defense (continued)
Bombardier, Inc. (e):
8.75%, 12/01/21	USD	707	$783,002
6.00%, 10/15/22		212	212,265
6.13%, 1/15/23		152	152,000
7.50%, 3/15/25		569	591,760
KLX, Inc., 5.88%, 12/01/22 (e)		538	566,353
Koppers, Inc., 6.00%, 2/15/25 (e)		225	234,000
Moog, Inc., 5.25%, 12/01/22 (e)		270	276,750
TransDigm, Inc.:
6.00%, 7/15/22 (g)		1,852	1,901,967
6.50%, 7/15/24 (g)		747	767,543
6.50%, 5/15/25		60	61,425
6.38%, 6/15/26		59	59,590

			6,098,055
Air Freight & Logistics — 0.2%
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	111,872
6.50%, 6/15/22 (e)(g)	USD	1,100	1,155,000

			1,266,872
Airlines — 2.3%
Air Canada Pass-Through Trust (e):
Series 2013-1, Class C, 6.63%, 5/15/18		651	680,295
Series 2015-1, Class B, 3.88%, 9/15/24 (g)		1,397	1,362,501
American Airlines Group, Inc., 4.63%, 3/01/20 (e)		315	320,119
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24 (g)		2,940	3,138,904
Series 2013-2, Class B, 5.60%, 1/15/22 (e)(g)		562	583,537
Series 2017-1, Class B, 4.95%, 8/15/26		1,540	1,574,650
Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd., 8.38%, 5/10/20		221	224,867
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (g)		780	813,150
United Airlines Pass-Through Trust (g):
Series 2014-2, Class B, 4.63%, 3/03/24		2,080	2,123,916
Series 2015-1, Class A, 3.70%, 6/01/24		2,430	2,466,450
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 4/22/20		333	372,007
Virgin Australia Trust, Series 2013-1 (e):
Class A, 5.00%, 4/23/25		456	472,937
Class C, 7.13%, 10/23/18 (g)		492	501,735

			14,635,068
Auto Components — 0.5%
Allison Transmission, Inc., 5.00%, 10/01/24 (e)		297	302,198
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	192,735
Delphi Automotive PLC, 4.40%, 10/01/46	USD	240	229,619
Fiat Chrysler Finance Europe, 4.75%, 3/22/21	EUR	100	117,064
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	67	68,340
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19 (g)		1,314	1,335,352

Corporate Bonds	Par (000)		Value
Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued):
6.25%, 2/01/22 (e)	USD	119	$122,868
6.75%, 2/01/24 (e)		258	267,675
IHO Verwaltungs GmbH (h):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	109,423
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	109,913
(3.75% Cash or 4.50% PIK), 3.75%, 9/15/26		100	107,926
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (e)	USD	200	198,416
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (e)		200	195,025

			3,356,554
Automobiles — 0.4%
General Motors Co., 3.50%, 10/02/18 (g)		2,478	2,535,403
Banks — 1.7%
Allied Irish Banks PLC, 4.13%, 11/26/25 (d)	EUR	100	110,229
Banca Popolare di Vicenza, 0.50%, 2/03/20		100	104,979
Banco Espirito Santo SA (a)(b):
4.75%, 1/15/18		100	31,517
4.00%, 1/21/19		100	31,517
Banco Popolare, 2.75%, 7/27/20		100	108,111
Bank of Ireland, 4.25%, 6/11/24 (d)		100	110,442
Bankia SA, 4.00%, 5/22/24 (d)		200	216,366
Barclays PLC, 3.65%, 3/16/25 (g)	USD	3,600	3,511,516
CaixaBank SA, 3.50%, 2/15/27 (d)	EUR	100	109,014
CIT Group, Inc.:
5.50%, 2/15/19 (e)(g)	USD	1,195	1,259,231
5.00%, 8/01/23		610	645,075
Commerzbank AG, 7.75%, 3/16/21	EUR	100	127,792
HSBC Holdings PLC, 4.38%, 11/23/26	USD	395	399,844
Nordea Bank AB, 4.50%, 3/26/20	EUR	1,020	1,222,231
Santander Holdings USA, Inc., 4.50%, 7/17/25 (g)	USD	1,750	1,791,242
Santander UK Group Holdings PLC, 2.88%, 8/05/21		950	940,360

			10,719,466
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/01/23 (g)		3,000	3,066,033
Central American Bottling Corp., 5.75%, 1/31/27 (e)		517	535,095

			3,601,128
Building Materials — 0.3%
Dry Mix Solutions Investissements SAS, 3.93%, 6/15/21 (d)	EUR	100	105,940
Tecnoglass, Inc., 8.20%, 1/31/22 (e)	USD	1,318	1,359,912
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	110,005

			1,575,857
Building Products — 0.8%
American Builders & Contractors Supply Co., Inc. (e):
5.63%, 4/15/21	USD	190	194,987
5.75%, 12/15/23		210	220,500
Building Materials Corp. of America (e):
5.38%, 11/15/24		100	102,790
6.00%, 10/15/25 (g)		535	568,437
CPG Merger Sub LLC, 8.00%, 10/01/21 (e)(g)		1,030	1,078,925

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	35

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Building Products (continued)
Louisiana-Pacific Corp., 4.88%, 9/15/24	USD	89	$89,668
Masonite International Corp., 5.63%, 3/15/23 (e)(g)		404	417,130
Ply Gem Industries, Inc., 6.50%, 2/01/22 (g)		714	742,703
Standard Industries, Inc. (e):
5.13%, 2/15/21		40	41,700
5.50%, 2/15/23		204	212,160
USG Corp.:
8.25%, 1/15/18 (g)		1,460	1,533,000
5.50%, 3/01/25 (e)		15	15,938

			5,217,938
Capital Markets — 0.4%
Blackstone CQP Holdco LP, 9.30%, 3/19/19 (e)		1,228	1,241,496
Morgan Stanley, 4.00%, 7/23/25 (g)		965	999,184

			2,240,680
Chemicals — 1.2%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/01/25 (e)		800	800,000
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	110,456
Axalta Coating Systems LLC, 4.88%, 8/15/24 (e)	USD	239	243,780
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		80	95,400
10.00%, 10/15/25		35	42,525
CF Industries, Inc.:
7.13%, 5/01/20		130	142,513
5.15%, 3/15/34		90	85,556
4.95%, 6/01/43		270	232,200
Chemours Co.:
6.63%, 5/15/23		248	263,190
7.00%, 5/15/25		112	121,660
Hexion, Inc., 10.38%, 2/01/22 (e)		199	204,970
Huntsman International LLC:
4.88%, 11/15/20		133	137,655
5.13%, 4/15/21	EUR	100	118,148
Ineos Finance PLC, 4.00%, 5/01/23		100	110,310
Inovyn Finance PLC, 6.25%, 5/15/21		100	112,633
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (g)	USD	1,378	1,350,440
NOVA Chemicals Corp., 5.25%, 8/01/23 (e)		130	133,900
Platform Specialty Products Corp. (e):
10.38%, 5/01/21		53	59,559
6.50%, 2/01/22 (g)		1,592	1,663,640
PQ Corp., 6.75%, 11/15/22 (e)		319	345,318
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	111,263
Tronox Finance LLC:
6.38%, 8/15/20	USD	208	211,640
7.50%, 3/15/22 (e)		62	64,790
Versum Materials, Inc., 5.50%, 9/30/24 (e)		116	121,365
WR Grace & Co-Conn (e):
5.13%, 10/01/21		176	185,240
5.63%, 10/01/24		200	212,500

			7,280,651
Commercial Services & Supplies — 1.2%
ADT Corp.:
3.50%, 7/15/22		456	432,630
4.13%, 6/15/23		78	75,075
4.88%, 7/15/32 (e)		316	254,380
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (e)		225	230,063
Aviation Capital Group Corp., 4.63%, 1/31/18 (e)(g)		1,000	1,025,000

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (continued)
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (e)	USD	824	$863,140
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (e)		280	289,275
Iron Mountain, Inc., 6.00%, 10/01/20 (e)		315	330,841
Mobile Mini, Inc., 5.88%, 7/01/24		447	467,115
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (e)		239	249,157
Pitney Bowes, Inc., 3.38%, 10/01/21 (g)		1,500	1,472,002
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (e)		188	193,405
S&P Global, Inc., 2.50%, 8/15/18		445	448,859
Silk Bidco AS, 7.50%, 2/01/22	EUR	120	136,663
United Rentals North America, Inc. (g):
7.63%, 4/15/22	USD	46	48,027
5.75%, 11/15/24		579	614,898
Verisure Holding AB, 6.00%, 11/01/22	EUR	125	144,277

			7,274,807
Communications Equipment — 0.8%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29 (g)	USD	1,005	1,110,525
Avaya, Inc., 7.00%, 4/01/19 (a)(b)(e)		183	145,943
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (e)(g)		18	19,260
CommScope, Inc., 5.00%, 6/15/21 (e)		465	478,950
Motorola Solutions, Inc., 3.75%, 5/15/22 (g)		1,500	1,529,307
Nokia OYJ, 6.63%, 5/15/39		200	213,500
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23 (g)		649	686,317
6.38%, 5/15/25		549	591,547
5.75%, 1/15/27 (e)		212	224,148

			4,999,497
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (e)		663	697,807
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (e)		557	568,140
Engility Corp., 8.88%, 9/01/24 (e)		216	232,200
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	308,800

			1,806,947
Construction Materials — 0.5%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		305	329,781
HD Supply, Inc. (e):
5.25%, 12/15/21 (g)		1,828	1,928,540
5.75%, 4/15/24		454	480,105
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	100	113,225
PulteGroup, Inc., 5.50%, 3/01/26	USD	190	197,125
Rexel SA, 3.50%, 6/15/23	EUR	116	128,534

			3,177,310
Consumer Discretionary — 0.0%
Nielsen Co. Luxembourg SARL, 5.00%, 2/01/25 (e)	USD	175	176,312
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (e)		95	99,038

			275,350
Consumer Finance — 1.4%
Alliance Data Systems Corp. (e):
5.25%, 12/01/17		28	28,420
5.88%, 11/01/21		696	720,360
Ally Financial, Inc. (g):
4.63%, 3/30/25		846	865,035
8.00%, 11/01/31		2,500	3,075,000

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Consumer Finance (continued)
General Motors Financial Co., Inc., 2.63%, 7/10/17 (g)	USD	2,760	$2,770,543
Navient Corp.:
5.00%, 10/26/20		310	311,457
6.63%, 7/26/21		155	161,587
5.50%, 1/25/23		134	128,305
7.25%, 9/25/23		257	263,425
6.13%, 3/25/24		115	110,113
5.88%, 10/25/24		125	117,188
5.63%, 8/01/33		95	76,950
OneMain Financial Holdings LLC (e):
6.75%, 12/15/19		147	153,891
7.25%, 12/15/21		117	122,265

			8,904,539
Containers & Packaging — 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (e)		605	627,264
4.29%, 5/15/21 (d)(e)		200	205,250
4.25%, 1/15/22	EUR	220	240,596
4.25%, 9/15/22 (e)(f)	USD	679	689,185
2.75%, 3/15/24	EUR	125	132,577
6.75%, 5/15/24		100	117,196
6.00%, 2/15/25 (e)	USD	599	615,473
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (e):
4.63%, 5/15/23		206	209,605
7.25%, 5/15/24		1,868	2,036,120
Bahia Sul Holdings GmbH, 5.75%, 7/14/26 (e)		600	618,360
Ball Corp., 5.00%, 3/15/22		303	320,801
Clearwater Paper Corp., 5.38%, 2/01/25 (e)		269	268,328
Crown European Holdings SA, 4.00%, 7/15/22	EUR	149	175,214
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (e)	USD	147	150,308
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22 (h)	EUR	200	229,545
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC:
5.75%, 10/15/20 (g)	USD	1,062	1,093,860
6.88%, 2/15/21		136	139,851
4.52%, 7/15/21 (d)(e)		1,060	1,087,825
5.13%, 7/15/23 (e)		175	181,344
7.00%, 7/15/24 (e)		588	632,468
Sealed Air Corp.:
4.88%, 12/01/22 (e)		80	82,700
4.50%, 9/15/23	EUR	100	118,594
6.88%, 7/15/33 (e)	USD	44	47,740
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (e)		502	515,805
Suzano Trading Ltd., 5.88%, 1/23/21 (e)		500	529,255
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	112,402

			11,177,666
Diversified Consumer Services — 0.5%
APX Group, Inc.:
6.38%, 12/01/19	USD	47	48,351
8.75%, 12/01/20		312	322,920
7.88%, 12/01/22		130	140,725
7.88%, 12/01/22 (e)		195	211,087
Laureate Education, Inc., 9.25%, 9/01/19 (e)		495	517,894
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (e)		1,821	1,991,719

Corporate Bonds	Par (000)		Value
Diversified Consumer Services (continued)
Sotheby’s, 5.25%, 10/01/22 (e)	USD	28	$28,560
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	109,039

			3,370,295
Diversified Financial Services — 0.5%
Aircastle Ltd.:
6.25%, 12/01/19 (g)	USD	367	400,030
5.13%, 3/15/21		16	17,080
5.50%, 2/15/22		219	236,246
Deutsche Bank AG, 4.25%, 10/14/21 (e)		150	151,696
FBM Finance, Inc., 8.25%, 8/15/21 (e)		130	139,126
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	129,669
General Motors Financial Co., Inc., 4.38%, 9/25/21 (g)	USD	530	559,237
Jefferies Finance LLC/JFIN Co-Issuer Corp. (e):
7.38%, 4/01/20		290	295,075
6.88%, 4/15/22 (g)		480	466,800
Mercury Bondco PLC (h):
(7.13% Cash or 7.88% PIK), 7.13%, 5/30/21	EUR	100	104,881
(8.25% Cash or 9.00% PIK), 8.25%, 5/30/21		100	108,059
UniCredit SpA:
6.95%, 10/31/22		100	123,066
5.75%, 10/28/25 (d)		100	113,301
4.38%, 1/03/27 (d)		100	108,734

			2,953,000
Diversified Telecommunication Services — 2.0%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	648	690,528
Series U, 7.65%, 3/15/42		147	134,505
Series Y, 7.50%, 4/01/24		161	173,075
Cincinnati Bell, Inc., 7.00%, 7/15/24 (e)		671	709,582
Consolidated Communications, Inc., 6.50%, 10/01/22		100	99,750
Frontier Communications Corp.:
7.13%, 3/15/19		190	201,875
8.50%, 4/15/20		110	116,600
6.25%, 9/15/21		35	33,425
7.13%, 1/15/23		170	153,850
7.63%, 4/15/24		496	445,160
6.88%, 1/15/25		1,168	984,040
11.00%, 9/15/25		609	612,045
Level 3 Financing, Inc.:
4.76%, 1/15/18 (d)		411	412,028
5.38%, 8/15/22 (g)		240	248,820
5.13%, 5/01/23 (g)		295	300,900
5.38%, 1/15/24		240	246,300
5.38%, 5/01/25 (g)		261	269,483
5.25%, 3/15/26 (e)		167	168,461
OTE PLC, 3.50%, 7/09/20	EUR	100	106,470
SBA Communications Corp., 4.88%, 9/01/24 (e)	USD	263	261,659
SoftBank Group Corp., 4.75%, 7/30/25	EUR	122	145,105
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	130	131,300
6.00%, 9/30/34		630	622,125
7.20%, 7/18/36		160	169,440
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	37	51,193
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	271,401
5.88%, 5/19/23		100	139,372
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	129	151,552

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	37

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
3.65%, 9/14/18 (g)	USD	3,855	$3,970,858
4.50%, 9/15/20		145	154,732
Windstream Corp., 7.75%, 10/01/21		26	26,780
Windstream Services LLC, 7.50%, 6/01/22		79	78,210

			12,280,624
Electric Utilities — 0.6%
AES Corp., 4.88%, 5/15/23		270	268,110
Black Hills Corp., 3.15%, 1/15/27		305	293,043
Exelon Corp., 3.40%, 4/15/26		140	138,584
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (g)		197	180,020
Pampa Energia SA, 7.50%, 1/24/27 (e)		663	667,972
Southern Co., 2.95%, 7/01/23		1,920	1,888,320
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.25%, 11/01/15		47	212
10.50%, 11/01/17		31	140
11.50%, 10/01/20 (a)(e)		300	—

			3,436,401
Electrical Equipment — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	100	107,116
Belden, Inc., 5.50%, 4/15/23		149	167,716

			274,832
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22 (g)	USD	615	651,131
5.00%, 9/01/23		122	125,660
5.00%, 9/01/25 (f)		107	108,539
SESI LLC, 7.13%, 12/15/21		85	87,337

			972,667
Energy Equipment & Services — 1.1%
Ensco PLC:
4.50%, 10/01/24		113	97,180
5.20%, 3/15/25		40	35,400
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (e)		547	551,102
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		30	30,450
6.75%, 8/01/22		397	413,872
Halliburton Co., 3.80%, 11/15/25		100	102,498
Noble Holding International Ltd., 4.63%, 3/01/21		12	11,370
Pattern Energy Group, Inc., 5.88%, 2/01/24 (e)		138	141,623
Pioneer Energy Services Corp., 6.13%, 3/15/22		275	256,781
Precision Drilling Corp.:
6.50%, 12/15/21		100	102,750
5.25%, 11/15/24		134	132,660
Transocean, Inc.:
4.25%, 10/15/17 (g)		414	416,443
6.00%, 3/15/18 (g)		850	871,250
7.38%, 4/15/18		30	30,825
5.55%, 10/15/22		497	464,695
9.00%, 7/15/23 (e)		1,314	1,415,835
6.80%, 3/15/38		176	144,320
Trinidad Drilling Ltd., 6.63%, 2/15/25 (e)		365	375,950
Weatherford International Ltd.:
7.75%, 6/15/21		465	501,619
8.25%, 6/15/23		290	314,650
9.88%, 2/15/24 (e)		376	434,280

			6,845,553

Corporate Bonds	Par (000)		Value
Environmental, Maintenance, & Security Service — 0.1%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	$108,212
Tervita Escrow Corp., 7.63%, 12/01/21 (e)	USD	642	670,890

			779,102
Food & Staples Retailing — 0.8%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (e):
6.63%, 6/15/24		226	239,560
5.75%, 3/15/25		254	254,476
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	100	129,224
Casino Guichard Perrachon SA:
4.56%, 1/25/23	EUR	100	118,464
3.25%, 3/07/24		200	232,452
CVS Health Corp., 4.75%, 12/01/22	USD	165	179,502
Dollar Tree, Inc.:
5.25%, 3/01/20		58	59,653
5.75%, 3/01/23		1,321	1,401,911
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		62	65,565
Rite Aid Corp.:
9.25%, 3/15/20 (g)		1,095	1,130,587
6.13%, 4/01/23 (e)(g)		804	851,959
7.70%, 2/15/27		45	53,775
Tesco PLC, 5.00%, 3/24/23	GBP	100	137,582

			4,854,710
Food Products — 0.8%
Acosta, Inc., 7.75%, 10/01/22 (e)	USD	249	219,120
Aramark Services, Inc., 5.13%, 1/15/24		758	794,081
Arcor SAIC, 6.00%, 7/06/23 (e)		403	428,590
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (e)		338	345,605
JBS USA LLC/JBS USA Finance, Inc. (e):
7.25%, 6/01/21		40	41,200
5.88%, 7/15/24		140	146,300
5.75%, 6/15/25		485	500,762
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (e)		410	430,024
Minerva Luxembourg SA, 6.50%, 9/20/26 (e)		244	242,170
Post Holdings, Inc. (e):
7.75%, 3/15/24 (g)		725	804,750
5.50%, 3/01/25		47	47,881
8.00%, 7/15/25		285	321,338
TreeHouse Foods, Inc., 6.00%, 2/15/24 (e)		383	403,108
WhiteWave Foods Co., 5.38%, 10/01/22		168	183,120

			4,908,049
Health Care Equipment & Supplies — 0.6%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (e)		810	722,925
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (e)(g)		1,146	1,014,210
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (e)		115	118,128
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		235	229,713
IDH Finance PLC, 6.25%, 8/15/22	GBP	100	118,811
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (e):
4.88%, 4/15/20 (g)	USD	284	284,710
5.75%, 8/01/22		330	323,400
5.63%, 10/15/23		120	115,200
5.50%, 4/15/25		135	125,550

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.:
3.88%, 8/01/17 (i)	USD	100	$310,562
5.25%, 6/15/24		250	258,125
4.88%, 6/01/26		56	56,420
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23		305	301,617

			3,979,371
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		105	105,788
5.63%, 2/15/23		339	348,323
6.50%, 3/01/24		61	64,813
Aetna, Inc., 2.80%, 6/15/23		340	338,718
Alere, Inc., 6.38%, 7/01/23 (e)		450	456,750
Amsurg Corp., 5.63%, 7/15/22 (g)		618	643,492
Centene Corp.:
5.63%, 2/15/21		359	377,848
4.75%, 5/15/22		314	325,383
6.13%, 2/15/24		37	40,145
4.75%, 1/15/25		295	303,481
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		154	150,535
5.13%, 8/01/21		1,230	1,208,475
6.88%, 2/01/22 (g)		380	333,450
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (g)		530	540,931
Envision Healthcare Corp., 5.13%, 7/01/22 (e)		165	168,919
HCA Holdings, Inc., 6.25%, 2/15/21		35	38,106
HCA, Inc.:
3.75%, 3/15/19 (g)		786	805,650
6.50%, 2/15/20		125	137,224
7.50%, 2/15/22		342	394,582
5.88%, 3/15/22 (g)		82	90,508
4.75%, 5/01/23 (g)		38	39,853
5.88%, 5/01/23		70	76,125
5.00%, 3/15/24 (g)		900	948,375
5.38%, 2/01/25 (g)		653	683,201
5.25%, 4/15/25 (g)		1,230	1,311,487
5.88%, 2/15/26		426	456,885
5.25%, 6/15/26		248	261,950
4.50%, 2/15/27		388	387,030
HealthSouth Corp.:
5.75%, 11/01/24		565	576,300
5.75%, 9/15/25		102	103,275
2.00%, 12/01/43 (i)		335	402,628
Hologic, Inc.:
5.25%, 7/15/22 (e)(g)		439	457,657
Series 2012, 2.00%, 3/01/42 (j)		129	175,682
MEDNAX, Inc., 5.25%, 12/01/23 (e)		201	207,784
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (e)		737	794,117
New Amethyst Corp., 6.25%, 12/01/24 (e)		111	117,660
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (e)		341	366,575
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (e)		104	106,340
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (e)		71	75,970
Tenet Healthcare Corp.:
6.25%, 11/01/18 (g)		264	279,510
4.75%, 6/01/20 (g)		520	530,400
4.46%, 6/15/20 (d)		805	815,062
6.00%, 10/01/20		241	255,460
7.50%, 1/01/22 (e)		141	152,633

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued):
8.13%, 4/01/22	USD	216	$226,260
6.75%, 6/15/23		1,361	1,349,091
UnitedHealth Group, Inc., 3.75%, 7/15/25 (g)		1,470	1,539,979

			19,570,410
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (e)		181	186,938
Quintiles IMS, Inc., 3.25%, 3/15/25 (e)	EUR	100	106,099

			293,037
Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp., 6.88%, 5/15/23 (g)	USD	261	281,880
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (g)		2,225	2,327,906
Cemex Finance LLC, 9.38%, 10/12/22 (e)		330	358,462
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	100	130,915
ESH Hospitality, Inc., 5.25%, 5/01/25 (e)	USD	130	131,138
Gateway Casinos & Entertainment Ltd., 8.25%, 3/01/24 (e)		72	73,170
International Game Technology PLC, 4.75%, 2/15/23	EUR	125	144,464
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (e)	USD	67	68,843
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (e):
5.00%, 6/01/24		35	35,931
5.25%, 6/01/26		152	157,130
McDonald’s Corp., 3.70%, 1/30/26 (g)		405	415,558
MGM Resorts International:
8.63%, 2/01/19		74	81,770
5.25%, 3/31/20		368	387,320
6.75%, 10/01/20		323	356,011
6.63%, 12/15/21 (g)		960	1,071,600
7.75%, 3/15/22		60	70,050
4.63%, 9/01/26		128	125,439
New Red Finance, Inc., 6.00%, 4/01/22 (e)(g)		1,095	1,141,866
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	109,850
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	USD	630	644,175
Sabre, Inc. (e):
5.38%, 4/15/23		147	149,572
5.25%, 11/15/23		242	245,630
Scientific Games International, Inc.:
7.00%, 1/01/22 (e)		773	822,049
10.00%, 12/01/22		799	847,939
Six Flags Entertainment Corp. (e):
5.25%, 1/15/21		486	499,608
4.88%, 7/31/24		19	19,190
Spirit Issuer PLC:
Series A1, 0.92%, 12/28/28 (d)	GBP	445	417,514
Series A2, 3.07%, 12/28/31 (d)		1,800	2,089,568
Series A5, 5.47%, 12/28/28		4,500	5,790,573
Series A6, 2.17%, 12/28/36 (d)		2,670	3,247,173
Station Casinos LLC, 7.50%, 3/01/21 (g)	USD	1,025	1,068,562
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	100	112,879
Unique Pub Finance Co. PLC, Series A4, 5.66%, 6/30/27	GBP	294	394,584
Yum! Brands, Inc., 3.88%, 11/01/23	USD	98	96,040

			23,914,359

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	39

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Household Durables — 0.5%
Berkline/Benchcraft LLC, 4.50%, 6/01/17 (a)(b)	USD	200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (e)		259	$266,770
CalAtlantic Group, Inc.:
8.38%, 1/15/21 (g)		134	156,613
5.38%, 10/01/22		6	6,300
5.25%, 6/01/26		10	10,013
Lennar Corp.:
4.50%, 11/15/19		370	382,487
4.75%, 4/01/21		26	27,073
4.13%, 1/15/22		118	119,475
4.75%, 11/15/22		132	135,762
4.88%, 12/15/23		122	125,965
4.75%, 5/30/25		260	263,250
Mattamy Group Corp., 6.88%, 12/15/23 (e)		103	107,635
PulteGroup, Inc., 6.38%, 5/15/33		469	485,415
Riverbed Technology, Inc., 8.88%, 3/01/23 (e)		165	176,137
Standard Pacific Corp., 5.88%, 11/15/24		30	32,175
Tempur Sealy International, Inc., 5.50%, 6/15/26		247	242,677
TRI Pointe Group, Inc.:
4.38%, 6/15/19		110	112,200
4.88%, 7/01/21		190	196,175
5.88%, 6/15/24 (g)		170	175,950
William Lyon Homes ,Inc., 5.88%, 1/31/25 (e)		120	120,150

			3,142,222
Household Products — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24 (e)		85	86,063
Prestige Brands, Inc., 6.38%, 3/01/24 (e)		150	159,000
Spectrum Brands, Inc.:
6.63%, 11/15/22		815	861,862
6.13%, 12/15/24		75	79,808
5.75%, 7/15/25		145	154,062

			1,340,795
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
6.00%, 1/15/22 (e)		33	34,609
5.38%, 1/15/23 (g)		164	165,640
5.88%, 1/15/24 (e)		108	113,940
Dynegy, Inc.:
6.75%, 11/01/19 (g)		550	566,500
7.38%, 11/01/22		324	318,330
5.88%, 6/01/23		35	31,675
7.63%, 11/01/24		115	109,250
8.00%, 1/15/25 (e)		25	23,750
NRG Energy, Inc.:
7.88%, 5/15/21		198	205,425
6.25%, 7/15/22		600	610,500
6.63%, 3/15/23		40	40,500
6.25%, 5/01/24		40	40,000
7.25%, 5/15/26		104	106,990
6.63%, 1/15/27 (e)		567	557,077
NRG Yield Operating LLC, 5.38%, 8/15/24		135	138,375
QEP Resources, Inc., 5.38%, 10/01/22		559	561,795
TerraForm Power Operating LLC, 6.38%, 2/01/23 (e)(j)		188	194,580

			3,818,936
Industrial Conglomerates — 0.1%
Vertiv Group Corp, 9.25%, 10/15/24 (e)		438	470,302

Corporate Bonds	Par (000)		Value
Insurance — 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (g)	USD	360	$361,023
American International Group, Inc., 3.75%, 7/10/25 (g)		2,705	2,723,954
Aon PLC, 3.88%, 12/15/25		1,115	1,144,820
Assicurazioni Generali SpA (d):
7.75%, 12/12/42	EUR	100	126,084
5.50%, 10/27/47		100	111,767
Forethought Financial Group, Inc., 8.63%, 4/15/21 (e)(g)	USD	750	834,011
Groupama SA, 6.00%, 1/23/27	EUR	100	108,293
HUB International Ltd. (e):
9.25%, 2/15/21	USD	129	133,838
7.88%, 10/01/21		686	725,445
Lincoln National Corp., 3.35%, 3/09/25 (g)		845	840,498
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (d)	EUR	400	503,124
Prudential Financial, Inc., 5.63%, 6/15/43 (d)(g)	USD	3,250	3,499,600
Radian Group, Inc., 5.25%, 6/15/20		355	373,637
Wayne Merger Sub LLC, 8.25%, 8/01/23 (e)		545	574,975

			12,061,069
Internet Software & Services — 0.3%
Equinix, Inc.:
5.75%, 1/01/25		125	132,500
5.88%, 1/15/26 (g)		568	606,692
Netflix, Inc., 4.38%, 11/15/26 (e)		780	773,175
Symantec Corp., 5.00%, 4/15/25 (e)		283	290,484

			1,802,851
IT Services — 0.7%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (e)(g)		404	423,190
First Data Corp. (e)(g):
7.00%, 12/01/23		1,366	1,468,450
5.75%, 1/15/24		2,444	2,532,595
Millennium Corp., 0.00%, 12/31/49		1,779	—
WEX, Inc., 4.75%, 2/01/23 (e)		220	218,900

			4,643,135
Machinery — 0.2%
Gardner Denver, Inc., 6.88%, 8/15/21 (e)		135	139,050
Navistar International Corp., 8.25%, 11/01/21		45	45,450
SPX FLOW, Inc. (e):
5.63%, 8/15/24		292	300,030
5.88%, 8/15/26		157	159,355
Terex Corp., 5.63%, 2/01/25 (e)		298	305,822

			949,707
Media — 7.6%
Adria Bidco BV, 7.88%, 11/15/20	EUR	100	110,575
Altice Financing SA:
5.25%, 2/15/23		100	113,186
6.63%, 2/15/23 (e)	USD	575	605,187
7.50%, 5/15/26 (e)		1,284	1,378,695
Altice Luxembourg SA:
7.75%, 5/15/22 (e)(g)		465	494,644
6.25%, 2/15/25	EUR	100	112,561
7.63%, 2/15/25 (e)(g)	USD	286	304,590
Altice US Finance I Corp. (e):
5.38%, 7/15/23 (g)		1,146	1,194,705
5.50%, 5/15/26		439	453,816
AMC Networks, Inc.:
4.75%, 12/15/22		353	356,530
5.00%, 4/01/24		267	269,504

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Media (continued)
Cablevision SA, 6.50%, 6/15/21 (e)	USD	335	$352,169
Cablevision Systems Corp.:
8.63%, 9/15/17		114	117,563
7.75%, 4/15/18		464	487,200
8.00%, 4/15/20		125	138,125
CBS Radio, Inc., 7.25%, 11/01/24 (e)		222	236,985
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		595	618,800
5.13%, 2/15/23		270	281,138
5.13%, 5/01/23 (e)		561	582,037
5.75%, 2/15/26 (e)		225	240,750
5.50%, 5/01/26 (e)		419	444,664
5.13%, 5/01/27 (e)		350	363,563
5.88%, 5/01/27 (e)(g)		820	880,762
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	100	106,999
Cequel Communications Holdings I LLC/Cequel Capital Corp. (e):
6.38%, 9/15/20	USD	150	154,594
5.13%, 12/15/21		827	836,937
7.75%, 7/15/25		1,276	1,413,170
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25		2,425	2,554,502
Clear Channel International BV, 8.75%, 12/15/20 (e)		425	450,500
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (g)		1,108	1,119,080
6.50%, 11/15/22		1,181	1,223,067
Series B, 7.63%, 3/15/20 (g)		1,253	1,262,397
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (e)(g)		686	729,993
CSC Holdings LLC:
10.13%, 1/15/23 (e)		1,010	1,169,075
5.25%, 6/01/24		550	553,437
6.63%, 10/15/25 (e)		235	259,381
10.88%, 10/15/25 (e)		1,282	1,544,810
Discovery Communications LLC:
3.25%, 4/01/23 (g)		1,490	1,465,756
3.45%, 3/15/25		170	162,672
DISH DBS Corp.:
5.88%, 7/15/22		626	671,385
5.88%, 11/15/24 (g)		308	328,020
7.75%, 7/01/26		867	1,014,390
DISH Network Corp., 3.38%, 8/15/26 (e)(i)		274	329,828
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	110,919
GTT Escrow Corp., 7.88%, 12/31/24 (e)	USD	74	77,515
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		93	103,114
5.25%, 8/01/26 (e)		483	490,849
6.63%, 8/01/26 (e)		98	101,981
iHeartCommunications, Inc.:
9.00%, 12/15/19		380	332,025
9.00%, 9/15/22 (g)		755	607,775
10.63%, 3/15/23		944	783,520
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		601	575,457
7.25%, 10/15/20		391	361,675
5.50%, 8/01/23 (g)		729	599,602
LG Finance Co. Corp., 5.88%, 11/01/24 (e)		85	87,444
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (e)		91	89,180
MDC Partners, Inc., 6.50%, 5/01/24 (e)		369	356,546

Corporate Bonds	Par (000)		Value
Media (continued)
Midcontinent Communications / Midcontinent Finance Corp. (e):
6.25%, 8/01/21	USD	245	$254,555
6.88%, 8/15/23		112	120,680
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (e)(g)		345	348,019
National CineMedia LLC, 5.75%, 8/15/26		88	89,760
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (e)		238	243,355
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (e)(g)		315	324,450
Numericable Group SA, 5.38%, 5/15/22	EUR	110	121,545
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	300	311,625
5.63%, 2/15/24		138	144,900
SFR Group SA (e):
6.00%, 5/15/22 (g)		370	383,760
6.25%, 5/15/24		1,400	1,420,986
7.38%, 5/01/26		2,493	2,583,371
Sirius XM Radio, Inc. (e):
5.75%, 8/01/21 (g)		424	441,721
4.63%, 5/15/23		25	25,563
Sterling Entertainment Corp., 9.75%, 12/15/19		1,175	1,163,250
TEGNA, Inc., 5.13%, 10/15/19		197	202,171
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (e)		169	184,633
Tribune Media Co., 5.88%, 7/15/22		853	871,126
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	80	91,108
4.00%, 1/15/25		136	151,931
5.00%, 1/15/25 (e)(g)	USD	200	205,500
Univision Communications, Inc. (e):
5.13%, 5/15/23 (g)		948	948,000
5.13%, 2/15/25		895	882,694
Virgin Media Finance PLC, 5.75%, 1/15/25 (e)		455	466,944
Virgin Media Secured Finance PLC:
5.13%, 1/15/25	GBP	100	131,375
5.50%, 1/15/25		180	236,196
5.25%, 1/15/26 (e)	USD	555	561,244
5.50%, 8/15/26 (e)		200	204,978
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)(g)		790	821,600
Wind Acquisition Finance SA, 7.38%, 4/23/21 (e)		925	963,156
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	137	153,846
5.88%, 1/15/25 (e)(g)	USD	470	477,638

			47,697,024
Metals & Mining — 3.6%
Alcoa, Inc.:
5.87%, 2/23/22 (g)		630	683,479
5.13%, 10/01/24 (g)		498	515,679
5.90%, 2/01/27		105	112,481
5.95%, 2/01/37		50	51,188
Anglo American Capital PLC:
1.50%, 4/01/20	EUR	100	108,326
4.45%, 9/27/20 (e)	USD	206	215,682
4.13%, 4/15/21 (e)		200	206,040
3.50%, 3/28/22	EUR	100	117,047
4.88%, 5/14/25 (e)	USD	400	415,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	41

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
ArcelorMittal:
7.75%, 10/15/39	USD	94	$109,510
7.50%, 3/01/41		323	366,605
Cliffs Natural Resources, Inc. (e):
8.25%, 3/31/20		190	207,575
5.75%, 3/01/25		216	211,896
Constellium NV (e):
8.00%, 1/15/23		300	315,000
5.75%, 5/15/24 (g)		377	357,207
6.63%, 3/01/25		1,491	1,482,613
First Quantum Minerals Ltd. (e):
7.00%, 2/15/21		334	345,899
7.25%, 5/15/22		356	368,015
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (e)		189	218,650
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		286	285,285
2.38%, 3/15/18		2,476	2,463,620
3.10%, 3/15/20		1,540	1,509,200
4.00%, 11/14/21		240	230,400
3.55%, 3/01/22		625	580,469
3.88%, 3/15/23		1,528	1,405,760
5.40%, 11/14/34		126	110,565
5.45%, 3/15/43		1,197	1,023,435
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (e)		180	192,600
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (e)		172	191,780
Kaiser Aluminum Corp., 5.88%, 5/15/24		112	117,600
Kinross Gold Corp.:
5.95%, 3/15/24		40	42,300
6.88%, 9/01/41		65	65,813
Novelis Corp. (e):
6.25%, 8/15/24		1,088	1,153,280
5.88%, 9/30/26		1,049	1,079,159
Peabody Securities Finance Corp. (e):
6.00%, 3/31/22		121	123,420
6.38%, 3/31/25		128	130,560
Steel Dynamics, Inc.:
5.13%, 10/01/21 (g)		645	665,156
6.38%, 8/15/22 (g)		555	579,975
5.25%, 4/15/23		200	208,270
5.50%, 10/01/24		56	59,573
5.00%, 12/15/26 (e)		15	15,505
Teck Resources Ltd.:
3.00%, 3/01/19		208	213,034
4.50%, 1/15/21		456	472,815
3.75%, 2/01/23		762	742,798
8.50%, 6/01/24 (e)		380	443,650
6.13%, 10/01/35		91	94,185
6.00%, 8/15/40		588	589,470
6.25%, 7/15/41		73	75,737
5.20%, 3/01/42		563	533,262
5.40%, 2/01/43		279	265,747
ThyssenKrupp AG, 1.38%, 3/03/22	EUR	75	79,128
United States Steel Corp., 8.38%, 7/01/21 (e)	USD	320	360,000

			22,511,443
Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 3/10/26 (e)		1,475	1,495,292
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		120	120,300
6.88%, 10/15/21		209	215,139
7.50%, 11/01/23 (e)		190	199,975

			2,030,706

Corporate Bonds	Par (000)		Value
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (e)(g)	USD	378	$237,195
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (e)		179	188,845
Oil, Gas & Consumable Fuels — 7.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (e)		117	123,728
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (e)		55	55,825
Antero Resources Corp.:
5.13%, 12/01/22		76	76,380
5.63%, 6/01/23		74	74,925
California Resources Corp., 8.00%, 12/15/22 (e)(g)		967	826,785
Callon Petroleum Co., 6.13%, 10/01/24 (e)		209	217,882
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		140	141,750
Cheniere Corpus Christi Holdings LLC (e):
7.00%, 6/30/24		973	1,089,760
5.88%, 3/31/25		561	593,257
Chesapeake Energy Corp.:
4.27%, 4/15/19 (d)		786	780,105
6.88%, 11/15/20		215	212,850
8.00%, 12/15/22 (e)		558	590,085
8.00%, 1/15/25 (e)		313	310,652
ConocoPhillips Co., 4.20%, 3/15/21		290	308,312
CONSOL Energy, Inc.:
5.88%, 4/15/22 (g)		3,657	3,565,575
8.00%, 4/01/23		19	19,808
Continental Resources, Inc.:
4.50%, 4/15/23		147	144,060
3.80%, 6/01/24		395	365,869
4.90%, 6/01/44		290	254,475
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		35	36,006
6.25%, 4/01/23		35	36,313
CrownRock LP/CrownRock Finance, Inc. (e):
7.13%, 4/15/21		875	910,000
7.75%, 2/15/23		145	156,238
DCP Midstream LLC (e):
4.75%, 9/30/21		80	82,600
6.45%, 11/03/36		197	202,418
6.75%, 9/15/37		237	251,220
Denbury Resources, Inc.:
9.00%, 5/15/21 (e)		578	622,795
5.50%, 5/01/22		221	182,325
4.63%, 7/15/23		40	31,200
Diamondback Energy, Inc., 5.38%, 5/31/25 (e)		203	210,105
Eclipse Resources Corp., 8.88%, 7/15/23		70	72,275
Energy Transfer Equity LP:
7.50%, 10/15/20 (g)		703	789,996
5.88%, 1/15/24 (g)		452	485,900
5.50%, 6/01/27		390	412,912
Ensco Jersey Finance, Ltd., 3.00%, 1/31/24 (e)		510	519,881
Ensco PLC, 8.00%, 1/31/24 (e)		111	113,775
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		334	326,485
8.00%, 11/29/24 (e)		256	271,360
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (e)		376	400,440

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 6/15/24	USD	83	$82,793
GNL Quintero SA:
4.63%, 7/31/29 (e)		247	250,396
4.63%, 7/31/29		240	243,300
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (e)		755	796,525
Gulfport Energy Corp.:
6.63%, 5/01/23		74	75,295
6.38%, 5/15/25 (e)		203	204,015
Halcon Resources Corp., 6.75%, 2/15/25 (e)		1,613	1,596,870
Hess Corp., 4.30%, 4/01/27		50	50,014
Hilcorp Energy I LP/Hilcorp Finance Co. (e):
5.00%, 12/01/24 (g)		299	286,292
5.75%, 10/01/25		2	1,985
Matador Resources Co.:
6.88%, 4/15/23		390	411,450
6.88%, 4/15/23 (e)		447	471,585
MEG Energy Corp. (e):
6.50%, 3/15/21		384	392,640
6.38%, 1/30/23		30	26,625
7.00%, 3/31/24 (g)		1,229	1,106,100
6.50%, 1/15/25		1,135	1,109,462
Murphy Oil Corp.:
6.88%, 8/15/24		260	278,330
6.13%, 12/01/42		67	62,980
Nabors Industries, Inc., 0.75%, 1/15/24 (e)		399	385,035
Newfield Exploration Co., 5.63%, 7/01/24		166	177,620
NGPL PipeCo LLC (e):
7.12%, 12/15/17		820	849,725
7.77%, 12/15/37		607	687,427
Noble Holding International Ltd., 7.75%, 1/15/24		785	763,412
Oasis Petroleum, Inc.:
6.50%, 11/01/21		407	414,122
2.63%, 9/15/23 (i)		220	297,962
ONEOK, Inc.:
7.50%, 9/01/23		315	374,062
6.00%, 6/15/35		35	36,838
Paramount Resources Ltd., 6.88%, 6/30/23 (e)		530	560,607
Parker Drilling Co.:
7.50%, 8/01/20		215	209,625
6.75%, 7/15/22		188	173,900
Parsley Energy LLC/Parsley Finance Corp. (e):
6.25%, 6/01/24		186	195,415
5.38%, 1/15/25		116	117,740
5.25%, 8/15/25		164	165,640
Petrobras Argentina SA, 7.38%, 7/21/23 (e)		767	792,610
Petrobras Global Finance BV:
4.88%, 3/17/20		332	341,462
8.38%, 5/23/21		867	966,965
8.75%, 5/23/26		168	190,596
7.38%, 1/17/27		354	370,284
Petrobras International Finance Co., 5.75%, 1/20/20		332	348,268
Petroleos Mexicanos:
5.38%, 3/13/22 (e)		39	40,792
4.63%, 9/21/23		265	265,527
Precision Drilling Corp., 7.75%, 12/15/23 (e)		75	81,188
Raizen Fuels Finance SA, 5.30%, 1/20/27 (e)		475	485,687
Range Resources Corp. (e):
5.88%, 7/01/22		330	337,425
5.00%, 3/15/23		155	150,156
Resolute Energy Corp., 8.50%, 5/01/20		237	241,740

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC (e):
6.85%, 7/15/18	USD	183	$192,608
6.00%, 1/15/19		20	21,000
5.63%, 4/15/20 (g)		550	580,250
6.88%, 4/15/40		475	505,875
Rowan Cos., Inc.:
4.88%, 6/01/22		70	66,850
7.38%, 6/15/25		608	630,800
RSP Permian, Inc.:
6.63%, 10/01/22		291	307,732
5.25%, 1/15/25 (e)		151	154,775
Sanchez Energy Corp.:
7.75%, 6/15/21		50	51,250
6.13%, 1/15/23 (g)		1,630	1,564,800
SESI LLC, 6.38%, 5/01/19		90	90,338
Seven Generations Energy Ltd., 8.25%, 5/15/20 (e)(g)		119	125,248
SM Energy Co.:
6.50%, 11/15/21		85	86,913
6.13%, 11/15/22 (g)		18	18,135
5.00%, 1/15/24		5	4,688
5.63%, 6/01/25		425	402,156
6.75%, 9/15/26		139	141,433
Southwestern Energy Co.:
5.80%, 1/23/20		1,087	1,076,130
6.70%, 1/23/25		55	52,800
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 4/15/25		82	83,230
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26		235	232,100
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (e):
5.50%, 9/15/24		412	416,120
5.13%, 2/01/25		114	118,560
5.38%, 2/01/27		109	113,633
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		85	87,763
5.25%, 5/01/23		15	15,488
Tesoro Corp. (e):
4.75%, 12/15/23		443	458,505
5.13%, 12/15/26		617	652,477
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/01/20 (g)		138	142,244
6.13%, 10/15/21		39	40,706
Tullow Oil PLC, 6.25%, 4/15/22 (e)		200	186,500
Weatherford International LLC, 6.80%, 6/15/37		27	25,448
Weatherford International Ltd.:
4.50%, 4/15/22		95	90,844
6.50%, 8/01/36		240	221,400
5.95%, 4/15/42		207	173,363
Whiting Petroleum Corp.:
5.00%, 3/15/19		713	719,239
5.75%, 3/15/21		157	156,215
6.25%, 4/01/23		40	40,100
WildHorse Resource Development Corp., 6.88%, 2/01/25 (e)		235	232,062
Williams Cos., Inc.:
4.55%, 6/24/24		162	164,430
5.75%, 6/24/44		819	827,190
WPX Energy, Inc.:
7.50%, 8/01/20		70	75,425
6.00%, 1/15/22		90	91,913

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	43

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc. (continued):
8.25%, 8/01/23	USD	90	$100,800
5.25%, 9/15/24		105	102,506
YPF SA:
8.88%, 12/19/18 (e)		1,295	1,410,799
8.50%, 3/23/21 (e)		168	185,388
8.50%, 7/28/25		83	89,665

			46,662,708
Paper & Forest Products — 0.1%
Mercer International, Inc., 6.50%, 2/01/24 (e)		79	80,580
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (e)		260	259,350

			339,930
Pharmaceuticals — 2.1%
AbbVie, Inc., 3.60%, 5/14/25 (g)		695	692,076
Actavis Funding SCS, 3.45%, 3/15/22 (g)		2,460	2,514,678
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (e)(h)		121	121,605
DPx Holdings BV, 7.50%, 2/01/22 (e)		110	116,669
Endo Finance LLC/Endo Finco, Inc. (e):
7.25%, 1/15/22		121	117,143
5.38%, 1/15/23		65	57,525
6.00%, 7/15/23 (g)		433	398,360
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	100	114,691
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (g)	USD	479	496,962
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (e)		376	392,920
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (e)(g)		1,179	1,268,899
NBTY, Inc., 7.63%, 5/15/21 (e)		696	735,150
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23		1,500	1,454,679
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (e)		695	691,525
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		775	735,525
Valeant Pharmaceuticals International, Inc. (e):
6.75%, 8/15/18 (g)		1,044	1,028,340
6.38%, 10/15/20 (g)		621	565,110
7.50%, 7/15/21		270	248,063
6.75%, 8/15/21		65	57,850
5.63%, 12/01/21		307	258,648
5.50%, 3/01/23		16	12,900
5.88%, 5/15/23 (g)		506	411,757
6.13%, 4/15/25		925	736,531

			13,227,606
Real Estate — 0.0%
Prologis LP, 3.75%, 11/01/25 (g)		255	263,229
Real Estate Investment Trusts (REITs) — 1.2%
ATF Netherlands BV, 2.13%, 3/13/23	EUR	100	107,523
AvalonBay Communities, Inc., 3.45%, 6/01/25 (g)	USD	1,245	1,260,713
ERP Operating LP, 3.38%, 6/01/25 (g)		1,015	1,013,211
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (e)		179	177,031
iStar, Inc., 4.00%, 11/01/17		250	250,937
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (e):
5.63%, 5/01/24		1,462	1,546,065
4.50%, 9/01/26		396	385,110

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc., 5.00%, 12/15/21 (e)	USD	234	$243,068
Trust F/1401, 6.95%, 1/30/44		659	647,204
Ventas Realty LP, 4.13%, 1/15/26 (g)		650	663,596
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (g)		1,300	1,397,462

			7,691,920
Real Estate Management & Development — 0.3%
Aroundtown Property Holdings PLC, 1.50%, 1/18/21 (i)	EUR	100	109,425
Realogy Group LLC/Realogy Co-Issuer Corp. (e):
4.50%, 4/15/19 (g)	USD	301	311,535
5.25%, 12/01/21 (g)		75	78,000
4.88%, 6/01/23		1,041	1,025,385
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (e)		220	223,850

			1,748,195
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (e):
5.13%, 6/01/22		205	201,156
6.38%, 4/01/24		30	30,488
5.25%, 3/15/25		930	890,475
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	105,326
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (e)(g)	USD	701	720,277
Herc Rentals, Inc. (e):
7.50%, 6/01/22		175	189,000
7.75%, 6/01/24		12	13,200
Hertz Corp.:
6.75%, 4/15/19		285	285,000
5.88%, 10/15/20		409	398,775
7.38%, 1/15/21		72	72,000
6.25%, 10/15/22		174	166,170
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (e)(g)		3,000	3,172,500
Loxam SAS, 3.50%, 5/03/23	EUR	100	104,590
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (e)	USD	319	334,153

			6,683,110
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		73	81,760
Analog Devices, Inc.:
3.90%, 12/15/25		375	385,905
3.50%, 12/05/26		275	273,498
Applied Materials, Inc., 3.90%, 10/01/25		285	301,881
Broadcom Corp. / Broadcom Cayman Finance Ltd. (e):
3.00%, 1/15/22		1,250	1,249,901
3.63%, 1/15/24		1,515	1,531,897
Microchip Technology, Inc., 2.13%, 12/15/37 (i)		60	181,575
Micron Technology, Inc.:
5.25%, 8/01/23 (e)		306	308,677
5.50%, 2/01/25		35	36,138
5.63%, 1/15/26 (e)		74	76,035
Series G, 3.00%, 11/15/43 (i)		720	722,250
Microsemi Corp., 9.13%, 4/15/23 (e)		37	42,643
NXP BV/NXP Funding LLC (e):
4.13%, 6/15/20 (g)		834	867,510
4.13%, 6/01/21		200	207,620
3.88%, 9/01/22		200	204,750
4.63%, 6/01/23		425	452,625

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc., 3.45%, 5/20/25 (g)	USD	1,570	$1,589,732
Sensata Technologies BV, 5.00%, 10/01/25 (e)(g)		332	336,980
Xilinx, Inc., 2.63%, 6/15/17 (i)		55	112,578

			8,963,955
Software — 1.5%
ACI Worldwide, Inc., 6.38%, 8/15/20 (e)		360	371,520
BMC Software Finance, Inc., 8.13%, 7/15/21 (e)		1,323	1,342,845
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24 (g)		513	538,650
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (e)		303	320,422
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24 (e)		175	190,312
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (e)		512	539,520
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (e)		46	40,538
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (e)(g)(h)		545	559,987
Infor US, Inc., 6.50%, 5/15/22		1,153	1,199,120
Informatica LLC, 7.13%, 7/15/23 (e)		437	422,142
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (e)		311	326,550
Nuance Communications, Inc. (e):
5.38%, 8/15/20 (g)		36	36,701
6.00%, 7/01/24		160	165,400
5.63%, 12/15/26		102	104,168
PTC, Inc., 6.00%, 5/15/24		106	113,155
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (e)		1,217	1,387,380
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		600	634,500
TIBCO Software, Inc., 11.38%, 12/01/21 (e)		842	915,675
Veritas US, Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23	EUR	100	111,767
10.50%, 2/01/24 (e)	USD	200	216,000

			9,536,352
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		660	686,400
Group 1 Automotive, Inc., 5.00%, 6/01/22		375	386,250
JC Penney Corp., Inc.:
8.13%, 10/01/19		22	23,430
6.38%, 10/15/36		81	61,965
7.40%, 4/01/37		231	187,110
L Brands, Inc., 6.88%, 11/01/35		371	356,624
Penske Automotive Group, Inc.:
5.38%, 12/01/24		441	447,615
5.50%, 5/15/26		190	188,708

			2,338,102
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (e):
4.42%, 6/15/21		130	136,324
7.13%, 6/15/24		651	719,300
6.02%, 6/15/26		135	148,443
8.35%, 7/15/46		130	169,526
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		375	390,199

Corporate Bonds	Par (000)		Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.:
7.38%, 4/01/23 (e)	USD	444	$487,290
10.50%, 4/01/24		248	290,160

			2,341,242
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	113,091
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	100	128,118
MGIC Investment Corp., 5.75%, 8/15/23	USD	163	172,372

			300,490
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 6/12/20 (g)		396	405,942
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24 (e)(g)		220	233,200
Transportation Infrastructure — 1.3%
CEVA Group PLC, 7.00%, 3/01/21 (e)		460	409,400
CMA CGM SA, 7.75%, 1/15/21	EUR	100	103,558
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (e)	USD	231	239,432
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (e)(g)		6,155	6,259,758
Rumo Luxembourg Sarl, 7.38%, 2/09/24 (e)		907	931,942
Transurban Finance Co. Property Ltd., 4.13%, 2/02/26 (e)(g)		435	447,557

			8,391,647
Utilities — 0.5%
AES Panama SRL, 6.00%, 6/25/22 (e)		250	258,125
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	112,148
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (e)	USD	831	877,661
Inkia Energy Ltd., 8.38%, 4/04/21 (e)		332	341,545
Stoneway Capital Corp., 10.00%, 3/01/27 (e)		1,333	1,346,330

			2,935,809
Wireless Telecommunication Services — 2.4%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (e)		149	156,450
8.25%, 10/15/23		835	904,931
7.13%, 12/15/24 (e)		390	401,700
Digicel Group Ltd. (e):
8.25%, 9/30/20		268	236,845
7.13%, 4/01/22		267	216,342
Digicel Ltd., 6.00%, 4/15/21 (e)(g)		2,073	1,916,157
GEO Group, Inc.:
5.88%, 1/15/22		50	52,063
5.13%, 4/01/23		357	357,892
6.00%, 4/15/26		64	66,624
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	109,913
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (e)	USD	269	270,009
Rogers Communications, Inc., 5.00%, 3/15/44 (g)		545	588,546
Sprint Capital Corp.:
6.90%, 5/01/19		135	143,818
6.88%, 11/15/28		1,409	1,502,346
Sprint Communications, Inc.:
9.00%, 11/15/18 (e)(g)		1,579	1,727,031

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	45

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (continued)
Sprint Communications, Inc. (continued):
7.00%, 3/01/20 (e)(g)	USD	241	$263,293
7.00%, 8/15/20		339	365,696
Sprint Corp.:
7.25%, 9/15/21		105	114,450
7.88%, 9/15/23		1,100	1,223,750
7.13%, 6/15/24 (g)		2,003	2,162,619
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (e)		520	521,950
T-Mobile USA, Inc.:
6.63%, 4/28/21 (g)		228	237,166
6.13%, 1/15/22		75	79,313
6.73%, 4/28/22		173	179,920
6.00%, 3/01/23 (g)		513	542,497
6.84%, 4/28/23		55	58,663
6.50%, 1/15/24 (g)		535	574,857
6.38%, 3/01/25		14	15,050
6.50%, 1/15/26 (g)		53	58,234
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	195	210,508

			15,258,633
Total Corporate Bonds — 65.9%			412,905,589

Floating Rate Loan Interests (d)
Aerospace & Defense — 0.5%
BE Aerospace, Inc., 2014 Term Loan B, 3.94%, 12/16/21	USD	618	620,254
Engility Corp.:
Term Loan B1, 5.03%, 8/12/20		112	112,931
Term Loan B2, 4.53%, 8/12/23		206	207,806
TransDigm, Inc.:
2015 Term Loan E, 3.78%, 5/14/22		634	636,940
2016 Extended Term Loan F, 3.78%, 6/09/23		1,043	1,047,823
Term Loan D, 4.00%, 6/04/21		334	335,231

			2,960,985
Air Freight & Logistics — 0.7%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, 3.50%, 1/13/22		2,786	2,834,384
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		213	185,438
CEVA Intercompany BV, Dutch Term Loan, 6.54%, 3/19/21		219	190,410
CEVA Logistics Canada ULC, Canadian Term Loan, 6.54%, 3/19/21		42	36,715
CEVA Logistics US Holdings, Inc., Term Loan, 6.54%, 3/19/21		289	251,388
XPO Logistics, Inc., Term Loan B2, 4.30%, 11/01/21		811	817,864

			4,316,199
Airlines — 0.1%
Northwest Airlines, Inc. Term Loan:
3.08%, 3/10/17		76	75,196
2.46%, 9/10/18		276	272,274

			347,470
Auto Components — 0.3%
Anchor Glass Container Corp.:
2016 1st Lien Term Loan, 4.25%, 12/07/23		165	166,926

Floating Rate Loan Interests (d)	Par (000)		Value
Auto Components (continued)
Anchor Glass Container Corp. (continued):
2016 2nd Lien Term Loan, 8.75%, 12/07/24	USD	175	$178,281
Gates Global LLC, Term Loan B, 4.25%, 7/06/21		1,433	1,433,079

			1,778,286
Automobiles — 0.2%
CH Hold Corp.:
1st Lien Term Loan, 4.03%, 2/01/24		370	373,655
2nd Lien Term Loan, 8.28%, 2/01/25		110	111,925
Delayed Draw Term Loan B, 4.50%, 1/18/24		40	40,449
FCA US LLC, 2018 Term Loan B, 3.28%, 12/31/18		758	758,437

			1,284,466
Building Materials — 0.3%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.54%, 7/28/23		290	293,987
2015 Term Loan, 4.79%, 7/28/22		350	350,932
2016 Incremental Delayed Draw Term Loan, 5.50%, 7/28/22		108	108,249
2016 Incremental Term Loan, 5.50%, 7/28/22		886	891,082

			1,644,250
Building Products — 0.8%
Continental Building Products LLC, 2017 Term Loan B, 3.28%, 8/18/23		597	601,160
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,267	1,274,094
GYP Holdings III Corp., 1st Lien Term Loan, 4.54%, 4/01/21		706	710,337
Jeld-Wen, Inc., Term Loan B2, 4.75%, 7/01/22		514	517,680
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		386	388,157
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.02%, 11/15/23		609	616,419
Wilsonart LLC, 2016 Term Loan, 4.50%, 12/19/23		660	664,106

			4,771,953
Capital Markets — 0.1%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		214	213,040
RPI Finance Trust, Term Loan B5, 3.50%, 10/14/22		444	448,678

			661,718
Chemicals — 1.2%
Allnex (Luxembourg) & Cy SCA, 2016 Term Loan B2, 5.29%, 9/13/23		182	183,640
Allnex USA, Inc., Term Loan B3, 5.29%, 9/13/23		137	138,353
Atotech BV, 2017 Term Loan B1, 4.00%, 1/31/24		610	616,100
Axalta Coating Systems US Holdings, Inc., Term Loan B1, 3.50%, 2/01/23		484	490,059
Chemours Co., Term Loan B, 3.79%, 5/12/22		381	383,841
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		47	41,210
Huntsman International LLC, Term Loan B2, 3.78%, 4/01/23		749	757,195

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
Chemicals (continued)
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23	USD	607	$613,491
Term Loan B5, 4.50%, 6/07/20		470	475,243
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		1,050	1,036,492
PQ Corp., 2016 Term Loan, 5.29%, 11/04/22		615	623,547
Royal Holdings, Inc.:
2015 2nd Lien Term Loan, 8.50%, 6/19/23		102	102,197
2017 Term Loan B, 4.25%, 6/30/22		458	460,249
Solenis International LP:
1st Lien Term Loan, 4.30%, 7/31/21		503	504,216
2nd Lien Term Loan, 7.80%, 7/31/22		600	592,248
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		519	518,845

			7,536,926
Commercial Services & Supplies — 2.0%
ADMI Corp., 2015 Term Loan B, 5.29%, 4/30/22		184	184,406
Advanced Disposal Services, Inc., Term Loan B3, 3.50%, 11/10/23		1,044	1,054,907
Aramark Services, Inc., Term Loan F, 3.50%, 2/24/21		453	457,221
Asurion LLC:
2016 Term Loan B2, 4.03%, 7/08/20		219	221,820
Term Loan B4, 4.25%, 8/04/22		230	232,550
Term Loan B5, 4.75%, 11/03/23		933	944,657
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.79%, 11/26/20		1,254	1,253,773
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		663	670,661
Catalent Pharma Solutions, Inc., Term Loan B, 3.75%, 5/20/21		1,194	1,207,883
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, 4.50%, 2/15/24		715	721,707
Dealer Tire LLC, 2016 Term Loan B, 4.75%, 12/22/21		230	233,156
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20		162	150,378
GCA Services Group, Inc., 2016 Term Loan, 5.99%, 3/01/23		566	571,491
Harland Clarke Holdings Corp., Term Loan B6, 7.03%, 2/02/22		45	45,281
KAR Auction Services, Inc., Term Loan B3, 4.50%, 3/09/23		432	436,867
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		330	325,169
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 4.25%, 5/02/22		748	754,355
PSSI Holdings LLC, Term Loan B, 4.75%, 12/02/21		617	625,932
Spin Holdco, Inc., Term Loan B, 4.28%, 11/14/19		849	845,312
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		338	342,529
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		603	610,277
Waste Industries USA, Inc., 2016 Term Loan, 3.53%, 2/27/20		680	683,008

			12,573,340
Communications Equipment — 0.3%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		299	300,941

Floating Rate Loan Interests (d)	Par (000)		Value
Communications Equipment (continued)
Applied Systems, Inc. (continued):
2nd Lien Term Loan, 7.50%, 1/24/22	USD	262	$264,071
Avaya, Inc.:
DIP Term Loan, 8.50%, 1/24/18		55	56,749
Term Loan B7, 6.28%, 5/29/20 (b)		289	230,635
Checkout Holding Corp., 1st Lien Term Loan, 4.50%, 4/09/21		53	48,126
CommScope, Inc., Term Loan B5, 3.28%, 12/29/22		359	362,344
Riverbed Technology, Inc., 2016 Term Loan, 4.25%, 4/24/22		687	692,519

			1,955,385
Construction & Engineering — 0.3%
CNT Holdings III Corp., 2017 Term Loan, 4.25%, 1/22/23		571	573,901
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23		1,027	1,040,268
USIC Holdings, Inc., 2016 1st Lien Term Loan, 4.75%, 12/08/23		375	377,111

			1,991,280
Construction Materials — 0.2%
Filtration Group Corp.:
1st Lien Term Loan, 4.30%, 11/21/20		915	922,114
Delayed Draw Term Loan, 4.25%, 11/21/20		281	282,537

			1,204,651
Containers & Packaging — 0.6%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.01%, 12/17/21		898	900,112
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		261	262,993
Berry Plastics Group, Inc., Term Loan I, 3.28%, 10/03/22		1,655	1,666,155
BWAY Holding Co., 2016 Term Loan B, 4.75%, 8/14/23		1,173	1,173,602

			4,002,862
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., Term Loan B, 3.53%, 10/31/23		546	550,919
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		221	220,050

			770,969
Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc., 2016 Term Loan B, 3.52%, 11/07/23		1,186	1,198,085
Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.54%, 11/08/23		1,335	1,340,594
Serta Simmons Holdings LLC, 2nd Lien Term Loan, 9.04%, 11/08/24		470	478,812
ServiceMaster Co., 2016 Term Loan B, 3.28%, 11/08/23		740	747,400
Weight Watchers International, Inc., Term Loan B2, 4.25%, 4/02/20		721	631,991

			4,396,882
Diversified Financial Services — 0.1%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		595	600,989
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		161	162,279

			763,268

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	47

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
Diversified Telecommunication Services — 2.0%
Consolidated Communications, Inc.:
2016 Term Loan B, 4.00%, 10/04/23	USD	289	$290,927
Term Loan B2, 4.00%, 10/05/23		205	206,171
Hawaiian Telcom Communications, Inc., Term Loan B, 5.29%, 6/06/19		696	696,241
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.29%, 8/14/20		836	836,036
2nd Lien Term Loan, 9.75%, 2/12/21		360	359,847
Level 3 Financing Inc., 2017 Term Loan B, 3.03%, 2/14/24		4,290	4,309,906
Sprint Communications, Inc., 1st Lien Term Loan B, 3.31%, 2/02/24		985	986,408
Telenet International Finance Sarl, Term Loan AF, 3.77%, 1/31/25		1,255	1,265,981
Virgin Media Investment Holdings Ltd.:
Term Loan I, 3.52%, 1/31/25		1,480	1,485,757
Term Loan J, 3.83%, 1/31/26	GBP	304	380,550
Zayo Group LLC: 2017 Term Loan B2, 3.53%, 1/19/24		1,825	1,842,082

			12,659,906
Electric Utilities — 0.6%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.30%, 6/30/17		2,064	2,069,545
Lightstone Generation LLC:
Term Loan B, 6.54%, 11/22/23		438	444,471
Term Loan C, 6.54%, 11/22/23		42	42,331
TEX Operations Co. LLC:
Exit Term Loan B, 3.53%, 8/04/23		819	822,895
Exit Term Loan C, 3.53%, 8/04/23		187	187,740
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 5.03%, 11/10/17		780	—
Vistra Operations Co. LLC, 2016 Term Loan B2, 4.02%, 12/14/23		305	306,763

			3,873,745
Energy Equipment & Services — 0.2%
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		373	264,157
Gavilan Resources LLC, 2nd Lien Term Loan, 7.50%, 2/24/24		665	658,350
Weatherford International Ltd., Term Loan, 3.09%, 7/13/20		564	550,897

			1,473,404
Food & Staples Retailing — 1.2%
Albertsons LLC:
2016 Term Loan B4, 3.78%, 8/22/21		1,473	1,490,764
2016 Term Loan B5, 4.25%, 12/22/22		109	110,137
BJ’s Wholesale Club, Inc.:
2017 1st Lien Term Loan, 4.75%, 2/03/24		1,180	1,170,418
2017 2nd Lien Term Loan, 8.50%, 2/03/25		485	484,292
Hostess Brands LLC, 2016 1st Lien Term Loan, 4.00%, 8/03/22		1,204	1,218,650
Rite Aid Corp.:
5.75%, 8/21/20	USD	240	240,600
4.88%, 6/21/21		815	817,714
US Foods, Inc., 2016 Term Loan B, 3.53%, 6/27/23		2,015	2,039,557

			7,572,132

Floating Rate Loan Interests (d)	Par (000)		Value
Food Products — 1.0%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21	USD	405	$400,855
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23		531	537,308
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		693	695,462
JBS USA LLC, 2017 Term Loan B, 3.28%, 10/30/22		895	899,851
Pinnacle Foods Finance LLC, 2017 Term Loan B, 3.03%, 2/02/24		645	647,954
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		645	635,496
2nd Lien Term Loan, 10.75%, 11/01/19		233	203,584
Reynolds Group Holdings Inc., 2017 Term Loan, 3.78%, 2/05/23		2,025	2,039,685

			6,060,195
Health Care Equipment & Supplies — 1.3%
Alere, Inc.:
2015 Term Loan A, 3.78%, 6/18/20		363	363,086
2015 Term Loan B, 4.25%, 6/18/22		485	485,419
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		1,039	1,047,729
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		1,234	1,236,451
Cotiviti Corp., Term Loan B, 3.75%, 9/28/23		892	897,753
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,017	998,194
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		763	753,553
Mallinckrodt International Finance SA, Term Loan B, 3.80%, 9/01/24		535	537,006
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,172	1,171,375
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		607	601,587

			8,092,153
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.78%, 2/11/22		233	234,891
Term Loan B2, 3.78%, 2/16/23		644	648,526
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		978	989,833
Community Health Systems, Inc.:
Term Loan F, 4.19%, 12/31/18		1,223	1,219,603
Term Loan G, 3.75%, 12/31/19		449	444,682
Term Loan H, 4.00%, 1/27/21		232	227,778
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 6.50%, 2/07/22		321	322,204
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/21		390	394,935
Envision Healthcare Corp., 2016 Term Loan B, 4.00%, 12/01/23		2,390	2,418,871
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		824	795,440
HCA, Inc., Term Loan B6, 4.03%, 3/17/23		1,088	1,096,608
inVentiv Health, Inc., 2016 Term Loan B, 4.80%, 11/09/23		1,080	1,086,577
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		1,082	1,098,303
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		118	118,976
1st Lien Term Loan B2, 4.50%, 8/14/21		104	104,925
2016 Term Loan, 5.50%, 8/14/21		234	233,581

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
Health Care Providers & Services (continued)
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22	USD	547	$554,091
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		963	962,216
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		397	399,532
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		777	778,063
Team Health, Inc., 1st Lien Term Loan, 3.75%, 2/06/24		995	991,896
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		438	402,604
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		572	579,413

			16,103,548
Health Care Technology — 0.6%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.80%, 2/08/24		2,420	2,430,092
IMS Health, Inc., 2016 Term Loan B, 3.50%, 3/17/21		367	368,440
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.25%, 10/21/23		425	425,531
2nd Lien Term Loan, 8.25%, 10/21/24		215	218,225

			3,442,288
Hotels, Restaurants & Leisure — 2.3%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		981	981,977
2nd Lien Term Loan, 8.00%, 8/01/22		246	246,441
AMF Bowling Centers, Inc., 2016 Term Loan, 6.00%, 8/17/23		507	508,417
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		287	288,596
Term Loan B2, 3.71%, 9/15/23		378	382,085
Bronco Midstream Funding LLC, Term Loan B, 5.06%, 8/15/20		1,039	1,043,728
Burger King Capital Holdings LLC, 2017 Term Loan B, 3.25%, 2/14/24		1,716	1,715,432
Caesars Entertainment Operating Co., Term Loan B7, 4.00%, 3/01/22		1,067	1,281,286
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		2,564	2,585,431
CCM Merger, Inc., Term Loan B, 4.03%, 8/08/21		627	631,358
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		962	973,181
ESH Hospitality, Inc., 2016 Term Loan B, 3.78%, 8/30/23		873	878,704
Four Seasons Holdings, Inc., 1st Lien Term Loan, 4.00%, 11/30/23		100	101,357
Gateway Casinos & Entertainment Ltd., Term Loan B1, 4.80%, 2/14/23		135	135,760
Hilton Worldwide Finance LLC, Term Loan B1, 3.50%, 10/26/20		32	32,239
La Quinta Intermediate Holdings LLC, Term Loan B, 3.77%, 4/14/21		239	240,862
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		543	547,621
Sabre, Inc., Term Loan B, 3.53%, 2/08/24		903	909,538
Scientific Games International, Inc., 2017 Term Loan B3, 4.77%, 10/01/21		646	655,845
Station Casinos LLC, 2016 Term Loan B, 3.28%, 6/08/23		251	252,512

			14,392,370

Floating Rate Loan Interests (d)	Par (000)		Value
Household Products — 0.1%
Spectrum Brands, Inc., 2016 Term Loan, 3.51%, 6/23/22	USD	361	$365,546
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co., LP, Term Loan B1, 3.03%, 5/03/20		492	491,766
Calpine Corp.:
1st Lien Term Loan, 2.54%, 11/30/17		250	250,063
Term Loan B5, 3.75%, 1/15/24		257	257,960
Term Loan B6, 3.75%, 1/15/23		272	273,483
Term Loan B7, 3.75%, 5/31/23		410	412,761
Dynegy, Inc., 2017 Term Loan C, 4.25%, 6/27/23		1,192	1,204,130
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,094	1,104,018
Term Loan C, 5.00%, 12/19/21		49	49,568

			4,043,749
Industrial Conglomerates — 0.2%
Cortes NP Acquisition Corp., Term Loan B, 6.04%, 11/30/23		1,282	1,291,244
Sequa Corp., Term Loan B, 5.25%, 6/19/17		199	191,908

			1,483,152
Insurance — 0.6%
AmWINS Group, Inc., 2017 Term Loan B, 3.75%, 1/25/24		625	628,125
AssuredPartners, Inc., 2016 Term Loan B, 5.25%, 10/21/22		601	607,758
Hub International Ltd., Term Loan B, 4.03%, 10/02/20		374	376,382
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.00%, 8/31/21 (h)		430	448,275
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		803	804,909
2016 1st Lien Term Loan, 4.25%, 3/01/21		264	265,489
2nd Lien Term Loan, 6.75%, 2/28/22		765	767,234

			3,898,172
Internet & Direct Marketing Retail — 0.1%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 3.78%, 8/19/23		919	919,715
Internet Software & Services — 0.5%
Go Daddy Operating Co, LLC
Delayed Draw Term Loan, 2.50%, 2/10/24		679	680,759
2017 Term Loan B, 3.41%, 2/02/24		511	512,360
GTT Communications, Inc., 2016 Term Loan B, 5.00%, 1/09/24		162	164,227
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.53%, 11/03/23		1,090	1,101,587
WaveDivision Holdings LLC, Term Loan B, 3.79%, 10/15/19		383	384,360

			2,843,293
IT Services — 1.5%
Cision US, Inc., Term Loan B, 7.00%, 6/16/23		532	535,428
First Data Corp.:
2016 Repriced Term Loan, 4.00%, 7/10/22		179	179,766
2016 Term Loan, 3.78%, 3/24/21		3,569	3,599,481
Term Loan A, 2.78%, 6/02/20		136	136,501
Global Payments, Inc., Reprice Term Loan B, 3.28%, 4/22/23		493	497,920

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	49

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
IT Services (continued)
TKC Holdings, Inc.:
2017 2nd Lien Term Loan, 8.50%, 2/01/24	USD	333	$333,626
2017 Term Loan, 4.75%, 2/01/23		635	639,763
Vantiv LLC, 2014 Term Loan B, 3.27%, 10/14/23		519	524,298
VF Holding Corp., Reprice Term Loan, 4.25%, 6/30/23		1,456	1,468,190
WEX, Inc., Term Loan B, 4.28%, 7/01/23		1,209	1,227,059

			9,142,032
Machinery — 0.8%
Columbus McKinnon Corp., Term Loan B, 4.00%, 1/31/24		102	102,239
Gardner Denver, Inc., Term Loan, 4.57%, 7/30/20		499	497,348
Global Brass & Copper, Inc., 2016 Term Loan B, 5.25%, 7/18/23		489	496,107
Infiltrator Systems, Inc., 2016 Term Loan B, 4.50%, 5/27/22		760	763,800
Milacron LLC, Amended Term Loan B, 3.00%, 6/20/23		220	220,964
Mueller Water Products, Inc., 2017 Term Loan B, 3.28%, 11/26/21		299	301,704
Navistar International Corp., 2017 Term Loan B, 5.00%, 8/07/20		413	415,234
Rexnord LLC, 2016 Term Loan B, 3.75%, 8/21/23		764	768,575
Signode Industrial Group US, Inc., Term Loan B, 4.00%, 5/01/21		85	85,635
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,448	1,380,853

			5,032,459
Media — 3.1%
Altice US Finance I Corp., 2016 Term Loan B, 3.78%, 1/15/25		1,427	1,441,986
AMC Entertainment, Inc., Term Loan B, 3.53%, 12/15/23		315	318,307
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		435	438,521
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.03%, 1/15/24		1,718	1,728,548
CSC Holdings LLC, 2016 Term Loan, 3.77%, 10/11/24		1,087	1,097,691
Entercom Radio LLC, 2016 Term Loan, 4.50%, 11/01/23		234	234,647
Gray Television, Inc., 2017 Term Loan B, 3.28%, 2/28/24		290	292,175
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		807	748,886
iHeartCommunications, Inc.:
Extended Term Loan E, 8.28%, 7/30/19		215	185,975
Term Loan D, 7.53%, 1/30/19		1,972	1,710,903
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,421	2,404,892
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.25%, 11/17/23		571	577,007
Mission Broadcasting, Inc., 2016 Term Loan B2, 3.77%, 1/17/24		151	152,895
Nexstar Broadcasting, Inc., 2017 Term Loan B, 3.77%, 1/17/24		1,586	1,610,006
Numericable U.S. LLC:
Term Loan B10, 4.29%, 1/14/25		345	347,575
Term Loan B7, 5.29%, 1/15/24		371	374,468

Floating Rate Loan Interests (d)	Par (000)		Value
Media (continued)
SBA Senior Finance II LLC, Term Loan B1, 3.04%, 3/24/21	USD	679	$681,558
Sinclair Television Group, Inc., Term Loan B2, 3.04%, 1/03/24		370	370,307
Trader Corp., Term Loan, 5.00%, 9/28/23		455	456,329
Tribune Media Co., Term Loan C, 3.78%, 1/27/24		1,292	1,302,803
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,278	1,282,139
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.25%, 5/06/21		110	110,298
Ziggo Secured Finance Partnership, Term Loan E, 3.27%, 4/23/25		1,310	1,313,747

			19,181,663
Metals & Mining — 0.0%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		255	24,651
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.50%, 9/30/23		234	236,072

			260,723
Multiline Retail — 0.2%
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		966	947,877
Oil, Gas & Consumable Fuels — 1.5%
Arch Coal Inc., 2017 Term Loan B, 5.00%, 2/17/24		200	200,000
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		1,145	1,290,037
Term Loan A, 3.78%, 10/01/19		863	830,270
Chesapeake Energy Corp., Term Loan, 8.55%, 8/23/21		1,269	1,370,279
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		345	350,269
Drillships Financing Holding, Inc., Term Loan B1, 6.06%, 3/31/21		441	361,027
Energy Transfer Equity LP, 2017 Term Loan B, 3.53%, 2/02/24		817	819,204
EWT Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		291	292,091
MEG Energy Corp., 2017 Term Loan B, 4.75%, 12/31/23		1,246	1,252,372
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		158	154,535
Peabody Energy Corp., Exit Term Loan, 5.54%, 1/30/22		255	256,806
PowerTeam Services LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		275	273,625
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		254	249,252
Seventy Seven Operating LLC, Term Loan B, 3.78%, 6/25/20		103	101,609
TPF II Power LLC, Term Loan B, 5.00%, 10/02/21		322	325,442
Ultra Resources, Inc., Revolver, 0.00%, 4/06/17 (a)(b)		531	542,284
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		819	826,863

			9,495,965
Personal Products — 0.3%
Prestige Brands, Inc., Term Loan B4, 3.53%, 1/26/24		936	947,141
Revlon Consumer Products Corp., 2016 Term Loan B, 4.28%, 9/07/23		913	917,623

			1,864,764

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
Pharmaceuticals — 1.5%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21	USD	609	$617,104
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,632	1,638,967
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.81%, 9/26/22		352	353,176
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 2.97%, 1/31/25		2,090	2,096,855
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		1,986	1,995,848
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.54%, 10/20/18		115	114,682
Series A4 Tranche A, 4.75%, 4/01/20		250	249,922
Series C2 Term Loan B, 5.28%, 12/11/19		1,743	1,754,273
Series E Term Loan B, 5.27%, 8/05/20		469	472,018
Series F1 Term Loan B, 5.53%, 4/01/22		332	335,046

			9,627,891
Professional Services — 0.6%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21		362	359,719
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,038	1,039,793
Information Resources, Inc., 1st Lien Term Loan, 5.25%, 1/18/24		345	349,099
SIRVA Worldwide, Inc., 2016 Term Loan, 7.50%, 11/14/22		240	234,600
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		586	583,037
TransUnion LLC, Term Loan B2, 3.28%, 4/09/23		1,145	1,157,240

			3,723,488
Real Estate Investment Trusts (REITs) — 0.3%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 4.00%, 10/24/22		777	780,692
MGM Growth Properties LLC, 2016 Term Loan B, 3.28%, 4/25/23		1,389	1,399,980

			2,180,672
Real Estate Management & Development — 0.4%
CityCenter Holdings LLC, Term Loan B, 3.53%, 10/16/20		756	765,268
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.29%, 11/04/21		802	806,219
Realogy Corp., 2017 Term Loan B, 3.03%, 7/20/22		820	826,058

			2,397,545
Road & Rail — 0.0%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 5.00%, 6/13/23		150	150,644
Semiconductors & Semiconductor Equipment — 0.1%
Cavium, Inc., Term Loan B, 3.78%, 8/16/22		236	238,184
Microsemi Corp., 2015 Term Loan B, 3.03%, 1/15/23		162	163,214
ON Semiconductor Corp., Incremental Term Loan, 4.03%, 3/31/23		329	331,996

			733,394
Software — 2.7%
Aptean, Inc., 2016 1st Lien Term Loan, 6.00%, 12/20/22		255	258,506
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		1,179	1,185,011

Floating Rate Loan Interests (d)	Par (000)		Value
Software (continued)
DTI Holdco, Inc., 2016 Term Loan B, 6.09%, 9/21/23	USD	544	$542,050
Hyland Software, Inc., 2017 Term Loan, 3.25%, 7/01/22		123	124,978
Infor (US), Inc., Term Loan B6, 3.75%, 2/01/22		1,372	1,373,026
Informatica Corp., Term Loan, 4.50%, 8/05/22		889	883,195
IPS Corp., 2016 1st Lien Term Loan, 6.25%, 12/20/23		285	287,138
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		337	326,928
Kronos, Inc.:
1st Lien Term Loan, 5.00%, 11/01/23		1,170	1,183,280
2nd Lien Term Loan, 9.28%, 11/01/24		615	635,424
LANDesk Group, Inc., 2017 Term Loan B, 5.25%, 1/20/24		180	180,868
Mitchell International, Inc.:
1st Lien Term Loan, 4.54%, 10/13/20		608	610,954
2nd Lien Term Loan, 8.50%, 10/11/21		600	598,878
Optiv Security, Inc.:
1st Lien Term Loan, 4.25%, 2/01/24		1,275	1,282,574
2nd Lien Term Loan, 8.25%, 2/01/25		335	338,657
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		851	857,694
SolarWinds, Inc., 2017 Term Loan, 4.50%, 2/05/23		915	916,663
Solera LLC, Term Loan B, 5.75%, 3/03/23		497	499,392
Sophia LP, 2017 Term Loan B, 4.25%, 9/30/22		927	929,787
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.03%, 7/08/22		1,722	1,730,477
2015 Term Loan B2, 4.03%, 7/08/22		165	166,108
Synchronoss Technologies, Inc., Term Loan, 4.08%, 1/19/24		865	867,163
Tibco Software Inc., 2017 Term Loan B, 5.50%, 12/04/20		718	727,163
Veritas US Inc., Term Loan B1, 6.63%, 1/27/23		316	315,112

			16,821,026
Specialty Retail — 0.8%
Academy Ltd., 2015 Term Loan B, 5.04%, 7/01/22		647	510,375
Bass Pro Group LLC:
2015 Term Loan, 4.02%, 6/05/20		162	154,779
Asset Sale Term Loan, 5.72%, 6/09/18		295	295,000
Term Loan B, 5.97%, 12/16/23		360	345,352
Coinstar LLC, 1st Lien Term Loan, 5.25%, 9/27/23		352	354,586
Leslie’s Poolmart, Inc., 2016 Term Loan, 4.75%, 8/16/23		369	370,237
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/30/23		1,147	1,143,690
Party City Holdings, Inc., 2016 Term Loan, 3.79%, 8/19/22		1,114	1,105,079
Petco Animal Supplies, Inc., 2017 Term Loan B, 4.29%, 1/26/23		802	771,829

			5,050,927
Technology Hardware, Storage & Peripherals — 0.2%
Dell, Inc., 2016 Term Loan B, 4.04%, 9/07/23		793	797,850
Oberthur Technologies SA, 2016 Term Loan B1, 4.70%, 12/15/23		103	103,993
Western Digital Corp., Term Loan A, 2.78%, 4/29/21		140	140,350

			1,042,193

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	51

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (d)	Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22	USD	715	$720,112
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		835	840,420
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc., Term Loan B, 3.71%, 10/01/22		841	845,224
HD Supply, Inc.:
Incremental Term Loan B1, 3.75%, 8/13/21		978	984,628
Incremental Term Loan B2, 3.75%, 10/17/23		224	226,121
Nexeo Solutions LLC, 2016 Term Loan, 5.29%, 6/09/23		109	110,025

			2,165,998
Transportation — 0.1%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		495	485,100
Wireless Telecommunication Services — 0.8%
Ligado Networks LLC:
2015 2nd Lien Term Loan, 13.50%, 12/07/20		30	23,739
PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20 (h)		2,691	2,631,660
LTS Buyer LLC, 1st Lien Term Loan, 4.25%, 4/13/20		1,798	1,811,538
Radiate Holdco LLC, 1st Lien Term Loan, 3.78%, 2/01/24		450	453,312

			4,920,249
Total Floating Rate Loan Interests — 37.8%			236,969,400

Foreign Agency Obligations
Argentine Republic Government International Bond (e):
6.25%, 4/22/19		2,269	2,397,198
5.63%, 1/26/22		4,650	4,696,500
7.50%, 4/22/26		3,008	3,143,360
7.63%, 4/22/46		2,422	2,438,954
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	559	612,191
Colombia Government International Bond:
11.75%, 2/25/20	USD	37	46,898
4.38%, 7/12/21		2,292	2,429,520
Cyprus Government International Bond, 4.63%, 2/03/20 (e)	EUR	2,600	2,983,773
Egypt Government International Bond:
5.75%, 4/29/20	USD	1,857	1,920,361
8.50%, 1/31/47 (e)		373	404,694
Iceland Government International Bond, 5.88%, 5/11/22		3,030	3,432,345
Indonesia Government International Bond, 5.88%, 3/13/20		1,146	1,257,689
Mexico Government International Bond, 4.00%, 10/02/23		508	520,192
Portugal Government International Bond, 5.13%, 10/15/24 (e)		3,190	3,090,064
Total Foreign Agency Obligations — 4.7%			29,373,739

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 1.8%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	3,020	$2,595,375
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		645	640,569
Series 2006-17, Class A2, 6.00%, 12/25/36		1,571	1,364,618
Series 2007-HY5, Class 3A1, 4.61%, 9/25/37 (d)		1,097	981,468
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44		4,275	4,456,755
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.24%, 10/25/35 (d)		1,040	892,614

			10,931,399
Commercial Mortgage-Backed Securities — 7.6%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.82%, 2/10/51 (d)		593	598,172
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33 (d)(e)		4,830	4,853,608
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class D, 3.82%, 9/15/27 (d)(e)		2,825	2,778,427
Commercial Mortgage Pass-Through Certificates, Series 2014-PAT (d)(e):
Class E, 3.92%, 8/13/27		1,000	1,001,253
Class F, 3.21%, 8/13/27		2,000	1,943,609
Commercial Mortgage Trust:
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,110	1,130,404
Series 2014-CR21, Class A3, 3.53%, 12/10/47		230	236,728
Series 2015-3BP, Class A, 3.18%, 2/10/35 (e)		5,930	5,955,441
Series 2015-CR22, Class B, 3.93%, 3/10/48 (d)		5,000	5,045,361
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (d)(e)		3,615	3,652,233
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 4/15/50 (d)		890	919,092
GAHR Commercial Mortgage Trust, Series 2015-NRF (d)(e):
Class DFX, 3.38%, 12/15/34		4,830	4,880,220
Class GFX, 3.38%, 12/15/34		2,500	2,399,383
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.77%, 7/10/38 (d)		687	686,650
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (e)		1,995	2,037,286
JPMorgan Chase Commercial Mortgage Securities Corp. (d):
Series 2007-CB19, Class A4, 5.74%, 2/12/49		735	735,137
Series 2012-LC9, Class XA, 1.81%, 12/15/47		13,654	822,358
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		33	32,821
Series 2016-NINE, Class A, 2.85%, 10/06/38 (d)(e)		800	778,048

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (d)	USD	2,122	$2,130,919
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (d)		1,259	1,265,798
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.98%, 2/15/51 (d)		656	656,912
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48		600	622,342
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,085	1,147,244
Class C, 4.90%, 8/15/45 (d)		1,395	1,448,210

			47,757,656
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.87%, 7/10/48 (d)		16,051	704,981
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.17%, 5/15/47 (d)		14,436	795,724

			1,500,705
Total Non-Agency Mortgage-Backed Securities — 9.6%			60,189,760

Other Interests — 0.0% (K)		Investment Value (000)
Auto Components — 0.0%
Lear Corp. Escrow		1,000	10

Preferred Securities

Capital Trusts	Par (000)
Banks — 2.6%
Banco Popular Espanol SA, 8.25% (d)(l)		200	183,541
Banco Santander SA, 6.25% (d)(l)		200	208,967
Capital One Financial Corp., Series E, 5.55% (d)(g)(l)		3,000	3,105,000
Citigroup, Inc. (d)(g)(l):
5.90%		5,000	5,231,250
5.95%		1,370	1,441,021
Series R, 6.13%		950	1,004,682
Cooperatieve Rabobank UA, 6.63% (d)(l)		200	228,724
Intesa Sanpaolo SpA, 7.00% (d)(l)		200	212,410
RZB Finance Jersey IV Ltd., 1.62% (d)(l)		100	100,831
U.S. Bancorp, Series J, 5.30% (d)(l)		421	428,367
Wells Fargo & Co (d)(g)(l):
Series S, 5.90%		3,170	3,352,275
Series U, 5.88%		650	702,000

			16,199,068
Capital Markets — 1.1%
Goldman Sachs Group, Inc., (d)(g)(l):
Series L, 5.70%		819	843,570
Series M, 5.38%		1,730	1,786,225
Morgan Stanley, Series H, 5.45% (d)(g)(l)		2,546	2,611,667
State Street Corp., Series F, 5.25% (d)(g)(l)		1,625	1,700,156
UBS Group AG, 5.75% (d)(l)		200	231,479

			7,173,097

Capital Trusts	Par (000)		Value
Chemicals — 0.0%
Lanxess AG, 4.50%, 12/06/76 (d)	USD	50	$56,943
Solvay Finance SA, 5.12% (d)(l)		100	116,176

			173,119
Diversified Financial Services — 3.3%
Bank of America Corp. (d)(l):
Series AA, 6.10% (g)		1,241	1,323,992
Series U, 5.20% (g)		1,250	1,252,344
Series V, 5.13%		510	515,737
Series X, 6.25% (g)		1,929	2,064,223
Barclays PLC (d)(l):
7.88%		200	209,810
7.38%		200	248,165
Credit Agricole SA, 6.50% (d)(l)		100	109,958
JPMorgan Chase & Co. (d)(g)(l):
Series U, 6.13%		6,690	7,101,100
Series V, 5.00%		4,060	4,084,401
Macquarie Bank Ltd., 10.25%, 6/20/57 (d)		1,450	1,480,111
Royal Bank of Scotland Group PLC, 8.63% (d)(l)		200	211,300
Societe Generale SA (d)(e)(l)
6.00% (g)		2,000	1,885,000
7.38%		200	202,500

			20,688,641
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV (d)(l):
3.75%		100	107,132
4.20%		200	222,209
5.00%		100	112,577

			441,918
Electric Utilities — 0.0%
Enel SpA, 5.00%, 1/15/75 (d)		100	113,091
Enel SpA, 7.75%, 9/10/75 (d)		100	137,421

			250,512
Insurance — 1.0%
Hartford Financial Services Group, Inc., 8.13%, 6/15/38 (d)(g)		2,500	2,675,000
Voya Financial, Inc., 5.65%, 5/15/53 (d)(g)		3,500	3,578,750

			6,253,750
Oil, Gas & Consumable Fuels — 0.1%
DCP Midstream LLC, 5.85%, 5/21/43 (d)(e)		40	37,400
Gas Natural Fenosa Finance BV, 3.38% (d)(l)		100	102,614
Repsol International Finance BV, 4.50%, 3/25/75 (d)		100	107,298
TOTAL SA, 3.88% (d)(l)		100	112,794

			360,106
Total Capital Trusts — 8.2%			51,540,211

Preferred Stocks		Shares
Capital Markets — 1.9%
Goldman Sachs Group, Inc., Series J, 5.50% (d)(l)		202,526	5,397,318
Morgan Stanley (d)(l):
6.88%		120,000	3,471,600
Series K, 5.85%		78,162	2,020,487
SCE Trust III, 5.75% (d)(l)		21,200	591,904

			11,481,309
Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Aquired 4/08/15, cost $629,122) (c)		127,973	120,717
Total Preferred Stocks — 1.9%			11,602,026

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	53

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Preferred Stocks		Shares	Value

Trust Preferred — 0.4%
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (d)		105,753	$2,711,949
Total Preferred Securities — 10.5%			65,854,186

U.S. Government Sponsored Agency Securities		Par (000)
Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 3.99%, 12/25/17 (d)	USD	9,023	121,841
Freddie Mac Mortgage-Backed Securities, Class X1 (d):
Series K042, 1.06%, 12/25/24		34,775	2,350,684
Series K707, 1.53%, 12/25/18		40,708	906,577

			3,379,102
Mortgage-Backed Securities — 0.3%
Fannie Mae Mortgage-Backed Securities, 5.00%, 7/1/20 - 8/1/23 (g)		1,693	1,752,463
Total U.S. Government Sponsored Agency Securities — 0.8%			5,131,565

U.S. Treasury Obligations — 0.5%
U.S. Treasury Bonds, 2.50%, 2/15/46		3,200	2,896,125

Rights — 0.0%		Shares
Electric Utilities — 0.0%
Tex Energy LLC (e)		18,143	24,493
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings LP		40	12,000
Total Rights — 0.00%			36,493

Warrants	Shares	Value
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	3,100	$806
Transportation Infrastructure — 0.0%
Jack Cooper Enterprises, Inc. (Expires 4/26/27), Class B	3,658	23,484
Total Warrants — 0.0%		24,290
Total Long-Term Investments (Cost — $883,827,948) — 142.4%		892,151,751

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.42% (m)(n)	2,168,959	2,168,959
Total Short-Term Securities (Cost — $2,168,959) — 0.4%		2,168,959
Options Purchased (Cost — $282,464) — 0.0%		201,186
Total Investments Before Options Written (Cost — $886,279,371) — 142.8%		894,521,896
Options Written (Premiums Received — $214,987) — (0.0)%		(179,419)
Total Investments, Net of Options Written (Cost — $886,064,384) — 142.8%		894,342,477
Liabilities in Excess of Other Assets — (42.8)%		(268,029,191)

Net Assets — 100.0%		$626,313,286

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $121,738 and an original cost of $27,096, which was less than 0.05% of its net assets.

(d)	Variable rate security. Rate as of period end.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.

(g)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Convertible security.

(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Perpetual security with no stated maturity date.

(m)	Current yield as of period end.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

(n)	During the six months ended February 28, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased		Shares Sold	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Realized Gain (Loss)[1]	Change in Unrealized Depreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,168,959	[2]	—	2,168,959	$2,168,959	$11,280	$12	—
BlackRock Liquidity Funds, TempFund, Institutional Class	2,911,779	—		(2,911,779)[3]	—	—	33	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	8,500	—		(8,500)	—	—	9,713	(3,886)	$(3,377)
Total						$2,168,959	$21,026	$(3,874)	$(3,377)

[1] Includes net capital gain distributions.
[2] Represents net shares purchased.
[3] Represents net shares sold.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.40%	5/02/16	Open	$493,850	$497,994	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	5/04/16	Open	527,363	531,743	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	5/24/16	Open	196,080	197,510	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	5/26/16	Open	484,544	488,455	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	5/31/16	Open	571,200	575,365	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	6/03/16	Open	538,670	542,839	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	7/15/16	Open	578,550	581,445	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	7/15/16	Open	1,881,600	1,890,369	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/18/16	Open	235,950	237,474	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	327,590	328,865	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	225,318	226,195	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	296,735	297,890	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	139,825	140,369	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	7/25/16	Open	154,019	154,619	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	7/25/16	Open	113,940	114,633	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	446,220	448,529	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	238,080	239,568	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	342,785	344,766	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	1,118,380	1,125,420	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	892,080	897,234	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	882,090	887,262	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	833,000	838,279	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	715,145	719,492	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	7/28/16	Open	549,450	552,625	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/01/16	Open	384,225	386,474	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/01/16	Open	174,400	175,386	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/02/16	Open	414,200	416,652	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/15/16	Open	1,003,850	1,009,371	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	8/19/16	Open	1,061,580	1,067,183	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	8/29/16	Open	128,700	129,202	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	8/29/16	Open	137,025	137,517	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	8/29/16	Open	144,300	144,876	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	8/29/16	Open	121,155	121,685	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/29/16	Open	156,750	157,480	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/29/16	Open	351,480	353,360	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/29/16	Open	466,830	469,226	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/29/16	Open	473,000	475,529	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/29/16	Open	1,650,420	1,660,396	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/30/16	Open	516,030	518,775	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/30/16	Open	172,000	172,930	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/30/16	Open	405,810	407,986	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/30/16	Open	133,450	134,160	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	8/30/16	Open	396,800	398,961	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	55

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.40%	8/30/16	Open	$365,375	$367,350	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	9/14/16	Open	632,625	635,836	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	9/19/16	Open	284,400	285,724	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	9/20/16	Open	710,640	713,738	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	9/21/16	Open	260,580	261,743	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	9/21/16	Open	538,725	541,278	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	9/29/16	Open	46,355	46,514	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	9/29/16	Open	453,560	455,432	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	9/30/16	Open	808,980	811,735	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	10/07/16	Open	529,277	531,579	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	10/11/16	Open	241,180	242,288	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	10/11/16	Open	37,100	37,219	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	10/13/16	Open	104,720	105,146	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	10/17/16	Open	217,935	218,779	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	10/20/16	Open	856,800	860,122	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	3,395,000	3,405,402	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	789,000	791,154	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	2,690,000	2,697,345	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	898,000	900,452	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	1,473,000	1,477,390	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	1,474,000	1,478,025	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	3,341,000	3,350,123	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	10/21/16	Open	824,000	826,250	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	10/24/16	Open	351,000	352,498	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.75%	10/25/16	Open	484,500	485,762	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.95%	10/25/16	Open	480,525	482,110	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/25/16	Open	467,500	469,123	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	10/25/16	Open	462,210	463,815	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	10/28/16	Open	1,002,000	1,006,115	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	10/28/16	Open	274,000	275,125	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	10/28/16	Open	417,000	418,659	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	10/28/16	Open	621,000	623,312	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	10/28/16	Open	52,000	52,165	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/03/16	Open	678,000	680,633	Capital Trusts	Open/Demand
RBC Capital Markets LLC	1.40%	11/03/16	Open	171,270	171,887	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	11/04/16	Open	377,540	378,803	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/07/16	Open	371,000	372,417	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	11/09/16	Open	569,000	571,082	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	1.05%	11/10/16	Open	530,000	531,639	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	11/10/16	Open	427,000	428,446	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	11/14/16	Open	190,740	191,219	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	11/14/16	Open	191,200	191,797	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	11/17/16	Open	252,000	252,756	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50)%	11/21/16	Open	1,037,500	1,036,073	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/02/16	Open	182,727	183,268	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	12/07/16	Open	2,247,530	2,252,987	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/12/16	Open	302,365	303,097	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/14/16	Open	232,180	232,647	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/14/16	Open	657,900	659,717	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50%	12/15/16	Open	83,835	83,922	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25%	12/15/16	Open	3,197,189	3,205,514	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	12/15/16	Open	916,700	919,565	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50%	12/15/16	Open	1,217,447	1,221,252	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/15/16	Open	384,456	385,257	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	12/15/16	Open	1,831,636	1,837,362	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.50%	12/15/16	Open	2,440,240	2,447,866	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/15/16	Open	60,000	60,174	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	6,414,000	6,427,363	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	482,000	483,004	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/15/16	Open	937,000	938,952	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	12,000	12,033	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	175,000	175,474	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	3,042,000	3,050,239	Capital Trusts	Open/Demand

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	$203,000	$203,550	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	2,222,000	2,228,018	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	347,000	347,940	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	1,052,000	1,054,849	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	307,000	307,831	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	1,017,000	1,019,754	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	219,000	219,593	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	168,000	168,435	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	1,417,000	1,420,838	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	12/15/16	Open	600,000	601,625	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	12/16/16	Open	2,647,500	2,652,795	Capital Trusts	Open/Demand
UBS Ltd.	1.00%	12/16/16	Open	2,872,500	2,878,245	Capital Trusts	Open/Demand
UBS Ltd.	1.00%	12/16/16	Open	1,295,525	1,298,116	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	423,915	424,975	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	226,800	227,367	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	758,437	760,334	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	155,763	156,152	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	1,095,019	1,097,756	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	1,495,481	1,499,220	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	298,800	299,547	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	1,099,060	1,101,808	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	937,875	940,220	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	790,125	792,100	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	266,009	266,674	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	483,313	484,521	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	1,625,000	1,629,063	Capital Trusts	Open/Demand
UBS Ltd.	1.25%	12/16/16	Open	4,487,500	4,498,719	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	3,818,000	3,826,358	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	544,000	545,191	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.11%	12/19/16	Open	386,000	386,845	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	332,000	332,956	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	376,000	377,083	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	970,000	972,793	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	636,000	637,831	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	1,305,000	1,308,758	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	587,000	588,690	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	681,000	682,961	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	804,000	806,315	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	12/19/16	Open	233,000	233,671	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	5,839,556	5,850,911	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	895,737	897,479	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	681,031	682,355	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.00%	12/19/16	Open	1,290,250	1,292,759	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	1,444,275	1,447,237	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	244,163	244,663	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	1,154,737	1,157,106	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	637,663	638,970	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	331,200	331,879	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	628,875	630,165	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	415,425	416,277	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	1,636,250	1,639,606	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/19/16	Open	2,101,000	2,105,309	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	12/19/16	Open	80,360	80,542	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	421,200	422,363	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	496,212	497,583	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	225,720	226,343	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	361,460	362,458	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	230,040	230,675	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	648,450	650,240	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	577,275	578,869	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	284,625	285,411	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/19/16	Open	632,000	633,745	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	12/20/16	Open	2,882,000	2,887,884	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	57

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.05%	12/20/16	Open	$1,476,000	$1,479,014	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	12/20/16	Open	2,754,000	2,760,158	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	463,000	464,324	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	415,000	416,187	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	303,000	303,867	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	918,000	920,625	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	214,000	214,612	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	967,000	969,765	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	510,000	511,458	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	217,000	217,621	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	405,000	406,158	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	450,000	451,269	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	549,000	550,548	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	659,000	660,858	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	883,000	885,490	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	656,000	657,850	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	440,000	441,241	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	166,000	166,468	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	359,000	360,012	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	807,000	809,275	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	313,000	313,882	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	406,000	407,145	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	505,000	506,424	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	401,000	402,131	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	569,000	570,604	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	729,000	731,055	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	717,000	719,022	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	167,000	167,471	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	864,000	866,436	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	163,000	163,460	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,026,000	1,028,893	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	130,000	130,367	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	926,000	928,611	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,023,000	1,025,884	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,048,000	1,050,955	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	309,000	309,871	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	536,000	537,511	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	285,000	285,804	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	508,000	509,432	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,373,000	1,376,871	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	906,000	908,554	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	164,000	164,462	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	548,000	549,545	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	479,000	480,351	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,225,000	1,228,454	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	278,000	278,784	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,122,000	2,127,983	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	2,418,000	2,424,817	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	666,000	667,878	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,309,000	1,312,691	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	941,000	943,653	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,261,000	1,264,555	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	130,000	130,367	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,077,000	1,080,037	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,679,000	1,683,734	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,489,000	1,493,198	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	1,921,000	1,926,416	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	453,000	454,277	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	331,000	331,933	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	12/20/16	Open	552,000	553,556	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25%	12/21/16	Open	318,135	318,287	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	280,013	280,571	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	1,355,900	1,358,603	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.04%	12/21/16	Open	$1,059,250	$1,061,361	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	950,000	951,894	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	95,000	95,189	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	355,313	356,021	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04%	12/21/16	Open	483,538	484,501	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	12/21/16	Open	124,063	124,336	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	12/21/16	Open	185,925	186,335	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	696,825	698,695	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	375,600	376,608	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	384,225	385,256	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	199,100	199,634	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	338,445	339,353	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	709,125	711,028	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	1,024,713	1,027,462	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	521,325	522,724	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	12/21/16	Open	462,825	464,067	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.00%	12/22/16	Open	441,000	441,784	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.55%	12/29/16	Open	2,860,000	2,862,756	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	1.04%	12/30/16	Open	379,812	380,481	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/06/17	Open	385,000	385,775	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/09/17	Open	34,000	34,070	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/10/17	Open	116,610	116,828	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/10/17	Open	711,525	712,703	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/11/17	Open	663,375	664,588	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	(0.25)%	1/12/17	Open	835,200	834,922	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/13/17	Open	825,120	826,468	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/17/17	Open	58,400	58,496	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/18/17	Open	440,000	440,684	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/20/17	Open	2,304,000	2,307,341	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/20/17	Open	262,080	262,447	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/20/17	Open	362,560	363,068	Corporate Bonds	Open/Demand
UBS Ltd.	1.25%	1/20/17	Open	364,720	365,176	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/23/17	Open	244,850	245,183	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/25/17	Open	974,820	976,071	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/25/17	Open	188,320	188,562	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.45%	1/26/17	Open	803,000	803,970	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	1/27/17	Open	479,000	479,563	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	1/27/17	Open	433,000	433,509	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	1/27/17	Open	551,000	551,648	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/27/17	Open	15,000	15,018	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/27/17	Open	784,400	785,407	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/27/17	Open	661,752	662,601	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/27/17	Open	1,613,952	1,616,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/27/17	Open	1,172,288	1,173,792	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/27/17	Open	1,113,552	1,114,981	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/30/17	Open	2,029,000	2,031,452	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/30/17	Open	367,000	367,443	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/30/17	Open	1,038,000	1,039,254	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/30/17	Open	491,000	491,593	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/30/17	Open	332,000	332,401	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25%	1/31/17	Open	273,600	273,655	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.50)%	1/31/17	Open	260,181	260,076	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	1/31/17	Open	908,000	908,987	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	1/31/17	Open	1,619,680	1,621,381	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	2/01/17	Open	675,360	676,043	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	2/02/17	Open	1,057,000	1,057,986	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/03/17	Open	159,438	159,579	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	2/06/17	Open	1,751,000	1,752,491	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	2/07/17	Open	257,480	257,680	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	2/09/17	Open	945,000	945,613	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	2/09/17	Open	1,181,590	1,182,325	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	2/09/17	Open	292,175	292,357	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.75%	2/10/17	3/13/17	1,681,000	1,681,560	U.S. Government Sponsored Agency Securities	Up to 30 Days

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	59

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.45%	2/10/17	Open	$561,000	$561,339	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.30%	2/10/17	Open	143,000	143,077	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	2/14/17	Open	373,000	373,197	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.00%	2/15/17	3/01/17	4,182,000	4,183,627	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	634,000	634,358	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	778,000	778,439	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	696,000	696,392	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	588,000	588,332	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	642,000	642,362	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	539,000	539,304	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	484,000	484,273	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	546,000	546,308	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/15/17	Open	275,000	275,133	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	2/15/17	Open	105,300	105,349	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	165,000	165,080	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	358,000	358,173	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	217,000	217,105	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	316,000	316,153	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	398,000	398,192	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	330,000	330,160	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	174,000	174,084	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	292,000	292,141	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	252,000	252,122	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	224,000	224,108	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/17/17	Open	288,000	288,139	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/21/17	Open	234,000	234,047	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/22/17	Open	311,000	311,063	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/22/17	Open	2,172,000	2,172,437	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	2/22/17	Open	924,208	924,388	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/23/17	Open	361,000	361,029	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.25%	2/23/17	Open	1,261,000	1,261,088	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.46%	2/24/17	Open	131,000	131,005	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/24/17	Open	196,000	196,008	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.45%	2/24/17	Open	324,000	324,013	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.40%	2/27/17	Open	832,800	832,800	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.00%	2/28/17	3/15/17	4,223,000	4,223,000	Non-Agency Mortgage-Backed Securities	Up to 30 Days
Total				$254,996,505	$255,621,583

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(27)	2-Year U.S. Treasury Note	June 2017	$5,842,969	$1,648
(1)	5-Year U.S. Treasury Note	June 2017	$117,703	163
120	5-Year U.S. Treasury Note	June 2017	$14,124,375	(15,961)
(535)	10-Year U.S. Treasury Note	June 2017	$66,649,297	(239,318)
(70)	10-Year U.S. Ultra Long Treasury Note	June 2017	$9,375,625	(63,033)
(4)	Euro BOBL	June 2017	$562,160	(4)
(2)	Euro Bund Future	June 2017	$344,962	(150)
(82)	Long U.S. Treasury Bond	June 2017	$12,435,812	5,107
7	Ultra Long U.S. Treasury Bond	June 2017	$1,132,469	6,758
Total				$(304,790)

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	578,054	USD	184,800	Goldman Sachs International	3/02/17	$1,010
BRL	588,311	USD	189,821	Morgan Stanley & Co. International PLC	3/02/17	(714)
BRL	1,910,216	USD	616,000	Royal Bank of Scotland PLC	3/02/17	(1,980)
BRL	1,965,564	USD	634,196	Royal Bank of Scotland PLC	3/02/17	(2,385)
USD	186,511	BRL	578,054	Goldman Sachs International	3/02/17	701
USD	184,800	BRL	588,311	Morgan Stanley & Co. International PLC	3/02/17	(4,307)
USD	616,338	BRL	1,910,216	Royal Bank of Scotland PLC	3/02/17	2,318
USD	616,000	BRL	1,965,564	Royal Bank of Scotland PLC	3/02/17	(15,811)
USD	129,946	EUR	123,000	Bank of America N.A.	3/06/17	(378)
USD	42,328	EUR	40,000	JPMorgan Chase Bank N.A.	3/06/17	(54)
USD	11,724,258	EUR	10,892,000	Morgan Stanley & Co. International PLC	3/06/17	183,661
USD	4,797,559	EUR	4,457,000	Morgan Stanley & Co. International PLC	3/06/17	75,154
USD	180,625	EUR	170,000	State Street Bank and Trust Co.	3/06/17	502
USD	10,171,040	GBP	8,141,000	Barclays Bank PLC	3/06/17	68,673
USD	373,559	GBP	299,000	Barclays Bank PLC	3/06/17	2,522
USD	2,356,293	GBP	1,886,000	Barclays Bank PLC	3/06/17	15,909
USD	381,272	GBP	304,000	Morgan Stanley & Co. International PLC	3/06/17	4,031
JPY	40,466,865	USD	360,000	Morgan Stanley & Co. International PLC	3/10/17	273
USD	360,000	JPY	40,681,836	HSBC Bank PLC	3/10/17	(2,187)
CHF	3,110,731	EUR	2,920,000	BNP Paribas S.A	3/15/17	4,318
JPY	349,816,384	NZD	4,280,000	Credit Suisse International	3/15/17	33,552
NOK	12,910,987	AUD	2,040,000	Bank of America N.A.	3/15/17	(23,383)
NOK	12,910,730	AUD	2,040,000	BNP Paribas S.A.	3/15/17	(23,413)
NZD	4,280,000	JPY	347,883,108	Citibank N.A.	3/15/17	(16,335)
USD	3,109,945	GBP	2,500,000	JPMorgan Chase Bank N.A.	3/15/17	6,949
CAD	2,052,862	AUD	2,040,000	Barclays Bank PLC	3/27/17	(17,289)
CAD	2,075,143	AUD	2,040,000	Barclays Bank PLC	3/27/17	(510)
SEK	13,936,178	NOK	13,060,000	BNP Paribas S.A.	3/27/17	(12,225)
BRL	3,574,161	USD	1,143,000	Goldman Sachs International	4/04/17	(3,100)
USD	616,000	BRL	1,926,586	Royal Bank of Scotland PLC	4/04/17	1,558
USD	4,666,947	EUR	4,396,000	Bank of America N.A.	4/05/17	2,423
USD	11,815,998	EUR	11,130,000	Bank of America N.A.	4/05/17	6,134
USD	10,122,596	GBP	8,140,695	Barclays Bank PLC	4/05/17	12,314
USD	2,009,425	GBP	1,616,000	Barclays Bank PLC	4/05/17	2,443
SEK	13,978,129	NZD	2,160,000	Credit Suisse International	4/18/17	(1,400)
USD	148,718	EUR	137,859	Citibank N.A.	2/21/18	(232)
USD	245,034	EUR	227,918	Deutsche Bank AG	2/21/18	(1,221)
USD	243,365	EUR	226,375	Morgan Stanley & Co. International PLC	2/21/18	(1,223)
Total						$296,298

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
AUD Currency	Call	Morgan Stanley & Co. International PLC	03/23/17	CAD	1.02	AUD	8,145	—	$38,999
NOK Curency	Call	Citibank N.A.	03/23/17	SEK	1.08	NOK	77,745	—	43,411
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86		—	46	—
AUD Currency	Put	Morgan Stanley & Co. International PLC	03/17/17	USD	0.75	AUD	12,190	—	14,131
NZD Currency	Put	BNP Paribas S.A.	03/23/17	JPY	79.50	NZD	8,570	—	26,025
EUR Currency	Put	UBS AG	08/14/17	USD	1.03	EUR	5,895	—	78,620
Total									$201,186

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	61

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	Morgan Stanley & Co. International PLC	03/17/17	NZD	1.09	AUD	8,125	$(3,146)
NOK Curency	Call	Citibank N.A.	03/23/17	SEK	1.09	NOK	77,745	(17,045)
NZD Currency	Call	BNP Paribas S.A.	03/23/17	JPY	83.00	NZD	8,570	(8,512)
NZD Currency	Call	Deutsche Bank AG	04/12/17	SEK	6.55	NZD	12,995	(78,383)
EUR Currency	Call	UBS AG	05/12/17	CHF	1.09	EUR	11,790	(50,074)
NZD Currency	Put	Deutsche Bank AG	04/12/17	SEK	6.25	NZD	12,995	(22,259)
Total								$(179,419)

Centrally Cleared Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	75	$(852)
[1] Using Standard & Poor’s (S&P’s) rating of the issure or the underlying securities of the index., as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.92%[1]	3-Month LIBOR	N/A	12/14/21	USD	600	$1,423
1.92%[1]	3-Month LIBOR	N/A	12/14/21	USD	900	2,052
1.91%[1]	3-Month LIBOR	N/A	12/16/21	USD	750	2,135
2.00%[1]	3-Month LIBOR	N/A	2/21/22	USD	1,600	(555)
2.54%[2]	3-Month LIBOR	N/A	9/04/24	USD	18,700	462,408
2.60%[1]	3-Month LIBOR	N/A	9/04/24	USD	18,700	(463,936)
Total						$3,527

[1] Fund pays a fixed rate and receives the floating rate.
[2] Fund pays a floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(3)	$2	$(5)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(3)	2	(5)
Federation of Russia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,150	32,714	63,042	(30,328)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	215	6,116	12,218	(6,102)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	210	5,974	11,934	(5,960)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	130	3,698	7,388	(3,690)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	210	5,973	11,940	(5,967)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	215	6,116	12,135	(6,019)
Federation of Russia	1.00%	Bank of America N.A.	12/20/21	USD	210	5,974	11,853	(5,879)
Total						$66,559	$130,514	$(63,955)

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	20	$1,502	$1,296	$206
UniCredit SPA	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	10	(351)	(562)	211
UniCredit SPA	1.00%	BNP Paribas S.A.	12/20/21	BBB-	EUR	5	(183)	(229)	46
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	5,000	(761,170)	(525,399)	(235,771)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	BBB-	USD	2,500	(380,584)	(259,570)	(121,014)
Markit CMBX North America, Series 8	3.00%	Morgan Stanley & Co. International PLC	10/17/57	BBB-	USD	4,450	(677,442)	(616,043)	(61,399)
Markit CMBX North America, Series 9	3.00%	Morgan Stanley & Co. International PLC	9/17/58	BBB-	USD	7,550	(942,784)	(965,540)	22,756

Total							$(2,761,012)	$(2,366,047)	$(394,965)

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place, as defined under the terms of the agreement.

Transactions in Options Written for the Period Ended February 28, 2017

	Calls
		Notional (000)
	Contracts	AUD	EUR	GBP	NOK	NZD	USD	Premiums Received
Outstanding options, beginning of period	—	12,265	—	—	—	—	15,965	$264,928
Options written	—	45,315	115,640	19,725	155,090	21,565	33,450	1,198,960
Options exercised	—	(12,365)	(20,500)	—	(77,345)	—	—	(241,130)
Options expired	—	(24,825)	(77,770)	(14,910)	—	—	(22,775)	(665,153)
Options closed	—	(12,265)	(5,580)	(4,815)	—	—	(26,640)	(383,568)

Outstanding options, end of period	—	8,125	11,790	—	77,745	21,565	—	$174,037

	Puts
		Notional (000)
	Contracts	AUD	CAD	EUR	GBP	NOK	NZD	USD	Premiums Received
Outstanding options, beginning of period	—	—	—	—	—	—	—	9,735	$63,575
Options written	—	22,650	12,340	58,950	18,245	38,875	43,580	4,690	786,214
Options exercised	—	—	—	(18,355)	(13,430)	—	—	—	(319,760)
Options expired	—	(22,650)	(12,340)	(23,935)	(4,815)	—	(30,585)	(14,035)	(406,898)
Options closed	—	—	—	(16,660)	—	(38,875)	—	(390)	(82,181)

Outstanding options, end of period	—	—	—	—	—	—	12,995	—	$40,950

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$13,676	—	$13,676
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$424,445	—	—	424,445
Options purchased	Investments at value — unaffiliated	—	—	—	201,186	—	—	201,186
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	468,018	—	468,018
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums paid	—	$155,029	—	—	—	—	155,029

Total		—	$155,029	—	$625,631	$481,694	—	$1,262,354

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	63

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$318,466	—	$318,466
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$128,147	—	—	128,147
Options written	Options written at value	—	—	—	179,419	—	—	179,419
Swaps — centrally cleared	Net unrealized depreciation[1]	—	$852	—	—	464,491	—	465,343
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	2,849,482	—	—	—	—	2,849,482

Total		—	$2,850,334	—	$307,566	$782,957	—	$3,940,857

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$3,770,665	—	$3,770,665
Forward foreign currency exchange contracts	—	—	—	$1,028,456	—	—	1,028,456
Options purchased[1]	—	—	—	(1,777,254)	—	—	(1,777,254)
Options written	—	—	—	1,502,699	—	—	1,502,699
Swaps	—	$241,822	—	—	228,296	—	470,118

Total	—	$241,822	—	$753,901	$3,998,961	—	$4,994,684

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(430,848)	—	$(430,848)
Forward foreign currency exchange contracts	—	—	—	$168,438	—	—	168,438
Options purchased[1]	—	—	—	212,824	—	—	212,824
Options written	—	—	—	(80,621)	—	—	(80,621)
Swaps	—	$8,498	—	—	7,882	—	16,380

Total	—	$8,498	—	$300,641	$(422,966)	—	$(113,827)

[1] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,748,719
Average notional value of contracts — short	$91,833,221
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$108,242,002
Average amounts sold — in USD	$45,358,932
Options:
Average value of option contracts purchased	$509,758
Average value of option contracts written	$552,822
Credit default swaps:
Average notional value — buy protection	$2,341,000
Average notional value — sell protection	$14,759,806
Interest rate swaps:
Average notional value — pays fixed rate	$20,625,000
Average notional amount — receives fixed rate	$18,700,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Futures contracts	$227		$28,532
Forward foreign currency exchange contracts	424,445		128,147
Options	201,186	[1]	179,419
Swaps — Centrally cleared	—		538
Swaps — OTC[2]	155,029		2,849,482

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$780,887		$3,186,118

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(227)		(29,070)

Total derivative assets and liabilities subject to an MNA	$780,660		$3,157,048

[1] Includes options purchased at value which is included in Investments at value — unaffiliated in the Statments of Assets and Liabilities and reported in the Schedule of Investments.
[2] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid (received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2,5]
Bank of America N.A.	$76,025	$(57,378)	—	—	$18,647
Barclays Bank PLC	103,574	(103,574)	—	—	—
BNP Paribas S.A.	30,389	(30,389)	—	—	—
Citibank N.A.	43,411	(33,612)	—	—	9,799
Credit Suisse International	33,552	(33,552)	—	—	—
Deutsche Bank AG	4	(4)	—	—	—
Goldman Sachs International	1,711	(1,711)	—	—	—
JPMorgan Chase Bank N.A.	69,991	(30,382)	—	—	39,609
Morgan Stanley & Co. International PLC	339,005	(339,005)	—	—	—
Royal Bank of Scotland PLC	3,876	(3,876)	—	—	—
State Street Bank and Trust Co.	502	—	—	—	502
UBS AG	78,620	(50,074)	—	—	28,546

Total	$780,660	$(683,557)	—	—	$97,103

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4,5]
Bank of America N.A.	$57,378	$(57,378)	—	—	—
Barclays Bank PLC	779,531	(103,574)	—	$(640,000)	$35,957
BNP Paribas S.A.	44,379	(30,389)	—	—	13,990
Citibank N.A.	33,612	(33,612)	—	—	—
Credit Suisse International	381,984	(33,552)	—	(348,432)	—
Deutsche Bank AG	101,873	(4)	—	(90,000)	11,869
Goldman Sachs International	3,100	(1,711)	—	—	1,389
HSBC Bank PLC	2,187	—	—	—	2,187
JPMorgan Chase Bank N.A.	30,382	(30,382)	—	—	—
Morgan Stanley & Co. International PLC	1,652,372	(339,005)	—	—	1,313,367
Royal Bank of Scotland PLC	20,176	(3,876)	—	—	16,300
UBS AG	50,074	(50,074)	—	—	—

Total	$3,157,048	$(683,557)	—	$(1,078,432)	$1,395,059

[1] The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[4]    Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

[5] Net amount may also include forward foreign currency exchange contracts and currency options that are not required to be collateralized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	65

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$70,575,372	$7,006,265	$77,581,637
Common Stocks	$3,376	9,047	1,176,534	1,188,957
Corporate Bonds	—	411,741,987	1,163,602	412,905,589
Floating Rate Loan Interests	—	224,307,976	12,661,424	236,969,400
Foreign Agency Obligations	—	29,373,739	—	29,373,739
Non-Agency Mortgage-Backed Securities	—	60,189,760	—	60,189,760
Other Interests	—	—	10	10
Preferred Securities	14,193,258	51,540,211	—	65,733,469
U.S. Government Sponsored Agency Securities	—	5,131,565	—	5,131,565
U.S. Treasury Obligations	—	2,896,125	—	2,896,125
Rights	—	—	36,493	36,493
Warrants	—	—	24,290	24,290
Unfunded Floating Rate Loan Interests[1]	—	2,401	—	2,401
Short-Term Securities	2,168,959	—	—	2,168,959
Options Purchased:
Foreign Currency Exchange Contracts	—	201,186	—	201,186

Subtotal	$16,365,593	$855,969,369	$22,068,618	$894,403,580

Investments valued at NAV[2]				120,717

Total Investments				$894,524,297

Derivative Financial Instruments [3]
Assets:
Foreign currency exchange contracts	—	$424,445	—	$424,445
Credit contracts	—	23,219	—	23,219
Interest rate contracts	$13,676	468,018	—	481,694
Liabilities:
Foreign currency exchange contracts	—	(307,566)	—	(307,566)
Credit contracts	—	(482,991)	—	(482,991)
Interest rate contracts	(318,466)	(464,491)	—	(782,957)

Total	$(304,790)	$(339,366)	—	$(644,156)

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[2] As of February 28, 2017, certain Investments of the Fund were fair valued using net asset value per share as no quoted market value is available and have been excluded from the fair value hierarchy.

[3]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $255,621,583 are categorized as Level 2 within the disclosure hierarchy

During the six months ended February 28, 2017, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Total
Assets:
Opening balance, as of August 31, 2016	$18,351,873	$1,167,006	$1,163,250	$12,230,322	$193,629	—	$6,316	$33,112,396
Transfers into Level 3	—	—	—	4,148,994	—	—	—	4,148,994
Transfers out of Level 3[1]	(2,952,810)	—	—	(6,067,534)	—	—	—	(9,020,344)
Other[2]	—	(12,000)	—	—	—	$12,000	—	—
Accrued discounts/premiums	(51,320)	—	400	11,006	—	—	—	(39,914)
Net realized gain (loss)	(638,505)	689,120	(374,995)	(286,477)	193,619	—	—	(417,238)
Net change in unrealized appreciation (depreciation)[3,4]	1,614,058	618,039	374,947	543,406	(193,619)	24,493	17,974	2,999,298
Purchases	4,496,360	—	—	5,795,252	—	—	—	10,291,612
Sales	(13,813,391)	(1,285,631)	—	(3,713,545)	(193,619)	—	—	(19,006,186)

Closing Balance, as of February 28, 2017	$7,006,265	$1,176,534	$1,163,602	$12,661,424	$10	$36,493	$24,290	$22,068,618

Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017[3]	$112,140	$989,625	$351	$189,220	—	$24,493	$17,974	$1,333,803

[1]    As of August 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2] Certain Level 3 investments were re-classified between Common Stocks and Rights.
[3] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at February 28, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	67

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]		BlackRock Limited Duration Income Trust (BLW)

Assets
Investments at value — unaffiliated[2]	$146,488,839	$828,661,430		$892,352,937
Investments at value — affiliated[3]	337,646	—		2,168,959
Cash	1,315,294	4,946,740		979,099
Cash pledged:
Centrally cleared swaps	16,000	127,000		135,320
Collateral — OTC derivatives	—	—		1,260,000
Futures contracts	6,700	24,000		1,228,995
Foreign currency at value[4]	818,158	260,034		3,634,708
Receivables:
Investments sold	4,893,443	12,210,997		6,868,194
Interest — unaffiliated	610,695	2,996,941		8,757,009
Dividends — affiliated	264	1,535		2,242
Variation margin on futures contracts	62	250		277
Variation margin on centrally cleared swaps	11	7		—
Reverse repurchase agreements	—	—		5,055,800
Swap premiums paid	—	—		131,810
Unrealized appreciation on:
Forward foreign currency exchange contracts	5,517	62,937		424,445
OTC derivatives	—	—		23,219
Unfunded floating rate loan interests	1,245	5,425		2,401
Prepaid expenses	10,965	25,721		26,988

Total assets	154,504,839	849,323,017		923,052,403

Liabilities
Cash received as collateral for reverse repurchase agreements	—	—		260,000
Swap premiums received	—	—		2,367,343
Options written at value[5]	—	—		179,419
Reverse repurchase agreements	—	—		255,621,583
Payables:
Bank borrowings	28,000,000	213,000,000		—
Investments purchased	698,526	74,132,199		35,437,195
Investment advisory fees	122,251	443,635		368,468
Income dividends	68,160	88,099		87,144
Interest expense	44,943	262,987		—
Officer’s and Directors’ fees	1,518	6,635		382,606
Principle paydowns	—	—		42,304
Variation margin on futures contracts	—	—		28,532
Deferred foreign capital gain tax	—	187,467		—
Variation margin on centrally cleared swaps	—	—		538
Reverse repurchase agreements	—	—		992,308
Other accrued expenses	149,917	336,966		361,391
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	26,749		128,147
OTC derivatives	—	—		482,139
Commitments and contingencies	—	—	[9]	—	[9]

Total liabilities	29,085,315	288,484,737		296,739,117

Net Assets	$125,419,524	$560,838,280		$626,313,286

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Assets and Liabilities (concluded)

February 28, 2017 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)

Net Assets Consist of
Paid-in capital[6,7,8]	$128,319,712	$659,688,373	$701,014,215
Undistributed (distributions in excess of) net investment income	320,534	1,405,776	(213,432)
Accumulated net realized loss	(4,391,801)	(103,323,908)	(82,299,226)
Net unrealized appreciation (depreciation)	1,171,079	3,068,039	7,811,729

Net Assets	$125,419,524	$560,838,280	$626,313,286

Net asset value, offering and redemption price per share	$13.87	$15.06	$16.93

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost — unaffiliated	$145,324,936	$825,721,130	$884,110,412
[3] Investments at cost — affiliated	$337,646	—	$2,168,959
[4] Foreign currency at cost	$821,566	$261,846	$3,621,336
[5] Premiums received	—	—	$214,987
[6] Par value per share	$0.001	$0.001	$0.001
[7] Shares outstanding	$9,044,041	$37,232,488	$37,003,854
[8] Shares authorized	unlimited	200 million	unlimited
[9] See Note 4 and Note 12 of the Notes to Financial Statements for details of commitments and contingencies.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	69

Statements of Operations

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)

Investment Income
Interest — unaffiliated	$4,163,899	$19,298,622	$23,153,854
Dividends — unaffiliated	24,913	111,127	299,720
Dividends — affiliated	7,672	35,108	21,026

Total investment income	4,196,484	19,444,857	23,474,600

Expenses
Investment advisory	842,959	2,912,054	2,396,402
Professional	53,798	129,297	99,934
Custodian	36,963	105,530	82,346
Transfer agent	11,032	31,353	38,055
Accounting services	9,730	31,879	61,936
Printing	7,208	11,207	12,159
Officer and Directors	5,431	24,117	51,455
Registration	4,971	7,588	7,540
Miscellaneous	13,127	215,626	37,271

Total expenses excluding interest expense	985,219	3,468,651	2,787,098
Interest expense	309,564	1,547,583	1,319,618

Total expenses	1,294,783	5,016,234	4,106,716
Less fees waived by the Manager	(1,146)	(4,156)	(3,214)
Less fees paid indirectly	—	—	(167)

Total expenses after fees waived and/or paid indirectly	1,293,637	5,012,078	4,103,335

Net investment income	2,902,847	14,432,779	19,371,265

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	124,686	1,744,090	(329,640)
Investments — affiliated	1,068	2,741	(3,886)
Futures contracts	19,012	81,966	3,770,665
Forward foreign currency exchange contracts	(7,059)	(17,354)	1,028,456
Foreign currency transactions	54,145	219,558	1,432,200
Capital gain distributions from investment companies — affiliated	2	13	12
Options written	—	—	1,502,699
Swaps	65,764	245,427	470,118

	257,618	2,276,441	7,870,624

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,716,531	10,494,717	4,569,003
Investments — affiliated	(6,079)	(26,532)	(3,377)
Futures contracts	1,522	5,607	(430,848)
Forward foreign currency exchange contracts	4,430	27,014	168,438
Foreign currency translations	(5,105)	59,166	(42,338)
Options written	—	—	(80,621)
Swaps	(4,073)	(15,879)	16,380
Unfunded floating rate loan interests	(48)	(5,691)	968

	1,707,178	10,538,402	4,197,605

Net realized and unrealized gain	1,964,796	12,814,843	12,068,229

Net Increase in Net Assets Resulting from Operations	$4,867,643	$27,247,622	$31,439,494

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Changes in Net Assets

	BlackRock Defined Opportunity Credit Trust (BHL)		BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$2,902,847	$5,780,621	$14,432,779	$28,437,150
Net realized gain (loss)	257,618	(2,841,854)	2,276,441	(9,800,070)
Net change in unrealized appreciation (depreciation)	1,707,178	1,595,681	10,538,402	4,497,103

Net increase in net assets resulting from operations	4,867,643	4,534,448	27,247,622	23,134,183

Distributions to Shareholders[2]
From net investment income	(3,364,383)	(5,800,975)	(16,680,155)	(27,967,481)

Net Assets
Total increase (decrease) in net assets	1,503,260	(1,266,527)	10,567,467	(4,833,298)
Beginning of period	123,916,264	125,182,791	550,270,813	555,104,111

End of period	$125,419,524	$123,916,264	$560,838,280	$550,270,813

Undistributed net investment income, end of period	$320,534	$782,070	$1,405,776	$3,653,152

	BlackRock Limited Duration Income Trust (BLW)
Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$19,371,265	$48,949,670
Net realized gain (loss)	7,870,624	(26,033,447)
Net change in unrealized appreciation (depreciation)	4,197,605	17,919,734

Net increase in net assets resulting from operations	31,439,494	40,835,957

Distributions to Shareholders[2]
From net investment income	(28,344,952)	(48,005,248)

Net Assets
Total increase (decrease) in net assets	3,094,542	(7,169,291)
Beginning of period	623,218,744	630,388,035

End of period	$626,313,286	$623,218,744

Undistributed (distribution in excess of) net investment income, end of period	$(213,432)	$8,760,255

[1]	Consolidated Statements of Changes in Net Assets.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	71

Statements of Cash Flows

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$4,867,643	$27,247,622	$31,439,494
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns	64,251,476	275,365,894	268,133,867
Purchases of long-term investments	(45,618,755)	(258,761,868)	(252,993,155)
Net proceeds from sales of short-term securities	—	1,859,207	742,820
Net purchases of short-term securities	(117,546)	—	—
Amortization of premium and accretion of discount on investments and other fees	(103,730)	(535,566)	650,478
Paid-in-kind income	(96,324)	(641,346)	(285,727)
Premiums paid on closing options written	—	—	(562,383)
Premiums received from options written	—	—	1,985,174
Net realized gain on investments and options written	(117,479)	(1,594,492)	(1,275,635)
Net unrealized gain on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(1,708,119)	(10,458,891)	(4,645,050)
(Increase) Decrease in Assets:
Cash Pledged:
Collateral — OTC derivatives	—	—	420,000
Centrally cleared swaps	(16,000)	(127,000)	(114,150)
Futures contracts	(1,000)	(1,000)	(255,525)
Receivables:
Interest — unaffiliated	235,413	884,824	280,447
Dividends — affiliated	(133)	(925)	(1,005)
Dividends — unaffiliated	—	—	31
Variation margin on futures contracts	(62)	(250)	6,191
Variation margin on centrally cleared swaps	(11)	(7)	829
Swap premiums paid	—	—	(61,031)
Prepaid expenses	(6,564)	(16,368)	(17,062)
Increase (Decrease) in Liabilities:
Cash received as collateral for reverse repurchase agreements	—	—	(1,418,000)
Payables:
Investment advisory fees	(159,774)	(525,300)	(437,972)
Interest expense and fees	380	36,747	(162,853)
Deferred foreign capital gain tax	—	187,467	—
Officer’s and Directors’ fees	(1,297)	(5,817)	15,982
Variation margin on futures contracts	—	—	28,532
Variation margin on centrally cleared swaps	—	—	538
Other accrued expenses	736	12,347	82,933
Swap premiums received	—	—	1,577,044

Net cash provided by operating activities	21,408,854	32,925,278	43,134,812

Cash Used for Financing Activities
Cash dividends paid to Common Shareholders	(3,367,674)	(16,686,070)	(28,352,695)
Payments on bank borrowings	(50,000,000)	(190,000,000)	—
Proceeds from bank borrowings	34,000,000	178,000,000	—
Net borrowing of reverse repurchase agreements	—	—	(11,447,644)

Net cash used for financing activities	(19,367,674)	(28,686,070)	(39,800,339)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$(3,314)	$(1,745)	$21,741

Cash and Foreign Currency
Net increase in cash and foreign currency at value	2,037,866	4,237,463	3,356,214
Cash and foreign currency at value at beginning of period	95,586	969,311	1,257,593

Cash and foreign currency at value at end of period	$2,133,452	$5,206,774	$4,613,807

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$309,184	$1,510,836	$1,482,471

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock Defined Opportunity Credit Trust (BHL)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$13.70		$13.84	$14.41	$14.44	$14.12	$13.17

Net investment income[1]	0.32		0.64	0.71	0.77	0.87	0.85
Net realized and unrealized gain (loss)	0.22		(0.14)	(0.38)	0.03	0.30	0.90

Net increase from investment operations	0.54		0.50	0.33	0.80	1.17	1.75

Distributions: [2]
From net investment income	(0.37)		(0.64)	(0.76)	(0.83)	(0.85)	(0.80)
From net realized gain	—		—	(0.14)	—	—	—

Total distributions	(0.37)		(0.64)	(0.90)	(0.83)	(0.85)	(0.80)

Net asset value, end of period	$13.87		$13.70	$13.84	$14.41	$14.44	$14.12

Market price, end of period	$13.88		$13.42	$12.95	$13.84	$13.77	$13.94

Total Return[3]
Based on net asset value	4.02%	[4]	3.91%	2.80%	5.98%	8.52%	13.94%

Based on market price	6.26%	[4]	8.79%	0.15%	6.75%	4.82%	17.12%

Ratios to Average Net Assets
Total expenses	2.09%	[5,6]	1.93%	2.01%	1.92%	1.92%	1.91%

Total expenses after fees waived and/or paid indirectly	2.09%	[5,6]	1.93%	2.01%	1.92%	1.92%	1.91%

Total expenses after fees waived and/or paid indirectly and excluding interest expense	1.59%	[5,6]	1.56%	1.64%	1.60%	1.58% [7]	1.61% [7]

Net investment income	4.69%	[5,6]	4.75%	5.03%	5.31%	6.04%	6.24%

Supplemental Data
Net assets, end of period (000)	$125,420		$123,916	$125,183	$130,351	$130,599	$127,455

Borrowings outstanding, end of period (000)	$28,000		$44,000	$45,000	$55,000	$49,000	$55,000

Asset coverage, end of period per $1,000 of bank borrowings	$5,479		$3,816	$3,782	$3,370	$3,665	$3,317

Portfolio turnover rate	21%		51%	42%	59%	85%	53%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]

For the years ended August 31, 2013 and August 31, 2012, the total expense ratios after fees waived and/or paid indirectly and excluding interest expense and borrowing cost were 1.57% and 1.52%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	73

Consolidated Financial Highlights	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of period	$14.78		$14.91	$15.38	$15.36	$14.98		$14.04

Net investment income[1]	0.39		0.76	0.81	0.87	0.99		0.97
Net realized and unrealized gain (loss)	0.34		(0.14)	(0.47)	0.04	0.42		0.90

Net increase from investment operations	0.73		0.62	0.34	0.91	1.41		1.87

Distributions from net investment income[2]	(0.45)		(0.75)	(0.81)	(0.89)	(1.03)		(0.93)

Net asset value, end of period	$15.06		$14.78	$14.91 [3]	$15.38	$15.36		$14.98

Market price, end of period	$14.74		$13.70	$12.94	$14.26	$14.96		$15.20

Total Return[4]
Based on net asset value	5.13%	[5]	5.00%	2.88% [3]	6.45%	9.68%		13.91%

Based on market price	11.02%	[5]	12.14%	(3.71)%	1.33%	5.28%		21.74%

Ratios to Average Net Assets
Total expenses	1.82%	[6]	1.54%	1.56%	1.48%	1.54%	[7]	1.67%	[8]

Total expenses after fees waived and/or paid indirectly	1.82%	[6]	1.54%	1.56%	1.48%	1.52%	[7]	1.67%	[8]

Total expenses after fees waived and/or paid indirectly and excluding interest expense	1.26%	[6]	1.14%	1.19%	1.15%	1.15%	[7,9]	1.35%	[8,9]

Net investment income	5.24%	[6]	5.27%	5.39%	5.65%	6.49%		6.67%

Supplemental Data
Net assets, end of period (000)	$560,838		$550,271	$555,104	$572,463	$571,802		$276,990

Borrowings outstanding, end of period (000)	$213,000		$225,000	$196,000	$235,000	$214,000		$117,000

Asset coverage, end of period per $1,000 of bank borrowings	$3,633		$3,446	$3,832	$3,436	$3,672		$3,367

Portfolio turnover rate	34%		48%	43%	58%	88%		53%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the net asset value per share and total return performance presented herein are different than the information previously published on August 31, 2015.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized

[7]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or paid indirectly and total expenses after fees waived and/or paid indirectly and excluding interest expense would have been 1.52%, 1.52% and 1.15%, respectively.

[8]

Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or paid indirectly and total expenses after fees waived and/or paid indirectly and excluding interest expense would have been 1.61%, 1.61% and 1.29%, respectively.

[9]

For the years ended August 31, 2013 and August 31, 2012, the total expense ratios after fees waived and/or paid indirectly and excluding interest expense and borrowing costs were 1.14% and 1.26%, respectively.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock Limited Duration Income Trust (BLW)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015[1]		2014[1]	2013[1]	2012[1]

Per Share Operating Performance
Net asset value, beginning of period	$16.84		$17.04	$18.09		$17.54	$17.38	$16.52

Net investment income[2]	0.52		1.32	1.16		1.26	1.30	1.31
Net realized and unrealized gain (loss)	0.34		(0.22)	(0.92)		0.51	0.25	0.88

Net increase from investment operations	0.86		1.10	0.24		1.77	1.55	2.19

Distributions from net investment income[3]	(0.77)[4]		(1.30)	(1.29)		(1.22)	(1.39)	(1.33)

Net asset value, end of period	$16.93		$16.84	$17.04	[5]	$18.09	$17.54	$17.38

Market price, end of period	$15.98		$15.74	$14.60		$16.81	$16.89	$18.00

Total Return[6]
Based on net asset value	5.61%	[7]	7.78%	2.23%	[5]	10.77%	9.13%	13.86%

Based on market price	6.64%	[7]	17.59%	(5.74)%		6.89%	1.47%	21.68%

Ratios to Average Net Assets
Total expenses	1.33%	[8]	1.21%	1.15%		1.14%	1.12%	1.05%

Total expenses after fees waived and/or paid indirectly	1.33%	[8]	1.21%	1.15%		1.14%	1.12%	1.05%

Total expenses after fees waived and/or paid indirectly and excluding interest expense	0.90%	[8]	0.89%	0.92%		0.92%	0.90%	0.89%

Net investment income	6.28%	[8]	8.04%	6.65%		7.00%	7.34%	7.82%

Supplemental Data
Net assets, end of period (000)	$626,313		$623,219	$630,388		$669,382	$649,120	$642,391

Borrowings outstanding, end of period (000)	$255,622		$263,445	$264,036		$293,890	$273,347	$296,476

Portfolio turnover rate	30%		54%	47%		57%	71%	54%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

[5]

For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the net asset value per share and total return performance presented herein are different than the information previously published on August 31, 2015.

[6]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[7]	Aggregate total return.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	75

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Defined Opportunity Credit Trust	BHL	Delaware	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified

The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset value (“NAV”) of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

Basis of Consolidation: The accompanying consolidated financial statements of FRA include the accounts of FRA Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly owned taxable subsidiary of FRA, the Taxable Subsidiary enables FRA to hold an investment in an operating partnership and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statements of Operations for FRA. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for FRA. FRA may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $2,866,093, which is 0.5% of FRA’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to FRA.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, if applicable. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	77

Notes to Financial Statements (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i	)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii	)	recapitalizations and other transactions across the capital structure; and
	(iii	)	market multiples of comparable issuers.
Income approach	(i	)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii	)	quoted prices for similar investments or assets in active markets; and
	(iii	)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i	)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii	)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii	)	relevant news and other public sources; and
	(iv	)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

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Notes to Financial Statements (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of February 28, 2017, certain investments of BLW were valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

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Notes to Financial Statements (continued)

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a Fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a Fund will lose any amount it paid for

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Notes to Financial Statements (continued)

the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for a Fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a Fund to the extent that it invests in floating rate loan interest. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a Fund’s investment policies.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a Fund having a direct contractual relationship with the borrower, and a Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:

Fund	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation
BHL	Oberthur Technologies SA	$86,579	$86,146	$87,391	$1,245
FRA	Oberthur Technologies SA	$377,237	$375,350	$380,775	$5,425
BLW	Oberthur Technologies SA	$166,974	$166,139	$168,540	$2,401

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a Fund to make future cash payments. As of February 28, 2017, BLW had outstanding commitments of

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Notes to Financial Statements (continued)

$5,600,000 in connection with the Chapter 11 cases of Energy Future Holding Corp., et al. These commitments are not included in the net assets of BLW as of February 28, 2017.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A Fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a Fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a Fund would still be required to pay the full repurchase price. Further, a Fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a Fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund.

For the six months ended February 28, 2017, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for BLW were $256,590,202 and 1.04%, respectively.

Reverse repurchase transactions are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”), which permit a Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. With reverse repurchase transactions, typically a Fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of BLW’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount[2]
Barclays Capital, Inc.	$5,963,984	$(5,963,984)	—	—
BNP Paribas Securities Corp	17,760,073	(17,760,073)	—	—
Citigroup Global Markets, Inc.	834,922	(834,922)	—	—
Credit Suisse Securities (USA) LLC	17,292,818	(17,292,818)	—	—
Deutsche Bank Securities, Inc.	74,277,478	(74,277,478)	—	—
HSBC Securities (USA), Inc.	37,165,313	(37,165,313)	—	—
J.P. Morgan Securities LLC	8,406,627	(8,339,576)	—	$67,051
RBC Capital Markets LLC	72,547,580	(72,547,580)	—	—
UBS Ltd.	21,372,788	(21,372,788)	—	—

Total	$255,621,583	$(255,554,532)	—	$67,051

[1]

Net collateral, including accrued interest, with a value of $298,574,224 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Fund’s obligation to repurchase the securities.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

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Notes to Financial Statements (continued)

Futures Contracts: The Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — Certain Funds purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign Currency options — Certain Funds purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

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Notes to Financial Statements (continued)

Swaps: The Funds enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Certain Funds enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

•	Interest rate swaps — Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and

84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, FRA pays the Manager a monthly fee at an annual rate equal to 0.75% of the average daily value of the Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage. For purposes of calculating this fee, “net assets” means the total assets of the Fund minus the sum of its accrued liabilities.

For such services, BLW pays the Manager a monthly fee at an annual rate equal to 0.55% of the average weekly value of the Fund’s managed assets. For purposes of calculating this fee, “managed assets” means the total assets of the Fund minus the sum of its accrued liabilities (other than the aggregate indebtedness constituting financial leverage).

For such services, BHL pays the Manager a monthly fee at an annual rate equal to 1.00% of the average daily value of the Fund’s managed assets. For purposes of calculating this fee, “managed assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of its accrued liabilities (other than money borrowed for investment purposes).

The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, the Funds pay the Manager based on the Funds’ net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Taxable Subsidiary.

Distribution Fees: FRA and BLW have entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of FRA and BLW common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”); however, as of February 28, 2017, BLW is no longer actively engaged in a Shelf Offering and has not filed a registration statement or a prospectus for any current Shelf Offering. Pursuant to the Distribution Agreement, FRA and BLW would compensate BRIL with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of FRA and BLW’s Common Shares and a portion of such commission would be re-allowed to broker-dealers engaged by BRIL.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	85

Notes to Financial Statements (continued)

Waivers: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended February 28, 2017, the amounts waived were as follows:

	BHL	FRA	BLW
Amounts waived	$159	$643	$2,427

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. On December 2, 2016, the Manager entered into a Master Advisory Fee Agreement (“Agreement”), contractually committing to this arrangement through June 30, 2017 for BHL and BLW and through December 31, 2017 for FRA. The Agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ independent directors. For the six months ended February 28, 2017 the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

	BHL	FRA	BLW
Amounts waived	$987	$3,513	$787

Officers and Directors: Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended February 28, 2017, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (loss)
BLW	$6,334	—	—

7. Purchases and Sales:

For the six months ended February 28, 2017, purchases and sales of investments, including paydowns and excluding short-term securities, were as follows:

Purchases
	BHL	FRA	BLW
Non-U.S. Government Securities	$35,948,191	$284,667,669	$269,585,822
U.S. Government Securities	—	—	—

Total Purchases	$35,948,191	$284,667,669	$269,585,822

Sales
	BHL	FRA	BLW
Non-U.S. Government Securities (includes paydowns)	$66,963,950	$279,082,153	$264,620,434
U.S. Government Securities	—	—	1,589,200

Total Sales	$66,963,950	$279,082,153	$266,209,634

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

86	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

As of August 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BHL	FRA	BLW
No expiration date[1]	$4,624,408	$21,876,470	$41,127,468
2017	—	50,735,721	9,996,868
2018	—	27,716,009	37,509,275
2019	—	2,206,081	—

Total	$4,624,408	$102,534,281	$88,633,611

As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	BHL	FRA	BLW
Tax cost	$145,687,933	$829,102,835	$885,558,373

Gross unrealized appreciation	$1,798,710	$10,305,227	23,009,105
Gross unrealized depreciation	(660,158)	(10,746,632)	(14,045,582)

Net unrealized appreciation (depreciation)	$1,138,552	$(441,405)	$8,963,523

9. Bank Borrowings:

BHL and FRA are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to the Funds. As of period end, the Funds have not received any notice to terminate. BHL and FRA have granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for the following maximum commitment amounts:

Commitment Amounts
BHL	$61,000,000
FRA	$274,000,000

Advances will be made by SSB to BHL or FRA, at the Funds’ option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, BHL and FRA paid a commitment fee (based on the daily unused portion of the commitments). The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs, if any. Advances to BHL and FRA as of period end are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

BHL and FRA may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 28, 2017, the average amount of bank borrowings and the daily weighted average interest rates for BHL and FRA for loans under the revolving credit agreements were as follows:

	Average Amount of Bank Borrowings	Daily Weighted Average Interest Rate
BHL	$45,220,994	1.38%
FRA	$227,337,017	1.37%

10. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	87

Notes to Financial Statements (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with their counterparties to a written option.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: Certain Funds may invest in securities that are rated below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

The Funds invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

BHL and BLW are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. FRA is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders.

88	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (concluded)

On October 26, 2016, with respect to FRA and BLW, the Board approved the Funds’ participation in an open market share repurchase program. The Funds are eligible to purchase, at prevailing market prices, up to 5% of their common shares outstanding as of the close of business on October 28, 2016, subject to certain conditions. Repurchases may be made through November 30, 2017. There is no assurance that the Funds will purchase shares in any particular amounts.

For the six months ended February 28, 2017 and the year ended August 31, 2016, shares issued and outstanding remained constant.

BLW had previously filed a final prospectus with the U.S. Securities and Exchange Commission (“SEC”) allowing it to issue an additional 3,750,000 Common Shares through a Shelf Offering. BLW is no longer actively engaged in a Shelf Offering and has not filed a registration statement or a prospectus for any current Shelf Offering. BLW did not issue any Common Shares through its Shelf Offering.

FRA filed a final prospectus with the SEC allowing it to issue an additional 3,050,000 Common Shares through a Shelf Offering. Under the Shelf Offering, FRA, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above FRA’s NAV per Common Share (calculated within 48 hours of pricing). FRA has not issued any Common Shares through its Shelf Offering. See Additional Information - Shelf Offering Program for additional information about the Shelf Offering.

Costs incurred by FRA and BLW in connection with the Shelf Offering are recorded as a deferred charge and amortized over 12 months.

12. Contingencies:

In May 2015, the Motors Liquidation Company Avoidance Action Trust, as the Trust Administrator and Trustee of the General Motors bankruptcy estate, began serving amended complaints on defendants, which include former holders of certain General Motors debt (the “Debt”), in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. In addition to FRA, the lawsuit also names over five hundred other institutional investors as defendants, some of which are also managed by BlackRock Advisors, LLC or its affiliates. The plaintiffs are seeking an order that FRA and other defendants return proceeds received in 2009 in full payment of the principal and interest on the Debt. The holders received a full repayment of a term loan pursuant to a court order in the General Motors bankruptcy proceeding with the understanding that the Debt was fully secured at the time of repayment. The plaintiffs contend that FRA and other defendants were not secured creditors at the time of the 2009 payments and therefore not entitled to the payments in full. FRA cannot predict the outcome of the lawsuit, or the effect, if any, on FRA’s net asset value. As such, no liability for litigation related to this matter is reflected in the financial statements. Management cannot determine the amount of loss that will be realized by FRA but does not expect the loss to exceed the payment received in 2009. The amount of the proceeds received in 2009 is $668,165.

13. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share
	Paid[1]	Declared[2]
BHL	$0.051	$0.051
FRA	$0.061	$0.061
BLW	$0.087	$0.087

[1]	Net investment income dividend paid on March 31, 2017 to Common Shareholders of record on March 15, 2017.

[2]	Net investment income dividend declared on April 3, 2017, payable to Common Shareholders of record on April 13, 2017.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	89

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board and Director

Michael J. Castellano, Director

Cynthia L. Egan, Director

Frank J. Fabozzi, Director

Jerrold B. Harris, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director

Catherine A. Lynch, Director

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

Distributor[1] BlackRock Investments, LLC New York, NY 10022	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

[1]	For FRA and BLW.

90	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Additional Information

Fund Certification

Certain Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

BHL and BLW do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statements of Additional Information have not been updated after the completion of the respective Fund’s offerings and the information contained in their Statements of Additional Information may have become outdated.

FRA’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.

In accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that FRA and BLW from time to time may purchase their common shares in the open market or in private transactions.

Except as described below, during the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

On October 28, 2016, FRA announced that it had divided its Board of Directors into three classes, with one class standing for election each year, and had adopted a voting standard of a majority of the outstanding shares for the election of directors in a contested election.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	91

Additional Information (continued)

General Information (concluded)

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Section 19(a) Notices

BLW’s amounts and sources of distributions reported are estimates and are being provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of the fiscal year and may be subject to changes based on tax regulations. The Fund will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

February 28, 2017
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share
BLW	$0.740334	—	—	$0.025666	$0.7660	97%	0%	0%	3%	100%

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website http://www.blackrock.com.

92	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Additional Information (concluded)

Shelf Offering Program

From time-to-time, the Funds may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, the Funds may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Funds’ net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow the Funds to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.

BHL and BLW have not filed a registration statement with respect to any current Shelf Offerings. This report is not an offer to sell Fund Common Shares and is not a solicitation of an offer to buy Fund Common Shares. If a Fund files a registration statement with respect to any current Shelf Offering, the prospectus contained therein will contain more complete information about the Fund and should be read carefully before investing.

FRA has filed a final prospectus with the SEC in connection with its Shelf Offering. This report is not an offer to sell FRA Common Shares or a solicitation of an offer to buy FRA Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectus contains important information about FRA, including its investment objectives, risks, charges and expenses. Investors are urged to read the prospectus of FRA carefully and in its entirety before investing. A copy of the final prospectus for FRA can be obtained from BlackRock at http://www.blackrock.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	93

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEFT-BK3-2/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –

Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: May 3, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: May 3, 2017

3